UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2021

Date of reporting period:	1/31/2021

Item 1 – Reports to Stockholders

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM QMA Commodity Strategies Fund

PGIM QMA Mid-Cap Core Equity Fund

PGIM QMA US Broad Market Index Fund

SEMIANNUAL REPORT

JANUARY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

PGIM Day One Underlying Funds

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Day One Underlying Funds informative and useful. The report covers performance for the six-month period ended January 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Day One Underlying Funds

March 15, 2021

PGIM Day One Underlying Funds	3

PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/21 Six Months* (%)	Average Annual Total Returns as of 1/31/21
		One Year (%)	Since Inception (%)
Fund	41.08	44.56	16.66 (11/15/16)
Russell 2000 Index
	40.89	30.17	12.91

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

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PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 2000 Index—The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

PGIM Jennison Small-Cap Core Equity Fund
Ten Largest Holdings	Line of Business	% of Net Assets
Bandwidth, Inc. (Class A Stock)	Diversified Telecommunication Services	2.0%
Saia, Inc.	Road & Rail	1.9%
NextEra Energy Partners LP	Independent Power & Renewable Electricity Producers	1.6%
WillScot Mobile Mini Holdings Corp.	Construction & Engineering	1.6%
Brunswick Corp.	Leisure Products	1.6%
Varonis Systems, Inc.	Software	1.6%
Performance Food Group Co.	Food & Staples Retailing	1.6%
Q2 Holdings, Inc.	Software	1.5%
Brooks Automation, Inc.	Semiconductors & Semiconductor Equipment	1.4%
Pinnacle Financial Partners, Inc.	Banks	1.4%

Holdings reflect only long-term investments and are subject to change.

PGIM Day One Underlying Funds	5

PGIM Core Conservative Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/21 Six Months* (%)	Average Annual Total Returns as of 1/31/21
		One Year (%)	Since Inception (%)
Fund	-1.00	4.11	3.85 (11/15/16)
Bloomberg Barclays US Aggregate Bond Index
	-0.91	4.72	4.54

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

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PGIM Core Conservative Bond Fund

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 1/31/21 (%)
AAA	68.7
AA	5.0
A	12.1
BBB	11.5
Cash/Cash Equivalents	2.7
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. Credit ratings are subject to change.

PGIM Day One Underlying Funds	7

PGIM TIPS Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/21 Six Months* (%)	Average Annual Total Returns as of 1/31/21
		One Year (%)	Since Inception (%)
Fund	2.32	8.20	4.40 (11/15/16)
Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index
	2.69	9.07	5.03

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

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PGIM TIPS Fund

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index—The Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 1/31/21 (%)
AAA	99.3
Cash/Cash Equivalents	0.7
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. Credit ratings are subject to change.

PGIM Day One Underlying Funds	9

PGIM QMA Commodity Strategies Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/21 Six Months* (%)	Average Annual Total Returns as of 1/31/21
		One Year (%)	Since Inception (%)
Fund	18.82	10.23	1.06 (11/15/16)
Bloomberg Commodity Index
	16.69	7.31	-0.39

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

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PGIM QMA Commodity Strategies Fund

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

PGIM QMA Commodity Strategies Fund
Ten Largest Commodities Future Exposure Holdings	% of Net Assets
Gold 100 OZ	13.8%
WTI Crude	9.6%
Natural Gas	8.2%
Brent Crude	6.8%
Soybean	5.7%
Corn	5.3%
Copper	5.1%
Soybean Oil	5.0%
Silver	4.5%
Sugar #11 (World)	4.4%

Holdings reflect only long-term investments and are subject to change.

PGIM Day One Underlying Funds	11

PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/21 Six Months* (%)	Average Annual Total Returns as of 1/31/21
		One Year (%)	Since Inception (%)
Fund	23.63	8.26	7.13 (11/17/16)
S&P MidCap 400 Index
	26.44	18.46	10.88

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

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PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance (continued)

Benchmark Definitions

S&P MidCap 400 Index*—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity and industry representation. It gives a broad look at how US mid-cap stock prices have performed.

*The S&P MidCap 400 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

PGIM QMA Mid-Cap Core Equity Fund
Ten Largest Holdings	Line of Business	% of Net Assets
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	1.2%
Generac Holdings, Inc.	Electrical Equipment	1.1%
Quidel Corp.	Health Care Equipment & Supplies	1.1%
Charles River Laboratories International, Inc.	Life Sciences Tools & Services	1.1%
Molina Healthcare, Inc.	Health Care Providers & Services	1.1%
Fair Isaac Corp.	Software	1.1%
Bio-Techne Corp.	Life Sciences Tools & Services	1.0%
AGCO Corp.	Machinery	1.0%
RPM International, Inc.	Chemicals	1.0%
Medical Properties Trust, Inc.	Equity Real Estate Investment Trusts (REITs)	1.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Day One Underlying Funds	13

PGIM QMA US Broad Market Index Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/21 Six Months* (%)	Average Annual Total Returns as of 1/31/21
		One Year (%)	Since Inception (%)
Fund	15.42	17.56	15.07 (11/17/16)
S&P Composite 1500 Index
	15.69	17.48	15.17

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.

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PGIM QMA US Broad Market Index Fund

Your Fund’s Performance (continued)

Benchmark Definitions

S&P Composite 1500 Index*—The S&P Composite 1500® Index is an unmanaged index of stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: The S&P 500 Index (which measures the performance of US Large Cap stocks), the S&P MidCap 400 Index (which measures the performance of US Mid Cap stocks) and the S&P 600 Index (which measures the performance of US Small Cap stocks) and gives an indication of how the broad US stock market has performed.

*The S&P Composite 1500 Index (the Index) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

PGIM QMA US Broad Market Index Fund
Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.8%
Microsoft Corp.	Software	4.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.7%
iShares Core S&P 500 ETF	Exchange-Traded Funds	3.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.7%
Tesla, Inc.	Automobiles	1.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.5%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.5%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.2%
Johnson & Johnson	Pharmaceuticals	1.2%

Holdings reflect only long-term investments and are subject to change.

PGIM Day One Underlying Funds	15

Fees and Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2021. The example is for illustrative purposes only; you should consult the Funds’ Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the tables below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small-Cap Core Equity Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,410.80	0.95%	$5.77
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

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PGIM Core Conservative Bond Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$990.00	0.50%	$2.51
	Hypothetical	$1,000.00	$1,022.68	0.50%	$2.55

PGIM TIPS Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,023.20	0.40%	$2.04
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

PGIM QMA Commodity Strategies Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,188.20	0.70%	$3.86
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57

PGIM QMA Mid-Cap Core Equity Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,236.30	0.85%	$4.79
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

PGIM QMA US Broad Market Index Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,154.20	0.20%	$1.09
	Hypothetical	$1,000.00	$1,024.20	0.20%	$1.02

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Day One Underlying Funds	17

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

BABs—Build America Bonds

ETF—Exchange-Traded Fund

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

LP—Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS

Aerospace & Defense 1.3%

Curtiss-Wright Corp.	1,950	$202,391
Kaman Corp.	3,217	162,008

		364,399

Banks 9.3%

Ameris Bancorp	5,223	204,272
Atlantic Union Bankshares Corp.	3,797	124,693
BankUnited, Inc.	9,107	315,558
Brookline Bancorp, Inc.	11,939	150,312
Byline Bancorp, Inc.	6,857	110,192
East West Bancorp, Inc.	6,305	377,922
Eastern Bankshares, Inc.*	7,545	120,267
Enterprise Financial Services Corp.	2,734	96,538
First Bancorp/Southern Pines NC	6,281	213,931
First Foundation, Inc.	8,958	181,489
Pinnacle Financial Partners, Inc.	5,872	402,408
Seacoast Banking Corp. of Florida*	3,011	91,685
Silvergate Capital Corp. (Class A Stock)*	473	44,017
Wintrust Financial Corp.	4,029	242,505

		2,675,789

Biotechnology 4.7%

Amicus Therapeutics, Inc.*	12,806	242,161
Apellis Pharmaceuticals, Inc.*	4,157	184,030
C4 Therapeutics, Inc.*	1,617	58,406
Constellation Pharmaceuticals, Inc.*	4,713	155,388
Emergent BioSolutions, Inc.*	2,373	253,555
Intellia Therapeutics, Inc.*	904	56,609
Legend Biotech Corp., ADR*	2,110	53,320
Nurix Therapeutics, Inc.*	1,963	71,414
ORIC Pharmaceuticals, Inc.*	1,930	56,588
Turning Point Therapeutics, Inc.*	1,711	214,713

		1,346,184

Building Products 1.2%

AZEK Co., Inc. (The)*	1,985	79,182
JELD-WEN Holding, Inc.*	10,486	272,531

		351,713

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 5.0%

Assetmark Financial Holdings, Inc.*	3,586	$82,550
Brightsphere Investment Group, Inc.	16,999	311,592
Focus Financial Partners, Inc. (Class A Stock)*	6,091	289,810
Hamilton Lane, Inc. (Class A Stock)	2,372	178,777
Houlihan Lokey, Inc.	3,308	214,524
Lazard Ltd. (Class A Stock)	3,289	135,507
Moelis & Co. (Class A Stock)	2,327	115,675
Open Lending Corp. (Class A Stock)*	3,257	118,196

		1,446,631

Chemicals 1.2%

Avient Corp.	8,785	337,608

Commercial Services & Supplies 1.1%

Harsco Corp.*	14,570	242,299
Healthcare Services Group, Inc.	2,643	85,686

		327,985

Construction & Engineering 3.0%

Great Lakes Dredge & Dock Corp.*	29,176	397,669
WillScot Mobile Mini Holdings Corp.*	19,964	473,346

		871,015

Construction Materials 1.2%

Summit Materials, Inc. (Class A Stock)*	17,221	353,547

Diversified Financial Services 1.0%

Crescent Acquisition Corp. (Class A Stock)*	14,105	146,692
Hudson Executive Investment Corp. (Class A Stock)*	13,134	150,778

		297,470

Diversified Telecommunication Services 2.0%

Bandwidth, Inc. (Class A Stock)*	3,290	586,081

Electric Utilities 0.7%

PNM Resources, Inc.	4,029	195,487

See Notes to Financial Statements.

PGIM Day One Underlying Funds    21

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 1.8%

Littelfuse, Inc.	1,129	$274,765
nLight, Inc.*	7,662	242,732

		517,497

Energy Equipment & Services 0.3%

Cactus, Inc. (Class A Stock)	3,288	86,146

Equity Real Estate Investment Trusts (REITs) 4.9%

Cousins Properties, Inc.	6,270	197,756
Independence Realty Trust, Inc.	19,823	263,249
National Storage Affiliates Trust	8,327	304,269
Physicians Realty Trust	6,404	112,903
QTS Realty Trust, Inc. (Class A Stock)	4,219	274,657
Retail Opportunity Investments Corp.	11,004	155,046
Summit Hotel Properties, Inc.	13,754	111,407

		1,419,287

Food & Staples Retailing 3.0%

BJ’s Wholesale Club Holdings, Inc.*	6,947	292,260
Performance Food Group Co.*	9,756	457,361
Sprouts Farmers Market, Inc.*	4,736	107,271

		856,892

Food Products 2.0%

Adecoagro SA (Brazil)*	14,758	110,095
Freshpet, Inc.*	1,906	265,525
Utz Brands, Inc.	7,760	182,981
Vital Farms, Inc.*	903	22,331

		580,932

Health Care Equipment & Supplies 4.1%

BioLife Solutions, Inc.*	2,809	106,517
Integra LifeSciences Holdings Corp.*	2,458	162,326
Intersect ENT, Inc.*	8,542	191,939
Nevro Corp.*	1,856	300,282
Outset Medical, Inc.*	1,341	69,504

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Silk Road Medical, Inc.*	2,891	$157,646
Tandem Diabetes Care, Inc.*	2,167	200,773

		1,188,987

Health Care Providers & Services 2.2%

Acadia Healthcare Co., Inc.*	6,166	312,493
Covetrus, Inc.*	3,876	132,055
HealthEquity, Inc.*	2,108	176,124

		620,672

Health Care Technology 3.3%

Accolade, Inc.*	3,992	202,354
Inspire Medical Systems, Inc.*	1,754	353,449
Phreesia, Inc.*	5,907	385,668

		941,471

Hotels, Restaurants & Leisure 3.8%

BJ’s Restaurants, Inc.*	711	33,232
Bloomin’ Brands, Inc.	8,237	173,554
Jack in the Box, Inc.	4,045	380,796
Rush Street Interactive, Inc.*	7,720	140,273
Wingstop, Inc.	2,506	376,025

		1,103,880

Household Durables 0.3%

Century Communities, Inc.*	2,126	99,794

Independent Power & Renewable Electricity Producers 1.6%

NextEra Energy Partners LP	5,818	474,167

Insurance 1.5%

Axis Capital Holdings Ltd.	2,596	119,156
Goosehead Insurance, Inc. (Class A Stock)(a)	2,053	274,281
ProSight Global, Inc.*	4,164	51,842

		445,279

See Notes to Financial Statements.

PGIM Day One Underlying Funds    23

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 0.6%

Stamps.com, Inc.*	816	$186,301

IT Services 2.2%

Evo Payments, Inc. (Class A Stock)*	9,949	228,429
Globant SA (Argentina)*	527	101,184
Grid Dynamics Holdings, Inc.*	1,734	22,542
Shift4 Payments, Inc. (Class A Stock)*	4,420	287,344

		639,499

Leisure Products 1.9%

Brunswick Corp.	5,467	472,677
YETI Holdings, Inc.*	1,079	71,020

		543,697

Life Sciences Tools & Services 1.7%

NeoGenomics, Inc.*	4,493	238,219
Syneos Health, Inc.*	3,269	243,050

		481,269

Machinery 4.9%

Colfax Corp.*	7,829	290,612
Enerpac Tool Group Corp.	6,291	127,518
Kennametal, Inc.	6,827	258,607
Mayville Engineering Co., Inc.*	9,238	129,332
Mueller Water Products, Inc. (Class A Stock)	6,298	75,513
Rexnord Corp.	8,837	334,569
Trinity Industries, Inc.	7,101	197,479

		1,413,630

Media 0.8%

Cardlytics, Inc.*	1,871	228,767

Metals & Mining 0.2%

Sandstorm Gold Ltd. (Canada)*	10,805	69,800

Oil, Gas & Consumable Fuels 1.1%

PDC Energy, Inc.*	13,913	302,051

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Products 0.6%

elf Beauty, Inc.*	7,752	$168,683

Pharmaceuticals 1.9%

GW Pharmaceuticals PLC (United Kingdom), ADR*	1,160	176,865
Prestige Consumer Healthcare, Inc.*	4,041	161,640
Revance Therapeutics, Inc.*	7,758	197,364

		535,869

Professional Services 1.0%

ASGN, Inc.*	1,238	102,642
Huron Consulting Group, Inc.*	3,559	188,485

		291,127

Road & Rail 2.5%

Saia, Inc.*	3,120	551,460
TFI International, Inc. (Canada)	2,438	161,981

		713,441

Semiconductors & Semiconductor Equipment 5.8%

Brooks Automation, Inc.	5,351	405,392
Inphi Corp.*	1,982	334,185
Lattice Semiconductor Corp.*	6,816	273,390
MACOM Technology Solutions Holdings, Inc.*	2,642	150,224
MaxLinear, Inc.*	7,697	241,609
Tower Semiconductor Ltd. (Israel)*	10,058	281,322

		1,686,122

Software 6.5%

Blackline, Inc.*	849	110,047
CyberArk Software Ltd.*	1,038	166,340
Descartes Systems Group, Inc. (The) (Canada)*	1,459	89,087
Everbridge, Inc.*	2,203	292,845
PagerDuty, Inc.*	4,054	197,551
Q2 Holdings, Inc.*	3,382	432,862
Varonis Systems, Inc.*	2,605	460,486
Vertex, Inc. (Class A Stock)*	3,833	125,914

		1,875,132

See Notes to Financial Statements.

PGIM Day One Underlying Funds    25

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail 2.9%

Boot Barn Holdings, Inc.*	3,891	$222,721
Five Below, Inc.*	786	138,124
National Vision Holdings, Inc.*	7,374	341,932
Vroom, Inc.*	3,386	124,706

		827,483

Textiles, Apparel & Luxury Goods 1.0%

Kontoor Brands, Inc.	8,045	290,585

Thrifts & Mortgage Finance 1.0%

WSFS Financial Corp.	6,802	292,282

Trading Companies & Distributors 0.6%

Rush Enterprises, Inc. (Class A Stock)	4,419	185,554

TOTAL LONG-TERM INVESTMENTS (cost $19,537,310)		28,220,205

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	502,116	502,116
PGIM Institutional Money Market Fund (cost $1,133; includes $1,087 of cash collateral for securities on loan)(b)(wa)	1,137	1,136

TOTAL SHORT-TERM INVESTMENTS (cost $503,249)		503,252

TOTAL INVESTMENTS 99.5% (cost $20,040,559)		28,723,457
Other assets in excess of liabilities 0.5%		156,700

NET ASSETS 100.0%		$28,880,157

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,202; cash collateral of $1,087 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$ 364,399	$—	$—
Banks	2,675,789	—	—
Biotechnology	1,346,184	—	—
Building Products	351,713	—	—
Capital Markets	1,446,631	—	—
Chemicals	337,608	—	—
Commercial Services & Supplies	327,985	—	—
Construction & Engineering	871,015	—	—
Construction Materials	353,547	—	—
Diversified Financial Services	297,470	—	—
Diversified Telecommunication Services	586,081	—	—
Electric Utilities	195,487	—	—
Electronic Equipment, Instruments & Components	517,497	—	—
Energy Equipment & Services	86,146	—	—
Equity Real Estate Investment Trusts (REITs)	1,419,287	—	—
Food & Staples Retailing	856,892	—	—
Food Products	580,932	—	—
Health Care Equipment & Supplies	1,188,987	—	—
Health Care Providers & Services	620,672	—	—
Health Care Technology	941,471	—	—
Hotels, Restaurants & Leisure	1,103,880	—	—
Household Durables	99,794	—	—
Independent Power & Renewable Electricity Producers	474,167	—	—
Insurance	445,279	—	—
Internet & Direct Marketing Retail	186,301	—	—
IT Services	639,499	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds    27

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Leisure Products	$ 543,697	$—	$—
Life Sciences Tools & Services	481,269	—	—
Machinery	1,413,630	—	—
Media	228,767	—	—
Metals & Mining	69,800	—	—
Oil, Gas & Consumable Fuels	302,051	—	—
Personal Products	168,683	—	—
Pharmaceuticals	535,869	—	—
Professional Services	291,127	—	—
Road & Rail	713,441	—	—
Semiconductors & Semiconductor Equipment	1,686,122	—	—
Software	1,875,132	—	—
Specialty Retail	827,483	—	—
Textiles, Apparel & Luxury Goods	290,585	—	—
Thrifts & Mortgage Finance	292,282	—	—
Trading Companies & Distributors	185,554	—	—
Affiliated Mutual Funds	503,252	—	—

Total	$28,723,457	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2021 were as follows:

Banks	9.3%
Software	6.5
Semiconductors & Semiconductor Equipment	5.8
Capital Markets	5.0
Equity Real Estate Investment Trusts (REITs)	4.9
Machinery	4.9
Biotechnology	4.7
Health Care Equipment & Supplies	4.1
Hotels, Restaurants & Leisure	3.8
Health Care Technology	3.3
Construction & Engineering	3.0
Food & Staples Retailing	3.0
Specialty Retail	2.9
Road & Rail	2.5
IT Services	2.2
Health Care Providers & Services	2.2
Diversified Telecommunication Services	2.0

Food Products	2.0%
Leisure Products	1.9
Pharmaceuticals	1.9
Electronic Equipment, Instruments & Components	1.8
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	1.8
Life Sciences Tools & Services	1.7
Independent Power & Renewable Electricity Producers	1.6
Insurance	1.5
Aerospace & Defense	1.3
Construction Materials	1.2
Building Products	1.2
Chemicals	1.2
Commercial Services & Supplies	1.1
Oil, Gas & Consumable Fuels	1.1

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Industry Classification (continued):

Diversified Financial Services	1.0%
Thrifts & Mortgage Finance	1.0
Professional Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Media	0.8
Electric Utilities	0.7
Internet & Direct Marketing Retail	0.6
Trading Companies & Distributors	0.6
Personal Products	0.6

Household Durables	0.3%
Energy Equipment & Services	0.3
Metals & Mining	0.2

99.5
Other assets in excess of liabilities	0.5

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,202	$(1,087)	$115

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    29

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2021

Assets

Investments at value, including securities on loan of $1,202:
Unaffiliated investments (cost $19,537,310)	$28,220,205
Affiliated investments (cost $503,249)	503,252
Receivable for Fund shares sold	228,454
Receivable for investments sold	171,387
Dividends receivable	30
Prepaid expenses	2,004

Total Assets	29,125,332

Liabilities

Payable for investments purchased	188,271
Accrued expenses and other liabilities	22,738
Custodian and accounting fees payable	18,537
Management fee payable	13,377
Payable to broker for collateral for securities on loan	1,087
Trustees’ fees payable	848
Payable for Fund shares purchased	257
Affiliated transfer agent fee payable	60

Total Liabilities	245,175

Net Assets	$28,880,157

Net assets were comprised of:
Shares of beneficial interest, at par	$1,708
Paid-in capital in excess of par	17,826,652
Total distributable earnings (loss)	11,051,797

Net assets, January 31, 2021	$28,880,157

Class R6

Net asset value, offering price and redemption price per share, ($28,880,157 ÷ 1,707,651 shares of beneficial interest issued and outstanding)	$16.91

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $159 foreign withholding tax)	$97,605
Income from securities lending, net (including affiliated income of $308)	4,538
Affiliated dividend income	807

Total income	102,950

Expenses
Management fee	96,138
Custodian and accounting fees	26,045
Audit fee	12,348
Legal fees and expenses	9,000
Trustees’ fees	5,448
Shareholders’ reports	3,474
Transfer agent’s fees and expenses (including affiliated expense of $191)	279
SEC registration fees	164
Registration fees	126
Miscellaneous	8,195

Total expenses	161,217
Less: Fee waiver and/or expense reimbursement	(39,442)

Net expenses	121,775

Net investment income (loss)	(18,825)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $256)	4,089,689
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(435))	4,665,603

Net gain (loss) on investment transactions	8,755,292

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,736,467

See Notes to Financial Statements.

PGIM Day One Underlying Funds    31

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(18,825)	$(5,161)
Net realized gain (loss) on investment transactions	4,089,689	(351,664)
Net change in unrealized appreciation (depreciation) on investments	4,665,603	1,646,389

Net increase (decrease) in net assets resulting from operations	8,736,467	1,289,564

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,083,084)	—

Fund share transactions
Net proceeds from shares sold	2,143,218	6,847,970
Net asset value of shares issued in reinvestment of dividends and distributions	1,083,084	—
Cost of shares purchased	(3,438,377)	(4,069,959)

Net increase (decrease) in net assets from Fund share transactions	(212,075)	2,778,011

Total increase (decrease)	7,441,308	4,067,575

Net Assets:

Beginning of period	21,438,849	17,371,274

End of period	$28,880,157	$21,438,849

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.7%

ASSET-BACKED SECURITY 0.2%

Credit Cards

Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7 (cost $119,608)	3.960%	10/13/30	100	$120,183

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.1%
BANK,
Series 2020-BN29, Class A3	1.742	11/15/53	100	100,504
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52	100	107,767
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	32,702
Series 2020-B19, Class A3	1.787	09/15/53	175	179,765
Series 2020-B21, Class A4	1.704	12/17/53	100	100,469
Series 2021-B23, Class A4A1	1.823	02/15/54	200	203,561
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	99,874
CD Mortgage Trust,
Series 2017-CD06, Class A3	3.104	11/13/50	40	42,400
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	125	140,704
Series 2017-P08, Class A3	3.203	09/15/50	75	82,066
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	154	162,745
Series 2016-DC02, Class A5	3.765	02/10/49	25	28,229
CSAIL Commercial Mortgage Trust,
Series 2016-C07, Class A4	3.210	11/15/49	43	47,213
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class AM	3.248(cc)	09/25/27	50	56,811
Series K070, Class AM	3.364	12/25/27	25	28,833
Series K076, Class AM	3.900	04/25/28	50	59,009
Series K077, Class AM	3.850(cc)	05/25/28	10	11,875
Series K083, Class AM	4.030(cc)	10/25/28	25	30,087
GS Mortgage Securities Trust,
Series 2020-GC47, Class A4	2.125	05/12/53	100	103,340
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A3	3.763	03/10/52	125	142,544
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	20	20,888

See Notes to Financial Statements.

PGIM Day One Underlying Funds    33

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-JP04, Class A3	3.393%	12/15/49	125	$139,922
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	67	71,004
Series 2016-C32, Class A3	3.459	12/15/49	125	140,669
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	125	133,867
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	227,432
Series 2018-C09, Class ASB	4.090	03/15/51	60	68,108
Series 2018-C11, Class A3	4.312	06/15/51	75	84,235
Series 2018-C13, Class A3	4.069	10/15/51	200	231,869
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	138,559
Series 2017-C39, Class A3	2.878	09/15/50	100	105,749
Series 2020-C55, Class A4	2.474	02/15/53	125	133,069

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $3,037,708)				3,255,869

CORPORATE BONDS 26.0%

Aerospace & Defense 0.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26	35	35,761
Sr. Unsec’d. Notes	2.700	02/01/27	20	20,675
Sr. Unsec’d. Notes	3.100	05/01/26	10	10,601
Sr. Unsec’d. Notes	3.600	05/01/34	30	31,102
Sr. Unsec’d. Notes	3.900	05/01/49	10	10,207
Sr. Unsec’d. Notes	4.508	05/01/23	45	48,418
Sr. Unsec’d. Notes	5.805	05/01/50	40	52,727
General Dynamics Corp.,
Gtd. Notes	3.500	05/15/25	105	116,855
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	25	27,120
Sr. Unsec’d. Notes	3.800	03/01/45	15	17,958
Northrop Grumman Corp.,
Sr. Unsec’d. Notes	4.750	06/01/43	25	32,507

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.500%	03/15/27	25	$28,359
Sr. Unsec’d. Notes	4.125	11/16/28	30	35,265

				467,555

Agriculture 0.4%

Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	65	67,398
Gtd. Notes	4.800	02/14/29	25	29,670
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	15	16,357
Gtd. Notes	3.222	08/15/24	20	21,581
Gtd. Notes	3.557	08/15/27	20	22,208
Gtd. Notes	4.700	04/02/27	10	11,701
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	1.125	05/01/23	10	10,173
Sr. Unsec’d. Notes	2.625	03/06/23	50	52,380

				231,468

Airlines 0.2%

Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.150	10/11/25	22	22,746
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	20,290
Sr. Unsec’d. Notes	4.750	05/04/23	40	43,338
Sr. Unsec’d. Notes	5.125	06/15/27	30	35,488

				121,862

Auto Manufacturers 0.3%

General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	5	6,790
Sr. Unsec’d. Notes	6.600	04/01/36	10	13,806
Sr. Unsec’d. Notes	6.750	04/01/46	65	93,658
General Motors Financial Co., Inc.,
Gtd. Notes	4.000	01/15/25	65	71,487

				185,741

See Notes to Financial Statements.

PGIM Day One Underlying Funds    35

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 5.5%

Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	3.970%(ff)	03/05/29	340	$391,722
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	75	90,535
Sub. Notes, MTN	4.000	01/22/25	20	22,300
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	150	154,216
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	70	72,983
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	35	36,821
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	110	118,796
Sr. Unsec’d. Notes	3.400	05/01/26	45	50,153
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	25	28,050
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	60	67,885
Sr. Unsec’d. Notes	4.075(ff)	04/23/29	50	57,776
Sr. Unsec’d. Notes	4.650	07/30/45	50	65,020
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	200	233,339
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	50	52,164
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	30	30,058
Sr. Unsec’d. Notes	3.691(ff)	06/05/28	195	221,238
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	100	114,491
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	99,644
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	30	31,534
Sr. Unsec’d. Notes	2.525(ff)	11/19/41	10	9,895
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	15	16,074
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	250	280,009
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	111,314
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	65	77,768
Sub. Notes	3.875	09/10/24	60	66,774
KeyBank NA,
Sub. Notes	3.900	04/13/29	50	57,400
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	55	71,176
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	165	188,065
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	83,632
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	25	24,917

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.269%(ff)	03/22/25	30	$33,054
PNC Financial Services Group, Inc. (The),
Sub. Notes	3.900	04/29/24	50	55,162
Truist Bank,
Sr. Unsec’d. Notes	2.750	05/01/23	20	21,037
Truist Financial Corp.,
Sr. Unsec’d. Notes	2.700	01/27/22	20	20,441
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	60,508
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	73,208
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	180	192,886
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	97,363

				3,479,408

Beverages 0.6%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	20	24,697
Gtd. Notes	4.900	02/01/46	65	81,226
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	80	97,055
Gtd. Notes	5.550	01/23/49	30	40,907
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	20	22,736
Gtd. Notes	4.400	11/15/25	10	11,558
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	77,054
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,900

				366,133

Biotechnology 0.4%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	180	195,195

See Notes to Financial Statements.

PGIM Day One Underlying Funds    37

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)

Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	4.400%	12/01/21	20	$20,483
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes	2.800	09/15/50	15	14,048

				229,726

Building Materials 0.1%

Johnson Controls International PLC,
Sr. Unsec’d. Notes	4.950	07/02/64	4	5,331
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	10	10,608
Owens Corning,
Sr. Unsec’d. Notes	4.300	07/15/47	15	17,695
Vulcan Materials Co.,
Sr. Unsec’d. Notes	4.500	06/15/47	30	36,887

				70,521

Chemicals 0.8%

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26	55	62,054
Sr. Unsec’d. Notes	4.625	10/01/44	20	24,515
Sr. Unsec’d. Notes	5.550	11/30/48	10	14,084
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.493	11/15/25	65	75,474
Eastman Chemical Co.,
Sr. Unsec’d. Notes	4.650	10/15/44	45	55,937
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	20	25,071
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44	35	42,923
LYB International Finance III LLC,
Gtd. Notes	3.375	05/01/30	70	77,518
Gtd. Notes	3.375	10/01/40	5	5,172
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	17,178
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	50	52,980
Sr. Unsec’d. Notes	5.250	01/15/45	35	47,073

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.500%	06/01/47	10	$12,766

				512,745

Commercial Services 0.4%

Brown University in Providence in the State of Rhode Island & Providence Plant,
Bonds, Series A	2.924	09/01/50	25	27,205
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	15	16,562
Cintas Corp. No. 2,
Gtd. Notes	3.700	04/01/27	20	22,944
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/01/24	30	32,039
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	10	10,664
IHS Markit Ltd.,
Sr. Unsec’d. Notes	4.125	08/01/23	5	5,419
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	10,403
S&P Global, Inc.,
Gtd. Notes	1.250	08/15/30	50	48,484
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	5,530
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	14,691
University of Southern California,
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	12,358
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.125	09/12/22	20	21,111
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	45	45,055

				272,465

Computers 0.6%

Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	155	172,957
Sr. Unsec’d. Notes	3.850	08/04/46	70	85,381

See Notes to Financial Statements.

PGIM Day One Underlying Funds    39

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

International Business Machines Corp.,
Sr. Unsec’d. Notes	3.625%	02/12/24	100	$109,387

				367,725

Diversified Financial Services 0.5%

Capital One Bank USA NA,
Sub. Notes	3.375	02/15/23	20	21,122
Discover Financial Services,
Sr. Unsec’d. Notes	4.100	02/09/27	20	22,998
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes	3.373	11/15/25	135	149,259
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750	10/15/32	55	57,021
Mastercard, Inc.,
Sr. Unsec’d. Notes	3.375	04/01/24	20	21,894
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	27,100
Visa, Inc.,
Sr. Unsec’d. Notes	2.700	04/15/40	5	5,252

				304,646

Electric 2.7%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.800	10/01/47	30	34,198
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	25	25,862
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.750	12/01/47	25	29,445
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	15	17,733
Ameren Illinois Co.,
Sr. Sec’d. Notes	4.150	03/15/46	30	37,181
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	11,132
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	10	10,901
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	6.125	04/01/36	80	114,868

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950%	03/01/48	25	$30,777
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30	25	27,088
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	45	57,714
First Mortgage, Series 123	3.750	08/15/47	5	5,875
Dominion Energy South Carolina, Inc.,
First Mortgage	5.100	06/01/65	15	23,016
First Mortgage	5.450	02/01/41	20	28,095
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	20	23,937
DTE Energy Co.,
Sr. Unsec’d. Notes	3.800	03/15/27	50	57,396
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	18,400
First Ref. Mortgage	4.000	09/30/42	40	47,870
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	75	81,083
Duke Energy Florida LLC,
First Mortgage	6.350	09/15/37	15	22,296
Duke Energy Indiana LLC,
First Mortgage, Series YYY	3.250	10/01/49	45	48,521
Entergy Louisiana LLC,
Collateral Trust	4.200	04/01/50	10	12,495
Entergy Texas, Inc.,
First Mortgage	1.750	03/15/31	50	49,715
Evergy Kansas Central, Inc.,
First Mortgage	4.125	03/01/42	15	17,991
Eversource Energy,
Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	14,741
Exelon Corp.,
Sr. Unsec’d. Notes	5.625	06/15/35	5	6,739
Florida Power & Light Co.,
First Mortgage	5.250	02/01/41	25	34,869
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	7	7,676
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B	2.650	09/15/29	35	37,623

See Notes to Financial Statements.

PGIM Day One Underlying Funds    41

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series IO	8.050%	07/07/24	10	$12,510
Louisville Gas & Electric Co.,
First Mortgage	5.125	11/15/40	5	6,541
Nevada Power Co.,
General Ref. Mortgage, Series R	6.750	07/01/37	10	14,840
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.250	06/01/30	5	5,176
Northern States Power Co.,
First Mortgage	3.600	09/15/47	15	17,803
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	20	24,410
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	30	30,083
First Mortgage	3.950	12/01/47	40	40,402
First Mortgage	4.500	07/01/40	15	16,455
PacifiCorp,
First Mortgage	5.250	06/15/35	45	60,512
First Mortgage	6.000	01/15/39	25	36,352
PECO Energy Co.,
First Mortgage	2.800	06/15/50	15	15,334
PPL Capital Funding, Inc.,
Gtd. Notes	4.125	04/15/30	30	35,416
Gtd. Notes	4.700	06/01/43	35	42,307
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	18,240
First Mortgage	4.150	10/01/45	20	24,428
First Mortgage	6.250	05/15/39	10	14,809
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.200	08/01/49	10	11,078
First Mortgage, MTN	3.600	12/01/47	5	5,902
First Mortgage, MTN	3.650	09/01/28	30	34,508
First Ref. Mortgage, MTN	3.950	05/01/42	10	11,979
Puget Energy, Inc.,
Sr. Sec’d. Notes	3.650	05/15/25	20	22,046
Sr. Sec’d. Notes	4.100	06/15/30	35	39,765
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	5,803
First Mortgage, Series UUU	3.320	04/15/50	25	27,561

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Sempra Energy,
Sr. Unsec’d. Notes	4.000%	02/01/48	25	$28,726
Southern California Edison Co.,
First Ref. Mortgage	3.500	10/01/23	50	53,722
First Ref. Mortgage	4.000	04/01/47	25	28,018
First Ref. Mortgage	4.650	10/01/43	40	48,168
Tampa Electric Co.,
Sr. Unsec’d. Notes	4.450	06/15/49	20	25,800
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	28,468
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	14,292

				1,736,691

Electronics 0.0%

FLIR Systems, Inc.,
Sr. Unsec’d. Notes	2.500	08/01/30	5	5,232

Foods 0.3%

Hormel Foods Corp.,
Sr. Unsec’d. Notes	1.800	06/11/30	85	86,074
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	5	5,448
Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.750	04/13/30	25	27,002
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	4.000	03/01/26	60	68,474

				186,998

Forest Products & Paper 0.1%

International Paper Co.,
Sr. Unsec’d. Notes	5.000	09/15/35	30	38,870

Gas 0.2%

Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	35	39,787

See Notes to Financial Statements.

PGIM Day One Underlying Funds    43

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

NiSource, Inc.,
Sr. Unsec’d. Notes	4.800%	02/15/44	25	$31,588
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43	25	29,761

				101,136

Hand/Machine Tools 0.0%

Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/50	35	34,928

Healthcare-Products 0.1%

Abbott Laboratories,
Sr. Unsec’d. Notes	4.900	11/30/46	25	35,375
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,856
Sr. Unsec’d. Notes	3.375	11/01/25	10	11,127
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	4.133	03/25/25	10	11,307

				68,665

Healthcare-Services 1.3%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49	15	16,659
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22	50	51,802
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	10,169
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	90	103,583
Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	16,106
Unsec’d. Notes	4.847	11/15/53	30	43,727
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	5	6,110
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021	1.777	11/15/30	30	30,261
Children’s Health System of Texas,
Unsec’d. Notes	2.511	08/15/50	10	9,522

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017	4.115%	01/01/47	15	$19,146
CommonSpirit Health,
Sr. Sec’d. Notes	2.760	10/01/24	20	21,442
Hackensack Meridian Health, Inc.,
Sec’d. Notes	4.500	07/01/57	5	6,727
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	20	25,545
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	4.700	02/01/45	25	31,624
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	40,992
Unsec’d. Notes, Series 2020	2.955	01/01/50	5	5,165
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	40	40,300
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2019	3.737	07/01/49	10	11,126
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	40	50,728
NYU Langone Hospitals,
Sec’d. Notes	4.368	07/01/47	15	18,436
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	5,107
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	10,628
Unsec’d. Notes, Series H	2.746	10/01/26	30	32,600
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	18,453
Sutter Health,
Unsec’d. Notes, Series 2018	4.091	08/15/48	45	54,071
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	101,892
Sr. Unsec’d. Notes	3.875	08/15/59	5	6,124
Sr. Unsec’d. Notes	4.250	06/15/48	25	31,817

				819,862

Insurance 0.7%

American International Group, Inc.,
Sr. Unsec’d. Notes	4.500	07/16/44	80	98,006

See Notes to Financial Statements.

PGIM Day One Underlying Funds    45

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Arch Capital Finance LLC,
Gtd. Notes	4.011%	12/15/26	45	$52,084
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	3.125	03/15/26	50	55,470
Chubb Corp. (The),
Gtd. Notes	6.000	05/11/37	30	44,449
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	29,164
Sr. Unsec’d. Notes	3.950	05/15/24	35	38,536
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	25	27,255
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	5,471
Sr. Unsec’d. Notes	4.350	03/01/48	5	6,188
Loews Corp.,
Sr. Unsec’d. Notes	3.200	05/15/30	15	16,875
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	30	36,869
Sr. Unsec’d. Notes	4.300	11/01/47	15	18,653

				429,020

Internet 0.0%

Amazon.com, Inc.,
Sr. Unsec’d. Notes	2.800	08/22/24	10	10,794

Iron/Steel 0.0%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	10	10,631

Lodging 0.1%

Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	5,332
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	47,502

				52,834

Machinery-Diversified 0.3%

John Deere Capital Corp.,
Sr. Unsec’d. Notes	2.800	01/27/23	10	10,497

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

John Deere Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.650%	06/24/24	10	$10,715
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	30	31,577
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	55	60,091
Gtd. Notes	4.950	09/15/28	10	11,827
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250	11/01/26	35	39,218

				163,925

Media 1.1%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	55	54,185
Sr. Sec’d. Notes	4.800	03/01/50	15	17,078
Sr. Sec’d. Notes	5.375	04/01/38	45	54,844
Sr. Sec’d. Notes	6.484	10/23/45	50	68,206
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	55	61,321
Gtd. Notes	3.750	04/01/40	10	11,619
Gtd. Notes	4.150	10/15/28	50	59,287
Gtd. Notes	4.600	08/15/45	55	71,384
Gtd. Notes	4.650	07/15/42	10	12,976
Discovery Communications LLC,
Gtd. Notes	4.125	05/15/29	10	11,559
Gtd. Notes	5.300	05/15/49	25	32,011
Gtd. Notes, 144A	4.000	09/15/55	66	70,802
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	21,835
Sr. Unsec’d. Notes	5.850	09/01/43	10	13,594
Walt Disney Co. (The),
Gtd. Notes	7.300	04/30/28	95	129,322

				690,023

Mining 0.2%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	30	42,234
Gtd. Notes	5.750	05/01/43	20	28,747

See Notes to Financial Statements.

PGIM Day One Underlying Funds    47

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes	5.950%	10/15/39	20	$28,424
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	20	20,570
Gtd. Notes	2.800	10/01/29	10	10,765
Gtd. Notes	5.450	06/09/44	15	20,816

				151,556

Miscellaneous Manufacturing 0.1%

Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	15	17,650
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	55	55,416

				73,066

Oil & Gas 1.0%

BP Capital Markets America, Inc.,
Gtd. Notes	3.245	05/06/22	60	62,178
Chevron Corp.,
Sr. Unsec’d. Notes	3.078	05/11/50	15	15,686
Chevron USA, Inc.,
Gtd. Notes	6.000	03/01/41	20	29,254
Concho Resources, Inc.,
Gtd. Notes	2.400	02/15/31	15	15,548
Gtd. Notes	3.750	10/01/27	40	44,065
Gtd. Notes	4.300	08/15/28	70	82,310
Gtd. Notes	4.875	10/01/47	5	6,634
ConocoPhillips Co.,
Gtd. Notes	4.950	03/15/26	30	35,751
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	20	24,002
Diamondback Energy, Inc.,
Gtd. Notes	3.500	12/01/29	30	31,864
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	30	34,119
Sr. Unsec’d. Notes	5.875	09/18/23	70	77,831
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35	25	28,518

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Equinor ASA (Norway),
Gtd. Notes	3.700%	04/06/50	20	$22,949
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	4.114	03/01/46	20	23,655
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30	40	38,968
Sr. Unsec’d. Notes	2.150	01/15/31	20	19,820
Total Capital International SA (France),
Gtd. Notes	2.829	01/10/30	25	27,188
Valero Energy Corp.,
Sr. Unsec’d. Notes	4.000	04/01/29	20	22,186

				642,526

Oil & Gas Services 0.0%

Halliburton Co.,
Sr. Unsec’d. Notes	4.750	08/01/43	25	27,637

Packaging & Containers 0.1%

Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	0.950	02/15/24	35	35,087

Pharmaceuticals 2.2%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	10	11,067
Sr. Unsec’d. Notes	4.250	11/21/49	135	163,831
Sr. Unsec’d. Notes	4.550	03/15/35	40	49,435
Sr. Unsec’d. Notes	4.700	05/14/45	45	56,801
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	32	35,370
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.250	10/26/49	65	82,972
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	120	139,671
Gtd. Notes	4.900	12/15/48	15	19,984
Sr. Unsec’d. Notes	3.400	03/15/50	25	27,072
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	37	43,494
Sr. Unsec’d. Notes	4.780	03/25/38	35	43,248
Sr. Unsec’d. Notes	5.050	03/25/48	20	26,169

See Notes to Financial Statements.

PGIM Day One Underlying Funds    49

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	5.125%	07/20/45	40	$52,233
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	2.850	05/08/22	45	46,477
Johnson & Johnson,
Sr. Unsec’d. Notes	2.100	09/01/40	15	14,639
Sr. Unsec’d. Notes	3.625	03/03/37	45	53,494
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	102,898
Sr. Unsec’d. Notes	3.400	03/07/29	15	17,164
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	30	32,710
Gtd. Notes	5.200	04/15/48	75	97,097
Novartis Capital Corp. (Switzerland),
Gtd. Notes	4.000	11/20/45	20	25,351
Pfizer, Inc.,
Sr. Unsec’d. Notes	2.550	05/28/40	35	35,912
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.050	03/31/30	130	131,284
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	10	11,067
Gtd. Notes, 144A	4.000	06/22/50	25	27,860
Wyeth LLC,
Gtd. Notes	6.450	02/01/24	50	58,950

				1,406,250

Pipelines 1.5%

Energy Transfer Operating LP,
Gtd. Notes	4.200	04/15/27	30	33,259
Gtd. Notes	4.750	01/15/26	40	45,066
Gtd. Notes	4.900	03/15/35	30	32,663
Gtd. Notes	5.300	04/15/47	5	5,273
Gtd. Notes	6.625	10/15/36	10	12,435
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	35	33,687
Gtd. Notes	4.850	03/15/44	105	127,721
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	5	4,697

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250%	06/01/30	20	$22,077
Sr. Unsec’d. Notes	3.950	03/01/50	40	42,537
Sr. Unsec’d. Notes	4.200	10/03/47	10	11,004
MPLX LP,
Sr. Unsec’d. Notes	4.125	03/01/27	10	11,405
Sr. Unsec’d. Notes	4.500	07/15/23	20	21,658
Sr. Unsec’d. Notes	4.500	04/15/38	20	22,372
Sr. Unsec’d. Notes	4.700	04/15/48	40	45,023
Sr. Unsec’d. Notes	4.800	02/15/29	50	59,240
ONEOK Partners LP,
Gtd. Notes	3.375	10/01/22	35	36,319
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	90	93,428
Gtd. Notes	4.450	09/01/49	25	25,633
Gtd. Notes	4.950	07/13/47	10	11,021
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.750	03/01/28	10	10,841
Sr. Unsec’d. Notes	4.900	10/01/46	25	27,788
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	25	25,984
Sr. Unsec’d. Notes	3.800	09/15/30	5	5,279
Sunoco Logistics Partners Operations LP,
Gtd. Notes	3.900	07/15/26	50	54,827
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	40	43,991
Sr. Unsec’d. Notes	4.600	03/15/48	30	35,647
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	34,042
Sr. Unsec’d. Notes	4.850	03/01/48	5	5,898

				940,815

Real Estate Investment Trusts (REITs) 0.3%

Boston Properties LP,
Sr. Unsec’d. Notes	3.850	02/01/23	20	21,203
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.000	01/15/30	20	21,727
Kimco Realty Corp.,
Sr. Unsec’d. Notes	1.900	03/01/28	25	25,576

See Notes to Financial Statements.

PGIM Day One Underlying Funds    51

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Realty Income Corp.,
Sr. Unsec’d. Notes	3.000%	01/15/27	10	$10,991
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	20,664
Sr. Unsec’d. Notes	3.375	10/01/24	70	76,033
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,576
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,888
Ventas Realty LP,
Gtd. Notes	3.850	04/01/27	15	16,855
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	10	10,888

				220,401

Retail 0.5%

AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	5	4,888
Sr. Unsec’d. Notes	3.750	04/18/29	30	34,214
Costco Wholesale Corp.,
Sr. Unsec’d. Notes	1.600	04/20/30	15	15,100
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	4.200	05/15/28	30	35,162
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/15/24	125	136,712
Sr. Unsec’d. Notes	3.900	06/15/47	30	36,417
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	3.100	05/03/27	20	22,310
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.700	01/30/26	5	5,653
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	31,869
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31	15	14,787

				337,112

Semiconductors 0.3%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.125	01/15/25	20	21,579
Broadcom, Inc.,
Gtd. Notes	3.150	11/15/25	55	59,688

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Broadcom, Inc., (cont’d.)
Gtd. Notes	4.110%	09/15/28	75	$84,742
Gtd. Notes, 144A	3.500	02/15/41	15	15,126

				181,135

Software 0.9%

Fidelity National Information Services, Inc.,
Gtd. Notes	3.875	06/05/24	10	10,979
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	5,345
Sr. Unsec’d. Notes	3.850	06/01/25	15	16,782
Intuit, Inc.,
Sr. Unsec’d. Notes	0.950	07/15/25	30	30,332
Sr. Unsec’d. Notes	1.350	07/15/27	5	5,070
Microsoft Corp.,
Sr. Unsec’d. Notes	2.400	08/08/26	65	70,401
Sr. Unsec’d. Notes	2.525	06/01/50	33	33,303
Sr. Unsec’d. Notes	2.875	02/06/24	85	91,140
Sr. Unsec’d. Notes	3.700	08/08/46	45	55,215
Sr. Unsec’d. Notes	4.100	02/06/37	7	8,865
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	100	109,390
Sr. Unsec’d. Notes	2.950	05/15/25	85	92,391
ServiceNow, Inc.,
Sr. Unsec’d. Notes	1.400	09/01/30	30	28,706

				557,919

Telecommunications 1.1%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	110	113,323
Sr. Unsec’d. Notes, 144A	2.550	12/01/33	19	18,950
Sr. Unsec’d. Notes, 144A	3.550	09/15/55	95	90,669
Sr. Unsec’d. Notes, 144A	3.800	12/01/57	25	24,975
Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.900	03/04/21	60	60,145
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	2.050	02/15/28	50	51,214
Sr. Sec’d. Notes, 144A	3.000	02/15/41	90	88,892

See Notes to Financial Statements.

PGIM Day One Underlying Funds    53

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

T-Mobile USA, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	3.875%	04/15/30	15	$16,951
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	10	9,734
Sr. Unsec’d. Notes	4.016	12/03/29	45	52,685
Sr. Unsec’d. Notes	4.522	09/15/48	133	165,143

				692,681

Transportation 0.4%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.750	04/01/24	75	82,118
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	40	45,965
Sr. Unsec’d. Notes	3.800	04/15/50	15	17,583
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	22,151
Sr. Unsec’d. Notes	3.250	02/05/50	40	43,136
Sr. Unsec’d. Notes	3.600	09/15/37	10	11,326
Sr. Unsec’d. Notes	3.750	02/05/70	5	5,798

				228,077

TOTAL CORPORATE BONDS (cost $15,353,898)				16,453,866

MUNICIPAL BONDS 1.0%

Arizona 0.1%

Salt River Project Agricultural Improvement & Power
District,
Revenue Bonds, BABs	4.839	01/01/41	35	46,922

California 0.4%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	100	167,511
Taxable, Revenue Bonds	2.574	04/01/31	15	16,090

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716%	07/01/39	20	$29,281
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	51,766

				264,648

Illinois 0.1%

Chicago O’Hare International Airport, Taxable, Revenue Bonds, Series C	4.472	01/01/49	20	24,876
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	50	55,820

				80,696

Michigan 0.1%

Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	16,912
University of Michigan, Revenue Bonds, Series B	2.437	04/01/40	25	25,753

				42,665

New Jersey 0.1%

New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	55	91,877

New York 0.1%

New York City Water & Sewer System, Taxable, Revenue Bonds, BABs	5.882	06/15/44	20	31,386
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	15	20,100

				51,486

Ohio 0.1%

JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	5,415
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	15,650

See Notes to Financial Statements.

PGIM Day One Underlying Funds    55

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Ohio State University (The), (cont’d.)
Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	25	$35,396
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	13,728

				70,189

Texas 0.0%

Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	17,095

TOTAL MUNICIPAL BONDS (cost $586,808)				665,578

SOVEREIGN BONDS 1.9%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	7.625	03/29/41	16	27,857
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	221,914
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26	225	247,302
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.000	10/02/23	100	109,304
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	74,305
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.160	01/23/30	200	217,831
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	7.750	01/14/31	100	153,337
Province of Quebec (Canada),
Debentures, Series NN	7.125	02/09/24	40	47,836
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	10	13,350
Sr. Unsec’d. Notes	5.100	06/18/50	55	74,002

TOTAL SOVEREIGN BONDS (cost $1,136,526)				1,187,038

U.S. GOVERNMENT AGENCY OBLIGATIONS 26.1%
Federal Home Loan Bank	3.250	11/16/28	70	82,509
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	105,529
Federal Home Loan Mortgage Corp.	2.000	01/01/32	51	53,187

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	2.000%	12/01/50	500	$516,359
Federal Home Loan Mortgage Corp.	2.500	07/01/31	126	134,626
Federal Home Loan Mortgage Corp.	3.000	02/01/32	37	40,374
Federal Home Loan Mortgage Corp.	3.000	02/01/32	39	42,286
Federal Home Loan Mortgage Corp.	3.000	01/01/37	16	16,671
Federal Home Loan Mortgage Corp.	3.000	12/01/37	24	25,544
Federal Home Loan Mortgage Corp.	3.000	12/01/42	130	139,066
Federal Home Loan Mortgage Corp.	3.000	11/01/46	46	48,875
Federal Home Loan Mortgage Corp.	3.000	01/01/47	284	302,769
Federal Home Loan Mortgage Corp.	3.000	03/01/47	185	195,860
Federal Home Loan Mortgage Corp.	3.000	12/01/47	197	207,552
Federal Home Loan Mortgage Corp.	3.500	11/01/37	26	28,243
Federal Home Loan Mortgage Corp.	3.500	06/01/42	39	41,961
Federal Home Loan Mortgage Corp.	3.500	04/01/46	58	62,463
Federal Home Loan Mortgage Corp.	3.500	11/01/47	75	80,392
Federal Home Loan Mortgage Corp.	3.500	11/01/47	102	109,416
Federal Home Loan Mortgage Corp.	4.000	10/01/45	49	53,779
Federal Home Loan Mortgage Corp.	4.000	05/01/46	105	114,189
Federal Home Loan Mortgage Corp.	4.000	03/01/47	73	79,280
Federal Home Loan Mortgage Corp.	4.000	01/01/48	129	139,094
Federal Home Loan Mortgage Corp.	4.500	07/01/47	108	117,995
Federal Home Loan Mortgage Corp.	4.500	12/01/48	33	36,087
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	45,807
Federal National Mortgage Assoc.	0.500	06/17/25	50	50,185
Federal National Mortgage Assoc.	0.500	11/07/25	30	30,091
Federal National Mortgage Assoc.	0.625	04/22/25	15	15,151
Federal National Mortgage Assoc.	0.750	10/08/27	110	109,630
Federal National Mortgage Assoc.	0.875	08/05/30	50	48,490
Federal National Mortgage Assoc.	2.000	TBA	500	515,430
Federal National Mortgage Assoc.	2.000	TBA	750	774,492
Federal National Mortgage Assoc.	2.000	10/01/34	135	140,669
Federal National Mortgage Assoc.	2.000	01/01/41	519	537,361
Federal National Mortgage Assoc.	2.000	12/01/50	189	196,019
Federal National Mortgage Assoc.	2.000	01/01/51	250	258,180
Federal National Mortgage Assoc.	2.500	TBA	500	525,957
Federal National Mortgage Assoc.	2.500	02/05/24	95	101,364
Federal National Mortgage Assoc.	2.500	06/01/28	114	120,877
Federal National Mortgage Assoc.	2.500	01/01/32	117	125,919
Federal National Mortgage Assoc.	2.500	02/01/43	56	59,301
Federal National Mortgage Assoc.	2.500	09/01/46	51	54,152
Federal National Mortgage Assoc.	2.500	09/01/46	104	111,053
Federal National Mortgage Assoc.	2.500	05/01/50	270	284,889

See Notes to Financial Statements.

PGIM Day One Underlying Funds    57

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	10/01/50	607	$638,894
Federal National Mortgage Assoc.	3.000	TBA	500	525,898
Federal National Mortgage Assoc.	3.000	11/01/28	68	73,388
Federal National Mortgage Assoc.	3.000	01/01/30	143	151,185
Federal National Mortgage Assoc.	3.000	12/01/36	49	51,958
Federal National Mortgage Assoc.	3.000	10/01/42	23	24,641
Federal National Mortgage Assoc.	3.000	02/01/43	289	310,449
Federal National Mortgage Assoc.	3.000	04/01/43	82	88,452
Federal National Mortgage Assoc.	3.000	08/01/43	200	214,803
Federal National Mortgage Assoc.	3.000	01/01/47	281	297,944
Federal National Mortgage Assoc.	3.000	02/01/47	193	204,354
Federal National Mortgage Assoc.	3.500	08/01/31	47	50,737
Federal National Mortgage Assoc.	3.500	10/01/32	26	28,021
Federal National Mortgage Assoc.	3.500	06/01/33	40	42,543
Federal National Mortgage Assoc.	3.500	01/01/42	121	131,079
Federal National Mortgage Assoc.	3.500	03/01/42	112	121,737
Federal National Mortgage Assoc.	3.500	10/01/42	316	343,265
Federal National Mortgage Assoc.	3.500	11/01/42	78	85,280
Federal National Mortgage Assoc.	3.500	08/01/43	97	106,064
Federal National Mortgage Assoc.	3.500	03/01/45	166	178,426
Federal National Mortgage Assoc.	3.500	01/01/46	39	42,275
Federal National Mortgage Assoc.	3.500	12/01/46	360	387,630
Federal National Mortgage Assoc.	3.500	01/01/47	86	92,823
Federal National Mortgage Assoc.	3.500	09/01/47	126	135,215
Federal National Mortgage Assoc.	4.000	01/01/41	190	208,760
Federal National Mortgage Assoc.	4.000	04/01/41	108	118,931
Federal National Mortgage Assoc.	4.000	02/01/47	175	188,314
Federal National Mortgage Assoc.	4.000	04/01/48	278	298,446
Federal National Mortgage Assoc.	4.500	03/01/41	115	128,972
Federal National Mortgage Assoc.	4.500	02/01/44	104	115,898
Federal National Mortgage Assoc.	4.500	01/01/45	105	117,638
Federal National Mortgage Assoc.	4.500	05/01/48	26	28,597
Federal National Mortgage Assoc.	4.500	08/01/48	36	38,748
Federal National Mortgage Assoc.	4.500	02/01/49	32	34,962
Federal National Mortgage Assoc.	5.000	11/01/35	127	147,030
Federal National Mortgage Assoc.	5.000	06/01/40	29	34,018
Federal National Mortgage Assoc.	5.000	03/01/42	59	68,105
Federal National Mortgage Assoc.	6.625	11/15/30	15	22,442
Government National Mortgage Assoc.	2.500	TBA	500	525,215
Government National Mortgage Assoc.	2.500	03/20/43	12	12,544
Government National Mortgage Assoc.	2.500	12/20/46	25	26,014
Government National Mortgage Assoc.	3.000	01/20/43	112	120,070

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	04/20/45	55	$58,445
Government National Mortgage Assoc.	3.000	07/20/46	103	109,819
Government National Mortgage Assoc.	3.000	09/20/46	105	111,920
Government National Mortgage Assoc.	3.000	11/20/46	73	77,562
Government National Mortgage Assoc.	3.000	03/20/49	146	153,406
Government National Mortgage Assoc.	3.000	12/20/49	407	426,435
Government National Mortgage Assoc.	3.500	12/20/42	226	245,537
Government National Mortgage Assoc.	3.500	01/20/44	67	73,231
Government National Mortgage Assoc.	3.500	04/20/45	40	43,349
Government National Mortgage Assoc.	3.500	07/20/46	189	203,695
Government National Mortgage Assoc.	3.500	08/20/46	284	305,496
Government National Mortgage Assoc.	3.500	09/20/46	43	46,538
Government National Mortgage Assoc.	3.500	06/20/47	116	123,775
Government National Mortgage Assoc.	3.500	07/20/47	130	138,588
Government National Mortgage Assoc.	3.500	11/20/47	87	93,396
Government National Mortgage Assoc.	4.000	12/20/45	117	128,352
Government National Mortgage Assoc.	4.000	10/20/46	7	7,754
Government National Mortgage Assoc.	4.000	03/20/47	67	72,668
Government National Mortgage Assoc.	4.000	07/20/47	88	95,590
Government National Mortgage Assoc.	4.000	09/20/47	225	243,013
Government National Mortgage Assoc.	4.000	03/20/49	42	44,869
Government National Mortgage Assoc.	4.500	04/20/41	21	23,391
Government National Mortgage Assoc.	4.500	03/20/44	55	61,469
Government National Mortgage Assoc.	4.500	12/20/44	51	56,963
Government National Mortgage Assoc.	4.500	11/20/46	31	34,458
Government National Mortgage Assoc.	4.500	01/20/47	10	10,621
Government National Mortgage Assoc.	5.000	04/20/45	36	41,012
Government National Mortgage Assoc.	5.500	12/15/33	14	16,550
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	25,335

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,978,718)				16,514,125

U.S. TREASURY OBLIGATIONS 36.4%
U.S. Treasury Bonds	1.375	11/15/40	1,025	976,793
U.S. Treasury Bonds	1.375	08/15/50	160	142,900
U.S. Treasury Bonds	3.000	11/15/44	90	112,191
U.S. Treasury Bonds	3.000	02/15/47	425	534,290
U.S. Treasury Bonds	3.625	08/15/43	1,280	1,745,200
U.S. Treasury Bonds	3.750	11/15/43	760	1,055,806
U.S. Treasury Bonds	5.000	05/15/37	360	549,169
U.S. Treasury Bonds	6.250	08/15/23	790	911,894

See Notes to Financial Statements.

PGIM Day One Underlying Funds    59

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.125%	09/30/22	95	$95,019
U.S. Treasury Notes	0.125	12/31/22	65	65,013
U.S. Treasury Notes	0.125	09/15/23	542	541,135
U.S. Treasury Notes	0.125	01/15/24	110	109,819
U.S. Treasury Notes	0.250	09/30/25	695	690,493
U.S. Treasury Notes	0.375	04/30/25	1,570	1,572,821
U.S. Treasury Notes	0.375	12/31/25	486	484,861
U.S. Treasury Notes	0.500	03/15/23	2,499	2,518,719
U.S. Treasury Notes	0.750	01/31/28	230	229,713
U.S. Treasury Notes	0.875	11/15/30	55	53,960
U.S. Treasury Notes	1.125	02/28/22	595	601,554
U.S. Treasury Notes	1.375	02/15/23	245	251,240
U.S. Treasury Notes	1.625	11/15/22	65	66,747
U.S. Treasury Notes	1.625	04/30/23	1,310	1,353,598
U.S. Treasury Notes	1.750	09/30/22	215	220,854
U.S. Treasury Notes	1.875	04/30/22	1,625	1,660,864
U.S. Treasury Notes	2.000	02/15/25	470	502,092
U.S. Treasury Notes	2.000	08/15/25	1,305	1,401,448
U.S. Treasury Notes	2.125	06/30/22	800	822,750
U.S. Treasury Notes	2.125	07/31/24	1,760	1,875,912
U.S. Treasury Notes	2.125	05/15/25	210	226,029
U.S. Treasury Notes	2.625	02/15/29	477	541,473
U.S. Treasury Notes	2.875	11/15/21	215	219,678
U.S. Treasury Notes	3.125	11/15/28	485	567,905
U.S. Treasury Strips Coupon	1.122(s)	02/15/36	35	27,590
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	10,471
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	37,305
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	13,724
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	10,098
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	35	23,454
U.S. Treasury Strips Coupon	1.920(s)	02/15/29	5	4,602
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	34,805
U.S. Treasury Strips Coupon	2.222(s)	05/15/39	115	83,779
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	134,017

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,554,805)				23,081,785

TOTAL LONG-TERM INVESTMENTS (cost $58,768,071)				61,278,444

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

SHORT-TERM INVESTMENT 7.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $ 4,859,034)(wb)	4,859,034	$4,859,034

TOTAL INVESTMENTS 104.4% (cost $ 63,627,105)		66,137,478
Liabilities in excess of other assets (4.4)%		(2,760,567)

NET ASSETS 100.0%		$63,376,911

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Security
Credit Cards	$—	$120,183	$—
Commercial Mortgage-Backed Securities	—	3,255,869	—
Corporate Bonds	—	16,453,866	—
Municipal Bonds	—	665,578	—
Sovereign Bonds	—	1,187,038	—
U.S. Government Agency Obligations	—	16,514,125	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds    61

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
U.S. Treasury Obligations	$—	$23,081,785	$—
Affiliated Mutual Fund	4,859,034	—	—

Total	$4,859,034	$61,278,444	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

U.S. Treasury Obligations	36.4%
U.S. Government Agency Obligations	26.1
Affiliated Mutual Fund	7.7
Banks	5.5
Commercial Mortgage-Backed Securities	5.1
Electric	2.7
Pharmaceuticals	2.2
Sovereign Bonds	1.9
Pipelines	1.5
Healthcare-Services	1.3
Telecommunications	1.1
Media	1.1
Municipal Bonds	1.0
Oil & Gas	1.0
Software	0.9
Chemicals	0.8
Aerospace & Defense	0.7
Insurance	0.7
Computers	0.6
Beverages	0.6
Retail	0.5
Diversified Financial Services	0.5
Commercial Services	0.4
Agriculture	0.4
Biotechnology	0.4
Transportation	0.4
Real Estate Investment Trusts (REITs)	0.3

Foods	0.3%
Auto Manufacturers	0.3
Semiconductors	0.3
Machinery-Diversified	0.3
Mining	0.2
Airlines	0.2
Credit Cards	0.2
Gas	0.2
Miscellaneous Manufacturing	0.1
Building Materials	0.1
Healthcare-Products	0.1
Lodging	0.1
Forest Products & Paper	0.1
Packaging & Containers	0.1
Hand/Machine Tools	0.0	*
Oil & Gas Services	0.0	*
Internet	0.0	*
Iron/Steel	0.0	*
Electronics	0.0	*

	104.4
Liabilities in excess of other assets	(4.4)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $58,768,071)	$61,278,444
Affiliated investments (cost $4,859,034)	4,859,034
Receivable for investments sold	1,915,662
Dividends and interest receivable	335,075
Receivable for Fund shares sold	69,867
Prepaid expenses and other assets	22,046

Total Assets	68,480,128

Liabilities

Payable for investments purchased	4,937,407
Payable for Fund shares purchased	94,622
Accrued expenses and other liabilities	59,340
Management fee payable	11,080
Trustees’ fees payable	722
Affiliated transfer agent fee payable	46

Total Liabilities	5,103,217

Net Assets	$63,376,911

Net assets were comprised of:
Shares of beneficial interest, at par	$6,035
Paid-in capital in excess of par	60,852,866
Total distributable earnings (loss)	2,518,010

Net assets, January 31, 2021	$63,376,911

Class R6

Net asset value, offering price and redemption price per share, ($63,376,911 ÷ 6,035,499 shares of beneficial interest issued and outstanding)	$10.50

See Notes to Financial Statements.

PGIM Day One Underlying Funds    63

PGIM Core Conservative Bond Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Income
Interest income	$563,605
Affiliated dividend income	6,088

Total income	569,693

Expenses
Management fee	83,248
Custodian and accounting fees	37,697
Audit fee	28,127
Legal fees and expenses	9,512
Trustees’ fees	5,512
Shareholders’ reports	3,954
SEC registration fees	381
Transfer agent’s fees and expenses (including affiliated expense of $ 150)	230
Registration fees	126
Miscellaneous	7,727

Total expenses	176,514
Less: Fee waiver and/or expense reimbursement	(22,353)

Net expenses	154,161

Net investment income (loss)	415,532

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	597,211
Net change in unrealized appreciation (depreciation) on investments	(1,604,558)

Net gain (loss) on investment transactions	(1,007,347)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(591,815)

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$415,532	$1,040,617
Net realized gain (loss) on investment transactions	597,211	895,916
Net change in unrealized appreciation (depreciation) on investments	(1,604,558)	2,688,469

Net increase (decrease) in net assets resulting from operations	(591,815)	4,625,002

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,173,700)	(1,252,954)

Fund share transactions
Net proceeds from shares sold	12,181,988	20,298,716
Net asset value of shares issued in reinvestment of dividends and distributions	1,173,700	1,246,574
Cost of shares purchased	(6,175,838)	(13,859,437)

Net increase (decrease) in net assets from Fund share transactions	7,179,850	7,685,853

Total increase (decrease)	5,414,335	11,057,901

Net Assets:

Beginning of period	57,962,576	46,904,675

End of period	$63,376,911	$57,962,576

See Notes to Financial Statements.

PGIM Day One Underlying Funds    65

PGIM TIPS Fund

Schedule of Investments  (unaudited)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.8%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,016	$1,022,885
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	2,006	2,046,963
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	551	565,048
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	10,784	11,251,804
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/24	411	443,610
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	4,273	4,787,597
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/30	2,304	2,592,620
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	12,316	13,407,283
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,891	2,128,186
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	04/15/24	1,285	1,387,522
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	4,911	5,614,101
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	1,697	1,797,667
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	5,348	5,780,883
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	8,575	9,652,723
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	826	1,021,909
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	1,019	1,287,929
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	293	374,574
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	9,904	11,712,382
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	2,086	2,768,832
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	1,197	1,614,354
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	2,554	3,506,063
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	652	901,092
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,481	2,278,430
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	814	1,268,769
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	117	178,954

TOTAL LONG-TERM INVESTMENTS (cost $84,839,530)				89,392,180

			Shares

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $409,915)(wb)			409,915	409,915

TOTAL INVESTMENTS 100.3% (cost $85,249,445)				89,802,095
Liabilities in excess of other assets (0.3)%				(246,769)

NET ASSETS 100.0%				$89,555,326

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
U.S. Treasury Obligations	$—	$89,392,180	$—
Affiliated Mutual Fund	409,915	—	—

Total	$409,915	$89,392,180	$—

Sector Allocations:

The sector allocations of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

U.S. Treasury Obligations	99.8%

Affiliated Mutual Fund	0.5%

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

PGIM Day One Underlying Funds    67

PGIM TIPS Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $84,839,530)	$89,392,180
Affiliated investments (cost $409,915)	409,915
Receivable for investments sold	2,409,228
Receivable for Fund shares sold	86,772
Interest receivable	77,349
Prepaid expenses	2,442

Total Assets	92,377,886

Liabilities

Payable for investments purchased	2,150,293
Payable for Fund shares purchased	613,263
Accrued expenses and other liabilities	39,565
Management fee payable	18,976
Trustees’ fees payable	415
Affiliated transfer agent fee payable	48

Total Liabilities	2,822,560

Net Assets	$89,555,326

Net assets were comprised of:
Shares of beneficial interest, at par	$8,351
Paid-in capital in excess of par	85,554,003
Total distributable earnings (loss)	3,992,972

Net assets, January 31, 2021	$89,555,326

Class R6

Net asset value, offering price and redemption price per share, ($89,555,326 ÷ 8,351,416 shares of beneficial interest issued and outstanding)	$10.72

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Income
Interest income	$617,961
Affiliated dividend income	541

Total income	618,502

Expenses
Management fee	81,282
Custodian and accounting fees	24,961
Audit fee	16,406
Legal fees and expenses	9,649
Trustees’ fees	5,482
Shareholders’ reports	2,959
SEC registration fees	583
Transfer agent’s fees and expenses (including affiliated expense of $148)	213
Registration fees	126
Miscellaneous	8,301

Total expenses	149,962
Less: Fee waiver and/or expense reimbursement	(8,504)

Net expenses	141,458

Net investment income (loss)	477,044

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	300,186
Net change in unrealized appreciation (depreciation) on investments	1,187,073

Net gain (loss) on investment transactions	1,487,259

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,964,303

See Notes to Financial Statements.

PGIM Day One Underlying Funds    69

PGIM TIPS Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$477,044	$47,057
Net realized gain (loss) on investment transactions	300,186	1,120,200
Net change in unrealized appreciation (depreciation) on investments	1,187,073	2,501,891

Net increase (decrease) in net assets resulting from operations	1,964,303	3,669,148

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,461,323)	(550,849)

Fund share transactions
Net proceeds from shares sold	47,378,503	34,833,583
Net asset value of shares issued in reinvestment of dividends and distributions	1,461,323	550,849
Cost of shares purchased	(8,523,045)	(25,704,948)

Net increase (decrease) in net assets from Fund share transactions	40,316,781	9,679,484

Total increase (decrease)	40,819,761	12,797,783

Net Assets:

Beginning of period	48,735,565	35,937,782

End of period	$89,555,326	$48,735,565

See Notes to Financial Statements.

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited)

as of January 31, 2021

Description			Shares	Value

SHORT-TERM INVESTMENTS 100.0%

AFFILIATED MUTUAL FUND 14.4%
PGIM Core Ultra Short Bond Fund (cost $7,757,440)(bb)(wb)			7,757,440	$7,757,440

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) 85.6%
U.S. Treasury Bills	0.172%(bb)(k)	03/25/21	4,000	3,999,682
U.S. Treasury Bills	0.122	03/25/21	13,500	13,498,927
U.S. Treasury Bills	0.112	09/09/21	28,500	28,488,439

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,977,161)				45,987,048

TOTAL INVESTMENTS 100.0% (cost $53,734,601)				53,744,488
Other assets in excess of liabilities(z) 0.0%				10,640

NET ASSETS 100.0%				$53,755,128

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at January 31, 2021(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
67	Brent Crude	May 2021	$3,672,270	$21,636
45	Coffee ‘C’	Mar. 2021	2,074,781	140,134
31	Copper	Mar. 2021	2,755,900	306,224
105	Corn	Mar. 2021	2,871,750	528,121
4	Cotton No. 2	Mar. 2021	161,280	18,092

See Notes to Financial Statements.

PGIM Day One Underlying Funds    71

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Commodity Futures contracts outstanding at January 31, 2021(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
31	Gasoline RBOB	Mar. 2021	$2,021,616	$323,800
40	Gold 100 OZ	Apr. 2021	7,401,200	(258,336)
28	Hard Red Winter Wheat	Mar. 2021	893,200	108,769
37	Lean Hogs	Apr. 2021	1,134,420	56,061
38	Live Cattle	Apr. 2021	1,852,120	39,528
12	LME Nickel	Mar. 2021	1,272,492	90,368
45	LME PRI Aluminum	Mar. 2021	2,213,865	(53,208)
19	LME Zinc	Mar. 2021	1,220,750	(104,497)
31	Low Sulphur Gas Oil	Mar. 2021	1,401,975	73,018
172	Natural Gas	Mar. 2021	4,410,080	184,329
25	No. 2 Soft Red Winter Wheat	Mar. 2021	828,750	24,222
20	NY Harbor ULSD	Mar. 2021	1,342,656	84,672
18	Silver	Mar. 2021	2,422,260	213,887
45	Soybean	Mar. 2021	3,082,500	463,621
44	Soybean Meal	Mar. 2021	1,896,400	207,984
100	Soybean Oil	Mar. 2021	2,677,200	403,572
132	Sugar #11 (World)	Mar. 2021	2,340,307	298,281
99	WTI Crude	Mar. 2021	5,167,800	399,352

				3,569,630

Short Positions:
8	LME Nickel	Mar. 2021	848,328	20,792
7	LME PRI Aluminum	Mar. 2021	344,379	1,770
12	LME Zinc	Mar. 2021	771,000	62,953

				85,515

				$3,655,145

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Morgan Stanley & Co. LLC	$18,179	$3,999,682

See Notes to Financial Statements.

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Fund	$7,757,440	$—	$—
U.S. Treasury Obligations	—	45,987,048	—

Total	$7,757,440	$45,987,048	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$4,071,186	$—	$—

Liabilities
Commodity Futures Contracts	$(416,041)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    73

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2021 were as follows:

U.S. Treasury Obligations	85.6%
Affiliated Mutual Fund	14.4

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2021 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Due from/to broker-variation margin futures	$4,071,186	*	Due from/to broker-variation margin futures	$416,041	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Commodity contracts	$6,854,555

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Commodity contracts	$1,477,499

For the six months ended January 31, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)

$48,687,726	$2,845,549

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2021.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    75

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $45,977,161)	$45,987,048
Affiliated investments (cost $7,757,440)	7,757,440
Receivable for Fund shares sold	94,279
Due from broker—variation margin futures	47,706
Deposit with broker for centrally cleared/exchange-traded derivatives	18,179
Prepaid expenses	1,994

Total Assets	53,906,646

Liabilities

Payable for Fund shares purchased	94,509
Management fee payable	18,238
Audit fee payable	14,188
Custodian and accounting fees payable	13,957
Accrued expenses and other liabilities	9,786
Trustees’ fees payable	775
Affiliated transfer agent fee payable	65

Total Liabilities	151,518

Net Assets	$53,755,128

Net assets were comprised of:
Shares of beneficial interest, at par	$5,427
Paid-in capital in excess of par	50,310,821
Total distributable earnings (loss)	3,438,880

Net assets, January 31, 2021	$53,755,128

Class R6

Net asset value, offering price and redemption price per share, ($53,755,128 ÷ 5,426,823 shares of beneficial interest issued and outstanding)	$9.91

See Notes to Financial Statements.

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Income
Interest income	$23,204
Affiliated dividend income	6,795
Unaffiliated dividend income	354

Total income	30,353

Expenses
Management fee	113,999
Custodian and accounting fees	22,741
Audit fee	14,389
Legal fees and expenses	10,417
Trustees’ fees	5,471
Shareholders’ reports	3,403
SEC registration fees	308
Transfer agent’s fees and expenses (including affiliated expense of $206)	301
Registration fees	126
Miscellaneous	7,593

Total expenses	178,748
Less: Fee waiver and/or expense reimbursement	(16,713)

Net expenses	162,035

Net investment income (loss)	(131,682)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on Futures transactions	6,854,555

Net change in unrealized appreciation (depreciation) on:
Investments	6,873
Futures	1,477,499

1,484,372

Net gain (loss) on investment transactions	8,338,927

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,207,245

See Notes to Financial Statements.

PGIM Day One Underlying Funds    77

PGIM QMA Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(131,682)	$47,521
Net realized gain (loss) on investment transactions	6,854,555	(5,611,042)
Net change in unrealized appreciation (depreciation) on investments	1,484,372	2,328,821

Net increase (decrease) in net assets resulting from operations	8,207,245	(3,234,700)

Dividends and Distributions
Distributions from distributable earnings
Class R6	—	(227,598)

Tax return of capital distributions
Class R6	—	(6,154)

Fund share transactions
Net proceeds from shares sold	10,671,101	30,076,283
Net asset value of shares issued in reinvestment of dividends and distributions	—	233,752
Cost of shares purchased	(3,675,935)	(9,411,703)

Net increase (decrease) in net assets from Fund share transactions	6,995,166	20,898,332

Total increase (decrease)	15,202,411	17,429,880

Net Assets:

Beginning of period	38,552,717	21,122,837

End of period	$53,755,128	$38,552,717

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 96.9%

Aerospace & Defense 0.4%

BWX Technologies, Inc.	1,800	$97,056

Auto Components 2.3%

Adient PLC*	700	22,603
Dana, Inc.	5,800	112,288
Gentex Corp.	6,900	228,045
Lear Corp.	1,670	251,769
Visteon Corp.*	220	28,046

		642,751

Automobiles 0.8%

Harley-Davidson, Inc.	5,700	228,513

Banks 5.7%

Associated Banc-Corp.	10,070	180,656
BOK Financial Corp.	600	44,316
FNB Corp.	19,020	187,537
Hancock Whitney Corp.	490	16,729
OFG Bancorp (Puerto Rico)	2,800	48,104
PacWest Bancorp	7,300	220,387
Pinnacle Financial Partners, Inc.	3,200	219,296
Prosperity Bancshares, Inc.	700	47,208
Synovus Financial Corp.	6,900	256,680
Umpqua Holdings Corp.	6,700	97,217
Valley National Bancorp	18,000	183,780
Wintrust Financial Corp.	1,600	96,304

		1,598,214

Biotechnology 1.7%

Emergent BioSolutions, Inc.*	2,050	219,042
United Therapeutics Corp.*	1,530	250,645

		469,687

Building Products 1.2%

Fortune Brands Home & Security, Inc.	100	8,625
Owens Corning	3,200	248,320
Simpson Manufacturing Co., Inc.	1,000	92,000

		348,945

See Notes to Financial Statements.

PGIM Day One Underlying Funds    79

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 3.1%

Affiliated Managers Group, Inc.	1,380	$152,062
Evercore, Inc. (Class A Stock)	1,300	141,830
Federated Hermes, Inc.	6,300	170,100
Janus Henderson Group PLC (United Kingdom)	7,260	223,318
SEI Investments Co.	3,600	190,260

		877,570

Chemicals 3.0%

Cabot Corp.	2,530	111,092
Huntsman Corp.	2,900	76,618
Minerals Technologies, Inc.	700	43,141
NewMarket Corp.	40	15,688
RPM International, Inc.	3,400	280,398
Scotts Miracle-Gro Co. (The)	750	166,057
Sensient Technologies Corp.	2,200	155,166

		848,160

Commercial Services & Supplies 1.2%

Herman Miller, Inc.	4,800	164,400
HNI Corp.	3,800	122,588
Tetra Tech, Inc.	440	53,491

		340,479

Communications Equipment 0.7%

NETGEAR, Inc.*	800	33,112
NetScout Systems, Inc.*	5,530	161,670

		194,782

Construction & Engineering 1.8%

AECOM*	3,400	170,340
EMCOR Group, Inc.	2,350	207,505
Quanta Services, Inc.	1,900	133,893

		511,738

Construction Materials 0.4%

Eagle Materials, Inc.	900	99,027

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance 1.1%

Navient Corp.	3,260	$36,692
SLM Corp.	19,040	264,275

		300,967

Containers & Packaging 0.7%

Silgan Holdings, Inc.	5,000	182,150

Diversified Consumer Services 1.8%

Adtalem Global Education, Inc.*	3,390	130,820
Grand Canyon Education, Inc.*	2,110	179,223
Service Corp. International	1,500	75,645
Strategic Education, Inc.	1,240	109,579

		495,267

Electric Utilities 0.8%

Hawaiian Electric Industries, Inc.	1,400	46,284
OGE Energy Corp.	5,760	175,795

		222,079

Electrical Equipment 3.2%

Acuity Brands, Inc.	1,710	205,610
Generac Holdings, Inc.*	1,290	317,882
Hubbell, Inc.	1,230	191,388
nVent Electric PLC	8,400	187,992

		902,872

Electronic Equipment, Instruments & Components 3.7%

Arrow Electronics, Inc.*	2,510	245,051
Cognex Corp.	400	32,852
IPG Photonics Corp.*	560	125,121
Jabil, Inc.	5,050	208,919
Littelfuse, Inc.	320	77,878
Sanmina Corp.*	800	24,880
SYNNEX Corp.	2,200	179,564
Vishay Intertechnology, Inc.	6,700	144,385

		1,038,650

See Notes to Financial Statements.

PGIM Day One Underlying Funds    81

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 7.7%

Corporate Office Properties Trust	5,740	$150,790
Cousins Properties, Inc.	6,200	195,548
Douglas Emmett, Inc.	740	20,505
First Industrial Realty Trust, Inc.	400	16,256
Gaming & Leisure Properties, Inc.	3,022	124,295
GEO Group, Inc. (The)	14,300	127,842
Highwoods Properties, Inc.	4,190	157,083
JBG SMITH Properties	6,100	182,146
Medical Properties Trust, Inc.	13,240	279,496
Omega Healthcare Investors, Inc.	3,140	113,731
Park Hotels & Resorts, Inc.	1,500	25,020
Pebblebrook Hotel Trust	10,600	194,828
PotlatchDeltic Corp.	3,700	176,712
Sabra Health Care REIT, Inc.	2,830	47,516
Service Properties Trust	13,580	144,084
Spirit Realty Capital, Inc.	1,600	61,696
STORE Capital Corp.	1,300	40,326
VEREIT, Inc.	3,100	109,213

		2,167,087

Food & Staples Retailing 1.0%

BJ’s Wholesale Club Holdings, Inc.*	1,900	79,933
Sprouts Farmers Market, Inc.*	8,500	192,525

		272,458

Food Products 1.1%

Flowers Foods, Inc.	2,600	59,696
Ingredion, Inc.	1,500	113,205
Pilgrim’s Pride Corp.*	7,000	135,660

		308,561

Gas Utilities 1.6%

National Fuel Gas Co.	4,000	161,040
ONE Gas, Inc.	300	21,939
Southwest Gas Holdings, Inc.	800	47,968
UGI Corp.(a)	6,420	231,056

		462,003

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 3.3%

Cantel Medical Corp.*	2,200	$173,734
Hill-Rom Holdings, Inc.	2,140	205,526
ICU Medical, Inc.*	710	145,181
Integra LifeSciences Holdings Corp.*	1,300	85,852
Quidel Corp.*	1,230	308,693

		918,986

Health Care Providers & Services 2.7%

Amedisys, Inc.*	520	149,401
Chemed Corp.	430	222,697
Molina Healthcare, Inc.*	1,430	305,462
Universal Health Services, Inc. (Class B Stock)	720	89,770

		767,330

Hotels, Restaurants & Leisure 3.3%

Boyd Gaming Corp.*	1,000	45,160
Caesars Entertainment, Inc.*	100	7,039
Choice Hotels International, Inc.	1,000	100,640
Del Taco Restaurants, Inc.*	6,100	58,682
Domino’s Pizza, Inc.	200	74,152
Papa John’s International, Inc.	1,200	122,736
Texas Roadhouse, Inc.	1,800	137,178
Wendy’s Co. (The)	5,800	118,320
Wingstop, Inc.	840	126,042
Wyndham Hotels & Resorts, Inc.	2,360	137,281

		927,230

Household Durables 0.8%

Meritage Homes Corp.*	400	32,104
PulteGroup, Inc.	1,200	52,200
Tempur Sealy International, Inc.*	2,100	55,440
Tupperware Brands Corp.*	2,800	84,224

		223,968

Household Products 0.1%

Reynolds Consumer Products, Inc.	1,200	36,000

See Notes to Financial Statements.

PGIM Day One Underlying Funds    83

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 0.7%

AES Corp. (The)	4,000	$97,560
Vistra Corp.	5,300	105,841

		203,401

Insurance 3.7%

Alleghany Corp.	430	243,745
American Financial Group, Inc.	2,670	251,354
Genworth Financial, Inc. (Class A Stock)*	2,000	5,680
Hanover Insurance Group, Inc. (The)	1,690	190,074
Old Republic International Corp.	11,390	206,159
RenaissanceRe Holdings Ltd. (Bermuda)	870	130,883

		1,027,895

Internet & Direct Marketing Retail 0.2%

Stamps.com, Inc.*	230	52,511

IT Services 1.6%

Amdocs Ltd.	500	35,310
BM Technologies, Inc.*^	200	2,627
CACI International, Inc. (Class A Stock)*	860	207,449
Concentrix Corp.*	900	96,228
KBR, Inc.	810	23,531
Perspecta, Inc.	3,320	96,114

		461,259

Leisure Products 1.7%

Brunswick Corp.	2,740	236,900
Polaris, Inc.	2,140	249,674

		486,574

Life Sciences Tools & Services 3.1%

Bio-Techne Corp.	920	298,917
Charles River Laboratories International, Inc.*	1,180	305,679
Medpace Holdings, Inc.*	1,430	189,890
PRA Health Sciences, Inc.*	630	77,641

		872,127

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 5.5%

AGCO Corp.	2,580	$286,122
Allison Transmission Holdings, Inc.	1,600	65,120
Crane Co.	2,780	210,391
Donaldson Co., Inc.	4,100	243,704
Graco, Inc.	900	62,046
ITT, Inc.	540	40,343
Lincoln Electric Holdings, Inc.	1,800	206,100
Snap-on, Inc.	380	68,396
Timken Co. (The)	2,700	204,282
Toro Co. (The)	1,600	150,800

		1,537,304

Media 0.9%

Nexstar Media Group, Inc. (Class A Stock)	1,100	125,037
Omnicom Group, Inc.	700	43,666
TEGNA, Inc.	5,900	94,577

		263,280

Metals & Mining 1.7%

Reliance Steel & Aluminum Co.	1,830	212,426
Steel Dynamics, Inc.	6,480	222,070
Worthington Industries, Inc.	900	47,106

		481,602

Mortgage Real Estate Investment Trusts (REITs) 0.1%

Annaly Capital Management, Inc.	2,400	19,488
Ladder Capital Corp.	17	167

		19,655

Multiline Retail 1.1%

Kohl’s Corp.	5,300	233,518
Ollie’s Bargain Outlet Holdings, Inc.*	680	64,416

		297,934

Multi-Utilities 0.7%

MDU Resources Group, Inc.	7,860	206,639

See Notes to Financial Statements.

PGIM Day One Underlying Funds    85

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 1.0%

Cimarex Energy Co.	5,200	$219,336
Targa Resources Corp.	400	10,948
World Fuel Services Corp.	2,020	61,792

		292,076

Paper & Forest Products 0.1%

Louisiana-Pacific Corp.	900	34,209

Personal Products 0.7%

Nu Skin Enterprises, Inc. (Class A Stock)	3,230	186,920

Pharmaceuticals 1.2%

Jazz Pharmaceuticals PLC*	1,150	178,825
Perrigo Co. PLC	1,000	42,700
Prestige Consumer Healthcare, Inc.*	3,000	120,000

		341,525

Professional Services 1.2%

ASGN, Inc.*	1,700	140,947
ManpowerGroup, Inc.	2,300	203,412

		344,359

Real Estate Management & Development 0.3%

Jones Lang LaSalle, Inc.*	490	71,643

Road & Rail 1.3%

Knight-Swift Transportation Holdings, Inc.	2,600	104,000
Landstar System, Inc.	640	89,216
Werner Enterprises, Inc.	4,200	164,808

		358,024

Semiconductors & Semiconductor Equipment 4.4%

Cirrus Logic, Inc.*	2,400	224,856
CMC Materials, Inc.	540	79,547
First Solar, Inc.*	1,000	99,150
MKS Instruments, Inc.	1,700	268,719
Monolithic Power Systems, Inc.	960	341,079

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Semtech Corp.*	3,000	$212,850

Teradyne, Inc.	190	21,561

		1,247,762

Software 4.9%

CDK Global, Inc.	3,070	153,193
Fair Isaac Corp.*	670	301,574
J2 Global, Inc.*	2,180	223,755
Manhattan Associates, Inc.*	1,910	216,269
Paylocity Holding Corp.*	760	142,470
PTC, Inc.*	2,030	269,807
Teradata Corp.*	2,990	80,431

		1,387,499

Specialty Retail 2.9%

AutoNation, Inc.*	3,040	216,691
Foot Locker, Inc.	4,700	205,954
L Brands, Inc.	2,800	114,128
Murphy USA, Inc.	1,220	151,975
Penske Automotive Group, Inc.	200	11,968
Williams-Sonoma, Inc.	880	113,450

		814,166

Textiles, Apparel & Luxury Goods 0.8%

Deckers Outdoor Corp.*	790	230,664

Thrifts & Mortgage Finance 0.4%

MGIC Investment Corp.	9,100	106,652

Trading Companies & Distributors 1.1%

MSC Industrial Direct Co., Inc. (Class A Stock)	1,800	139,626
Univar Solutions, Inc.*	9,000	167,310

		306,936

See Notes to Financial Statements.

PGIM Day One Underlying Funds    87

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.4%

Telephone & Data Systems, Inc.	5,910	$110,813

TOTAL COMMON STOCKS (cost $22,922,998)		27,225,959

EXCHANGE-TRADED FUND 1.0%

iShares Core S&P Mid-Cap ETF (cost $220,610)	1,170	272,903

TOTAL LONG-TERM INVESTMENTS (cost $23,143,608)		27,498,862

SHORT-TERM INVESTMENTS 0.8%

AFFILIATED MUTUAL FUNDS

PGIM Core Ultra Short Bond Fund(wa)	182,847	182,847
PGIM Institutional Money Market Fund (cost $22,217; includes $22,184 of cash collateral for securities on loan)(b)(wa)	22,226	22,217

TOTAL SHORT-TERM INVESTMENTS (cost $205,064)		205,064

TOTAL INVESTMENTS 98.7% (cost $23,348,672)		27,703,926
Other assets in excess of liabilities 1.3%		377,711

NET ASSETS 100.0%		$28,081,637

See the Glossary for a list of the abbreviation(s) used in the semiannual report.
* Non-income producing security.
^ Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,627 and 0.0% of net assets.

(a)  All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,594; cash collateral of $22,184 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b) Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$97,056	$—	$—
Auto Components	642,751	—	—
Automobiles	228,513	—	—
Banks	1,598,214	—	—
Biotechnology	469,687	—	—
Building Products	348,945	—	—
Capital Markets	877,570	—	—
Chemicals	848,160	—	—
Commercial Services & Supplies	340,479	—	—
Communications Equipment	194,782	—	—
Construction & Engineering	511,738	—	—
Construction Materials	99,027	—	—
Consumer Finance	300,967	—	—
Containers & Packaging	182,150	—	—
Diversified Consumer Services	495,267	—	—
Electric Utilities	222,079	—	—
Electrical Equipment	902,872	—	—
Electronic Equipment, Instruments & Components	1,038,650	—	—
Equity Real Estate Investment Trusts (REITs)	2,167,087	—	—
Food & Staples Retailing	272,458	—	—
Food Products	308,561	—	—
Gas Utilities	462,003	—	—
Health Care Equipment & Supplies	918,986	—	—
Health Care Providers & Services	767,330	—	—
Hotels, Restaurants & Leisure	927,230	—	—
Household Durables	223,968	—	—
Household Products	36,000	—	—
Independent Power & Renewable Electricity Producers	203,401	—	—
Insurance	1,027,895	—	—
Internet & Direct Marketing Retail	52,511	—	—
IT Services	458,632	—	2,627

See Notes to Financial Statements.

PGIM Day One Underlying Funds    89

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Leisure Products	$486,574	$—	$—
Life Sciences Tools & Services	872,127	—	—
Machinery	1,537,304	—	—
Media	263,280	—	—
Metals & Mining	481,602	—	—
Mortgage Real Estate Investment Trusts (REITs)	19,655	—	—
Multiline Retail	297,934	—	—
Multi-Utilities	206,639	—	—
Oil, Gas & Consumable Fuels	292,076	—	—
Paper & Forest Products	34,209	—	—
Personal Products	186,920	—	—
Pharmaceuticals	341,525	—	—
Professional Services	344,359	—	—
Real Estate Management & Development	71,643	—	—
Road & Rail	358,024	—	—
Semiconductors & Semiconductor Equipment	1,247,762	—	—
Software	1,387,499	—	—
Specialty Retail	814,166	—	—
Textiles, Apparel & Luxury Goods	230,664	—	—
Thrifts & Mortgage Finance	106,652	—	—
Trading Companies & Distributors	306,936	—	—
Wireless Telecommunication Services	110,813	—	—
Exchange-Traded Fund	272,903	—	—
Affiliated Mutual Funds	205,064	—	—

Total	$27,701,299	$—	$2,627

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2021 were as follows:

Equity Real Estate Investment Trusts (REITs)	7.7%
Banks	5.7
Machinery	5.5
Software	4.9
Semiconductors & Semiconductor Equipment	4.4
Electronic Equipment, Instruments & Components	3.7
Insurance	3.7
Hotels, Restaurants & Leisure	3.3
Health Care Equipment & Supplies	3.3
Electrical Equipment	3.2

Capital Markets	3.1%
Life Sciences Tools & Services	3.1
Chemicals	3.0
Specialty Retail	2.9
Health Care Providers & Services	2.7
Auto Components	2.3
Construction & Engineering	1.8
Diversified Consumer Services	1.8
Leisure Products	1.7
Metals & Mining	1.7

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Industry Classification (continued):

Biotechnology	1.7%
Gas Utilities	1.6
IT Services	1.6
Road & Rail	1.3
Building Products	1.2
Professional Services	1.2
Pharmaceuticals	1.2
Commercial Services & Supplies	1.2
Food Products	1.1
Trading Companies & Distributors	1.1
Consumer Finance	1.1
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	1.0
Exchange-Traded Fund	1.0
Food & Staples Retailing	1.0
Media	0.9
Textiles, Apparel & Luxury Goods	0.8
Automobiles	0.8
Household Durables	0.8
Electric Utilities	0.8
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	0.8

Multi-Utilities	0.7%
Independent Power & Renewable Electricity Producers	0.7
Communications Equipment	0.7
Personal Products	0.7
Containers & Packaging	0.7
Wireless Telecommunication Services	0.4
Thrifts & Mortgage Finance	0.4
Construction Materials	0.4
Aerospace & Defense	0.4
Real Estate Management & Development	0.3
Internet & Direct Marketing Retail	0.2
Household Products	0.1
Paper & Forest Products	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1

98.7
Other assets in excess of liabilities	1.3

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(1)	Amount

Securities on Loan	$21,594	$(21,594)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    91

PGIM QMA Mid-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Investments at value, including securities on loan of $21,594:
Unaffiliated investments (cost $23,143,608)	$27,498,862
Affiliated investments (cost $205,064)	205,064
Receivable for Fund shares sold	440,567
Dividends receivable	6,671
Prepaid expenses	2,200

Total Assets	28,153,364

Liabilities

Payable to broker for collateral for securities on loan	22,184
Custodian and accounting fees payable	15,917
Audit fee payable	12,148
Management fee payable	9,863
Shareholders’ reports payable	4,305
Legal fees and expenses payable	4,299
Accrued expenses and other liabilities	1,508
Trustees’ fees payable	847
Payable for Fund shares purchased	596
Affiliated transfer agent fee payable	60

Total Liabilities	71,727

Net Assets	$28,081,637

Net assets were comprised of:
Shares of beneficial interest, at par	$2,354
Paid-in capital in excess of par	24,090,975
Total distributable earnings (loss)	3,988,308

Net assets, January 31, 2021	$28,081,637

Class R6

Net asset value, offering price and redemption price per share, ($28,081,637 ÷ 2,354,257 shares of beneficial interest issued and outstanding)	$11.93

See Notes to Financial Statements.

PGIM QMA Mid-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $8 foreign withholding tax)	$217,990
Affiliated dividend income	176
Affiliated income from securities lending, net	45

Total income	218,211

Expenses
Management fee	61,283
Custodian and accounting fees	27,264
Audit fee	12,349
Legal fees and expenses	8,999
Trustees’ fees	5,447
Shareholders’ reports	2,929
SEC registration fees	282
Transfer agent’s fees and expenses (including affiliated expense of $191)	280
Registration fees	126
Miscellaneous	8,408

Total expenses	127,367
Less: Fee waiver and/or expense reimbursement	(23,084)

Net expenses	104,283

Net investment income (loss)	113,928

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(77))	1,956,846
Net change in unrealized appreciation (depreciation) on investments	3,171,618

Net gain (loss) on investment transactions	5,128,464

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,242,392

See Notes to Financial Statements.

PGIM Day One Underlying Funds    93

PGIM QMA Mid-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$113,928	$171,181
Net realized gain (loss) on investment transactions	1,956,846	(1,792,623)
Net change in unrealized appreciation (depreciation) on investments	3,171,618	353,492

Net increase (decrease) in net assets resulting from operations	5,242,392	(1,267,950)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(184,245)	(170,308)

Fund share transactions
Net proceeds from shares sold	6,473,558	14,514,549
Net asset value of shares issued in reinvestment of dividends and distributions	184,245	170,308
Cost of shares purchased	(4,448,501)	(7,792,793)

Net increase (decrease) in net assets from Fund share transactions	2,209,302	6,892,064

Total increase (decrease)	7,267,449	5,453,806

Net Assets:

Beginning of period	20,814,188	15,360,382

End of period	$28,081,637	$20,814,188

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS 93.8%

Aerospace & Defense 1.4%

AAR Corp.	83	$2,785
Aerojet Rocketdyne Holdings, Inc.*	160	8,326
AeroVironment, Inc.*	54	6,198
Axon Enterprise, Inc.*	150	24,624
Boeing Co. (The)	1,127	218,852
Cubic Corp.	80	4,894
Curtiss-Wright Corp.	98	10,171
General Dynamics Corp.	493	72,313
Hexcel Corp.	180	7,859
Howmet Aerospace, Inc.	820	20,156
Huntington Ingalls Industries, Inc.	90	14,160
Kaman Corp.	46	2,317
L3Harris Technologies, Inc.	453	77,694
Lockheed Martin Corp.	522	167,990
Mercury Systems, Inc.*	130	9,238
Moog, Inc. (Class A Stock)	58	4,285
National Presto Industries, Inc.	8	715
Northrop Grumman Corp.	333	95,441
Park Aerospace Corp.	23	305
Raytheon Technologies Corp.	3,219	214,804
Teledyne Technologies, Inc.*	79	28,204
Textron, Inc.	490	22,177
TransDigm Group, Inc.*	117	64,734
Triumph Group, Inc.	40	433

		1,078,675

Air Freight & Logistics 0.6%

Atlas Air Worldwide Holdings, Inc.*	70	3,627
C.H. Robinson Worldwide, Inc.	286	24,470
Echo Global Logistics, Inc.*	20	527
Expeditors International of Washington, Inc.	370	33,123
FedEx Corp.	515	121,200
Forward Air Corp.	70	5,018
Hub Group, Inc. (Class A Stock)*	60	3,158
United Parcel Service, Inc. (Class B Stock)	1,520	235,600
XPO Logistics, Inc.*	200	22,082

		448,805

Airlines 0.2%

Alaska Air Group, Inc.	253	12,354

See Notes to Financial Statements.

PGIM Day One Underlying Funds    95

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Airlines (cont’d.)

Allegiant Travel Co.	33	$5,989
American Airlines Group, Inc.	1,266	21,737
Delta Air Lines, Inc.	1,330	50,487
Hawaiian Holdings, Inc.	70	1,370
JetBlue Airways Corp.*	640	9,178
SkyWest, Inc.	120	4,679
Southwest Airlines Co.	1,240	54,485
United Airlines Holdings, Inc.*	630	25,194

		185,473

Auto Components 0.3%

Adient PLC*	190	6,135
American Axle & Manufacturing Holdings, Inc.*	120	1,057
Aptiv PLC	570	76,152
BorgWarner, Inc.	508	21,331
Cooper Tire & Rubber Co.	113	4,153
Cooper-Standard Holdings, Inc.*	28	854
Dana, Inc.	300	5,808
Dorman Products, Inc.*	70	6,358
Fox Factory Holding Corp.*	100	11,964
Gentex Corp.	490	16,195
Gentherm, Inc.*	80	4,901
Goodyear Tire & Rubber Co. (The)	480	5,064
LCI Industries	67	8,668
Lear Corp.	120	18,091
Motorcar Parts of America, Inc.*	20	453
Patrick Industries, Inc.	60	4,144
Standard Motor Products, Inc.	58	2,275
Visteon Corp.*	60	7,649

		201,252

Automobiles 2.0%

Ford Motor Co.*	8,270	87,083
General Motors Co.	2,670	135,316
Harley-Davidson, Inc.	310	12,428
Tesla, Inc.*	1,610	1,277,583
Thor Industries, Inc.	114	13,795
Winnebago Industries, Inc.	80	5,525

		1,531,730

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks 3.9%

Allegiance Bancshares, Inc.	30	$1,055
Ameris Bancorp	156	6,101
Associated Banc-Corp.	321	5,759
Banc of California, Inc.	30	506
BancFirst Corp.	30	1,729
BancorpSouth Bank	160	4,424
Bank of America Corp.	16,116	477,839
Bank of Hawaii Corp.	80	6,255
Bank OZK	250	9,290
BankUnited, Inc.	180	6,237
Banner Corp.	60	2,654
Berkshire Hills Bancorp, Inc.	55	912
Boston Private Financial Holdings, Inc.	70	853
Brookline Bancorp, Inc.	63	793
Cadence BanCorp	200	3,584
Cathay General Bancorp	170	5,749
Central Pacific Financial Corp.	20	398
CIT Group, Inc.	215	7,934
Citigroup, Inc.	4,410	255,736
Citizens Financial Group, Inc.	886	32,286
City Holding Co.	40	2,762
Columbia Banking System, Inc.	165	6,356
Comerica, Inc.	287	16,416
Commerce Bancshares, Inc.	217	14,506
Community Bank System, Inc.	124	8,041
Cullen/Frost Bankers, Inc.	130	11,991
Customers Bancorp, Inc.*	20	444
CVB Financial Corp.	250	4,858
Dime Community Bancshares, Inc.	30	466
Eagle Bancorp, Inc.	50	2,125
East West Bancorp, Inc.	290	17,383
FB Financial Corp.	58	2,167
Fifth Third Bancorp	1,468	42,469
First BanCorp. (Puerto Rico)	460	4,186
First Bancorp/Southern Pines NC	60	2,044
First Commonwealth Financial Corp.	100	1,173
First Financial Bancorp	165	3,023
First Financial Bankshares, Inc.	280	10,606
First Hawaiian, Inc.	250	5,813
First Horizon Corp.	1,170	16,251
First Midwest Bancorp, Inc.	230	3,802
First Republic Bank	368	53,356

See Notes to Financial Statements.

PGIM Day One Underlying Funds    97

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

FNB Corp.	660	$6,508
Fulton Financial Corp.	250	3,350
Glacier Bancorp, Inc.	213	9,936
Great Western Bancorp, Inc.	86	2,064
Hancock Whitney Corp.	192	6,555
Hanmi Financial Corp.	20	276
Heritage Financial Corp.	35	826
Hilltop Holdings, Inc.	100	3,004
Home BancShares, Inc.	310	6,572
Hope Bancorp, Inc.	170	1,901
Huntington Bancshares, Inc.	2,110	27,905
Independent Bank Corp.	65	4,880
Independent Bank Group, Inc.	90	5,528
International Bancshares Corp.	130	4,915
JPMorgan Chase & Co.	6,473	832,881
KeyCorp	2,010	33,889
M&T Bank Corp.	277	36,694
National Bank Holdings Corp. (Class A Stock)	53	1,763
NBT Bancorp, Inc.	83	2,740
OFG Bancorp (Puerto Rico)	40	687
Old National Bancorp	340	5,709
Pacific Premier Bancorp, Inc.	208	6,916
PacWest Bancorp	250	7,548
Park National Corp.	30	3,240
People’s United Financial, Inc.	830	11,338
Pinnacle Financial Partners, Inc.	160	10,965
PNC Financial Services Group, Inc. (The)	899	129,025
Preferred Bank	20	966
Prosperity Bancshares, Inc.	196	13,218
Regions Financial Corp.	1,980	33,680
Renasant Corp.	100	3,540
S&T Bancorp, Inc.	56	1,422
Seacoast Banking Corp. of Florida*	120	3,654
ServisFirst Bancshares, Inc.	80	3,286
Signature Bank	120	19,823
Simmons First National Corp. (Class A Stock)	230	5,681
Southside Bancshares, Inc.	61	1,914
Sterling Bancorp	405	7,476
SVB Financial Group*	114	49,907
Synovus Financial Corp.	300	11,160
TCF Financial Corp.	321	12,474
Texas Capital Bancshares, Inc.*	120	7,226

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Tompkins Financial Corp.	20	$1,337
Triumph Bancorp, Inc.*	60	3,440
Truist Financial Corp.	2,855	136,983
Trustmark Corp.	140	3,846
U.S. Bancorp	2,904	124,436
UMB Financial Corp.	86	6,103
Umpqua Holdings Corp.	450	6,530
United Bankshares, Inc.	272	8,612
United Community Banks, Inc.	180	5,369
Valley National Bancorp	768	7,841
Veritex Holdings, Inc.	109	2,786
Webster Financial Corp.	190	8,883
Wells Fargo & Co.	8,751	261,480
Westamerica BanCorp	70	3,907
Wintrust Financial Corp.	130	7,825
Zions Bancorp NA	344	15,184

		3,007,936

Beverages 1.3%

Boston Beer Co., Inc. (The) (Class A Stock)*	20	18,338
Brown-Forman Corp. (Class B Stock)	397	28,453
Celsius Holdings, Inc.*	50	2,670
Coca-Cola Co. (The)	8,190	394,348
Coca-Cola Consolidated, Inc.	12	3,202
Constellation Brands, Inc. (Class A Stock)	368	77,622
MGP Ingredients, Inc.	17	984
Molson Coors Beverage Co. (Class B Stock)	410	20,566
Monster Beverage Corp.*	788	68,422
National Beverage Corp.	20	3,031
PepsiCo, Inc.	2,931	400,287

		1,017,923

Biotechnology 1.8%

AbbVie, Inc.	3,744	383,685
Alexion Pharmaceuticals, Inc.*	464	71,145
Amgen, Inc.	1,242	299,856
Anika Therapeutics, Inc.*	22	814
Arrowhead Pharmaceuticals, Inc.*	230	17,749
Biogen, Inc.*	332	93,827
Coherus Biosciences, Inc.*	100	1,880

See Notes to Financial Statements.

PGIM Day One Underlying Funds    99

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Cytokinetics, Inc.*	120	$2,360
Eagle Pharmaceuticals, Inc.*	18	840
Emergent BioSolutions, Inc.*	100	10,685
Enanta Pharmaceuticals, Inc.*	26	1,250
Exelixis, Inc.*	590	13,104
Gilead Sciences, Inc.	2,654	174,102
Halozyme Therapeutics, Inc.*	250	11,897
Incyte Corp.*	400	35,900
Ligand Pharmaceuticals, Inc.*	41	7,599
Myriad Genetics, Inc.*	150	4,133
Regeneron Pharmaceuticals, Inc.*	226	113,868
REGENXBIO, Inc.*	60	2,480
Spectrum Pharmaceuticals, Inc.*	95	341
United Therapeutics Corp.*	100	16,382
Vanda Pharmaceuticals, Inc.*	70	1,004
Vertex Pharmaceuticals, Inc.*	560	128,285
Xencor, Inc.*	120	5,490

		1,398,676

Building Products 0.6%

A.O. Smith Corp.	290	15,747
AAON, Inc.	83	6,142
Allegion PLC	196	20,974
American Woodmark Corp.*	40	3,460
Apogee Enterprises, Inc.	36	1,264
Builders FirstSource, Inc.*	420	16,065
Carrier Global Corp.	1,700	65,450
Fortune Brands Home & Security, Inc.	300	25,875
Gibraltar Industries, Inc.*	79	7,081
Griffon Corp.	35	786
Insteel Industries, Inc.	10	252
Johnson Controls International PLC	1,520	75,726
Lennox International, Inc.	77	21,213
Masco Corp.	570	30,957
Owens Corning	240	18,624
PGT Innovations, Inc.*	120	2,485
Quanex Building Products Corp.	30	660
Resideo Technologies, Inc.*	292	6,745
Simpson Manufacturing Co., Inc.	100	9,200
Trane Technologies PLC	516	73,968

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Trex Co., Inc.*	258	$23,677
UFP Industries, Inc.	120	6,473

		432,824

Capital Markets 2.5%

Affiliated Managers Group, Inc.	93	10,248
Ameriprise Financial, Inc.	256	50,655
Bank of New York Mellon Corp. (The)	1,738	69,224
BlackRock, Inc.	301	211,079
Blucora, Inc.*	60	994
Brightsphere Investment Group, Inc.	80	1,466
Cboe Global Markets, Inc.	226	20,731
Charles Schwab Corp. (The)	3,158	162,763
CME Group, Inc.	769	139,758
Donnelley Financial Solutions, Inc.*	20	358
Eaton Vance Corp.	240	16,114
Evercore, Inc. (Class A Stock)	90	9,819
FactSet Research Systems, Inc.	82	24,792
Federated Hermes, Inc.	200	5,400
Franklin Resources, Inc.	530	13,934
Goldman Sachs Group, Inc. (The)	733	198,768
Greenhill & Co., Inc.	20	232
Interactive Brokers Group, Inc. (Class A Stock)	185	11,320
Intercontinental Exchange, Inc.	1,194	131,758
Invesco Ltd.	760	15,648
Janus Henderson Group PLC (United Kingdom)	308	9,474
MarketAxess Holdings, Inc.	81	43,802
Moody’s Corp.	343	91,327
Morgan Stanley	3,034	203,430
MSCI, Inc.	179	70,759
Nasdaq, Inc.	258	34,900
Northern Trust Corp.	445	39,690
Piper Sandler Cos.	26	2,375
Raymond James Financial, Inc.	266	26,581
S&P Global, Inc.	511	161,987
SEI Investments Co.	270	14,269
State Street Corp.	750	52,500
Stifel Financial Corp.	225	11,659
StoneX Group, Inc.*	50	2,676
T. Rowe Price Group, Inc.	480	75,110
Virtus Investment Partners, Inc.	19	3,990

See Notes to Financial Statements.

PGIM Day One Underlying Funds    101

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Waddell & Reed Financial, Inc. (Class A Stock)	80	$2,023
WisdomTree Investments, Inc.	90	480

		1,942,093

Chemicals 1.8%

AdvanSix, Inc.*	24	512
Air Products & Chemicals, Inc.	470	125,377
Albemarle Corp.	231	37,574
American Vanguard Corp.	30	496
Ashland Global Holdings, Inc.	112	8,959
Avient Corp.	197	7,571
Balchem Corp.	70	7,492
Cabot Corp.	130	5,708
Celanese Corp.	250	30,537
CF Industries Holdings, Inc.	460	19,035
Chemours Co. (The)	328	8,640
Corteva, Inc.	1,571	62,620
Dow, Inc.	1,581	82,054
DuPont de Nemours, Inc.	1,561	124,021
Eastman Chemical Co.	290	28,521
Ecolab, Inc.	528	107,981
Ferro Corp.*	100	1,379
FMC Corp.	275	29,780
FutureFuel Corp.	30	399
GCP Applied Technologies, Inc.*	80	1,983
Hawkins, Inc.	10	549
HB Fuller Co.	110	5,598
Ingevity Corp.*	92	6,043
Innospec, Inc.	56	4,916
International Flavors & Fragrances, Inc.	233	26,185
Koppers Holdings, Inc.*	20	666
Kraton Corp.*	52	1,460
Linde PLC (United Kingdom)	1,118	274,357
Livent Corp.*	301	5,484
LyondellBasell Industries NV (Class A Stock)	550	47,168
Minerals Technologies, Inc.	84	5,177
Mosaic Co. (The)	730	18,951
NewMarket Corp.	20	7,844
Olin Corp.	300	7,173
PPG Industries, Inc.	503	67,759
Quaker Chemical Corp.	30	7,864

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Rayonier Advanced Materials, Inc.*	60	$415
RPM International, Inc.	280	23,092
Scotts Miracle-Gro Co. (The)	90	19,927
Sensient Technologies Corp.	100	7,053
Sherwin-Williams Co. (The)	176	121,757
Stepan Co.	48	5,409
Tredegar Corp.	20	292
Trinseo SA	90	4,575
Valvoline, Inc.	362	8,594

		1,368,947

Commercial Services & Supplies 0.5%

ABM Industries, Inc.	150	5,511
Brady Corp. (Class A Stock)	110	5,050
Brink’s Co. (The)	100	6,813
Cintas Corp.	186	59,170
Clean Harbors, Inc.*	115	8,908
Copart, Inc.*	440	48,290
CoreCivic, Inc.	140	995
Deluxe Corp.	70	2,372
Harsco Corp.*	90	1,497
Healthcare Services Group, Inc.	160	5,187
Herman Miller, Inc.	136	4,658
HNI Corp.	100	3,226
IAA, Inc.*	290	16,571
Interface, Inc.	60	602
KAR Auction Services, Inc.	210	3,877
Matthews International Corp. (Class A Stock)	40	1,221
MSA Safety, Inc.	83	12,958
Pitney Bowes, Inc.	210	1,961
Republic Services, Inc.	450	40,734
Rollins, Inc.	480	17,290
Stericycle, Inc.*	196	12,834
Team, Inc.*	20	198
Tetra Tech, Inc.	120	14,589
UniFirst Corp.	40	8,512
US Ecology, Inc.*	40	1,320
Viad Corp.	30	1,035
Waste Management, Inc.	837	93,175

		378,554

See Notes to Financial Statements.

PGIM Day One Underlying Funds    103

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 0.8%

ADTRAN, Inc.	20	$344
Applied Optoelectronics, Inc.*	20	220
Arista Networks, Inc.*	116	35,677
CalAmp Corp.*	30	300
Ciena Corp.*	316	16,871
Cisco Systems, Inc.	8,946	398,813
Comtech Telecommunications Corp.	32	683
Digi International, Inc.*	30	554
Extreme Networks, Inc.*	120	971
F5 Networks, Inc.*	138	27,041
Harmonic, Inc.*	50	388
Juniper Networks, Inc.	640	15,629
Lumentum Holdings, Inc.*	170	15,946
Motorola Solutions, Inc.	363	60,821
NETGEAR, Inc.*	50	2,070
NetScout Systems, Inc.*	160	4,678
Plantronics, Inc.	52	1,649
Viasat, Inc.*	135	5,878
Viavi Solutions, Inc.*	470	7,261

		595,794

Construction & Engineering 0.2%

AECOM*	324	16,232
Aegion Corp.*	20	367
Arcosa, Inc.	113	6,304
Comfort Systems USA, Inc.	87	4,822
Dycom Industries, Inc.*	78	6,329
EMCOR Group, Inc.	120	10,596
Fluor Corp.	200	3,458
Granite Construction, Inc.	60	1,777
Jacobs Engineering Group, Inc.	280	28,269
MasTec, Inc.*	130	10,030
Matrix Service Co.*	40	472
MYR Group, Inc.*	50	2,781
Quanta Services, Inc.	290	20,436
Valmont Industries, Inc.	45	8,681

		120,554

Construction Materials 0.1%

Eagle Materials, Inc.	93	10,233

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Construction Materials (cont’d.)

Martin Marietta Materials, Inc.	135	$38,800
U.S. Concrete, Inc.*	20	886
Vulcan Materials Co.	286	42,654

		92,573

Consumer Finance 0.5%

American Express Co.	1,386	161,136
Capital One Financial Corp.	965	100,611
Discover Financial Services	654	54,635
Encore Capital Group, Inc.*	50	1,485
Enova International, Inc.*	50	1,130
EZCORP, Inc. (Class A Stock)*	40	180
FirstCash, Inc.	82	4,828
Green Dot Corp. (Class A Stock)*	110	5,525
LendingTree, Inc.*	25	8,138
Navient Corp.	270	3,039
PRA Group, Inc.*	100	3,297
PROG Holdings, Inc.	150	7,077
SLM Corp.	780	10,826
Synchrony Financial	1,150	38,698
World Acceptance Corp.*	10	1,434

		402,039

Containers & Packaging 0.3%

Amcor PLC	3,275	35,828
AptarGroup, Inc.	140	18,616
Avery Dennison Corp.	180	27,157
Ball Corp.	690	60,734
Greif, Inc. (Class A Stock)	70	3,161
International Paper Co.	820	41,254
Myers Industries, Inc.	35	702
O-I Glass, Inc.	230	2,907
Packaging Corp. of America	198	26,623
Sealed Air Corp.	310	13,104
Silgan Holdings, Inc.	160	5,829
Sonoco Products Co.	200	11,582
Westrock Co.	540	22,372

		269,869

See Notes to Financial Statements.

PGIM Day One Underlying Funds    105

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Distributors 0.1%

Core-Mark Holding Co., Inc.	60	$1,840
Genuine Parts Co.	302	28,352
LKQ Corp.*	590	20,703
Pool Corp.	87	30,814

		81,709

Diversified Consumer Services 0.1%

Adtalem Global Education, Inc.*	90	3,473
American Public Education, Inc.*	20	576
Graham Holdings Co. (Class B Stock)	12	6,817
Grand Canyon Education, Inc.*	100	8,494
H&R Block, Inc.	300	5,169
Perdoceo Education Corp.*	90	1,065
Regis Corp.*	30	285
Service Corp. International	360	18,155
Strategic Education, Inc.	49	4,330
WW International, Inc.*	70	1,859

		50,223

Diversified Financial Services 1.2%

Berkshire Hathaway, Inc. (Class B Stock)*	4,131	941,331
Jefferies Financial Group, Inc.	436	10,181

		951,512

Diversified Telecommunication Services 1.2%

AT&T, Inc.	15,082	431,798
ATN International, Inc.	20	864
Cincinnati Bell, Inc.*	40	610
Cogent Communications Holdings, Inc.	90	5,125
Consolidated Communications Holdings, Inc.*	60	366
Iridium Communications, Inc.*	250	12,317
Lumen Technologies, Inc.	2,088	25,849
Verizon Communications, Inc.	8,764	479,829
Vonage Holdings Corp.*	470	5,866

		962,624

Electric Utilities 1.6%

ALLETE, Inc.	100	6,284
Alliant Energy Corp.	520	25,298

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

American Electric Power Co., Inc.	1,046	$84,632
Duke Energy Corp.	1,558	146,452
Edison International	800	46,528
Entergy Corp.	420	40,039
Evergy, Inc.	471	25,307
Eversource Energy	738	64,575
Exelon Corp.	2,072	86,112
FirstEnergy Corp.	1,110	34,144
Hawaiian Electric Industries, Inc.	200	6,612
IDACORP, Inc.	120	10,596
NextEra Energy, Inc.	4,150	335,610
NRG Energy, Inc.	520	21,533
OGE Energy Corp.	403	12,299
Pinnacle West Capital Corp.	242	18,210
PNM Resources, Inc.	180	8,734
PPL Corp.	1,574	43,553
Southern Co. (The)	2,236	131,745
Xcel Energy, Inc.	1,110	71,029

		1,219,292

Electrical Equipment 0.6%

Acuity Brands, Inc.	93	11,182
AMETEK, Inc.	490	55,497
AZZ, Inc.	40	1,904
Eaton Corp. PLC	858	100,987
Emerson Electric Co.	1,270	100,774
Encore Wire Corp.	42	2,426
EnerSys	95	7,812
Generac Holdings, Inc.*	140	34,499
Hubbell, Inc.	116	18,050
nVent Electric PLC	340	7,609
Powell Industries, Inc.	10	287
Regal Beloit Corp.	90	11,293
Rockwell Automation, Inc.	250	62,132
Sunrun, Inc.*	340	23,552
Vicor Corp.*	50	4,327

		442,331

Electronic Equipment, Instruments & Components 0.8%

Amphenol Corp. (Class A Stock)	632	78,924

See Notes to Financial Statements.

PGIM Day One Underlying Funds    107

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Arlo Technologies, Inc.*	99	$833
Arrow Electronics, Inc.*	170	16,597
Avnet, Inc.	220	7,768
Badger Meter, Inc.	60	5,503
Bel Fuse, Inc. (Class B Stock)	20	292
Belden, Inc.	100	4,724
Benchmark Electronics, Inc.	50	1,267
CDW Corp.	300	39,498
Cognex Corp.	370	30,388
Coherent, Inc.*	60	12,050
Corning, Inc.	1,630	58,468
CTS Corp.	40	1,220
Daktronics, Inc.	50	240
ePlus, Inc.*	36	3,025
Fabrinet (Thailand)*	90	7,105
FARO Technologies, Inc.*	40	2,823
FLIR Systems, Inc.	290	15,094
II-VI, Inc.*	227	19,084
Insight Enterprises, Inc.*	70	5,327
IPG Photonics Corp.*	82	18,321
Itron, Inc.*	100	8,602
Jabil, Inc.	290	11,997
Keysight Technologies, Inc.*	395	55,928
Knowles Corp.*	130	2,508
Littelfuse, Inc.	51	12,412
Methode Electronics, Inc.	66	2,491
MTS Systems Corp.	40	2,342
National Instruments Corp.	280	11,592
OSI Systems, Inc.*	46	4,141
PC Connection, Inc.	20	982
Plexus Corp.*	57	4,384
Rogers Corp.*	42	6,555
Sanmina Corp.*	110	3,421
ScanSource, Inc.*	40	968
SYNNEX Corp.	91	7,427
TE Connectivity Ltd.	714	85,966
Trimble, Inc.*	520	34,273
TTM Technologies, Inc.*	150	2,011
Vishay Intertechnology, Inc.	220	4,741

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Vontier Corp.*	353	$11,448
Zebra Technologies Corp. (Class A Stock)*	113	43,825

		646,565

Energy Equipment & Services 0.2%

Archrock, Inc.	270	2,395
Baker Hughes Co.	1,430	28,729
Bristow Group, Inc.*	10	242
ChampionX Corp.*	306	4,679
Core Laboratories NV	65	2,144
DMC Global, Inc.	20	1,143
Dril-Quip, Inc.*	50	1,506
Exterran Corp.*	18	78
Halliburton Co.	1,824	32,157
Helix Energy Solutions Group, Inc.*	140	577
Helmerich & Payne, Inc.	180	4,371
Nabors Industries Ltd.	8	571
NOV, Inc.	750	9,285
Oceaneering International, Inc.*	120	1,014
Oil States International, Inc.*	70	392
Patterson-UTI Energy, Inc.	260	1,599
ProPetro Holding Corp.*	85	679
RPC, Inc.*	90	401
Schlumberger NV	2,943	65,364
TechnipFMC PLC (United Kingdom)	870	9,300
US Silica Holdings, Inc.	80	651

		167,277

Entertainment 1.9%

Activision Blizzard, Inc.	1,642	149,422
Cinemark Holdings, Inc.	165	3,340
Electronic Arts, Inc.	619	88,641
Glu Mobile, Inc.*	190	1,674
Live Nation Entertainment, Inc.*	310	20,600
Marcus Corp. (The)	20	352
Netflix, Inc.*	938	499,382
Take-Two Interactive Software, Inc.*	250	50,112
Walt Disney Co. (The)*	3,843	646,277
World Wrestling Entertainment, Inc. (Class A Stock)	110	6,196

		1,465,996

See Notes to Financial Statements.

PGIM Day One Underlying Funds    109

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 2.7%

Acadia Realty Trust	110	$1,595
Agree Realty Corp.	120	7,584
Alexander & Baldwin, Inc.	82	1,240
Alexandria Real Estate Equities, Inc.	268	44,785
American Assets Trust, Inc.	70	1,934
American Campus Communities, Inc.	280	11,525
American Tower Corp.	943	214,400
Apartment Income REIT Corp.*	306	11,864
Armada Hoffler Properties, Inc.	35	376
AvalonBay Communities, Inc.	299	48,937
Boston Properties, Inc.	304	27,746
Brandywine Realty Trust	300	3,300
Brixmor Property Group, Inc.	610	10,327
Camden Property Trust	216	22,064
CareTrust REIT, Inc.	200	4,492
Centerspace	20	1,399
Chatham Lodging Trust	25	268
Community Healthcare Trust, Inc.	60	2,683
CoreSite Realty Corp.	91	12,234
Corporate Office Properties Trust	180	4,729
Cousins Properties, Inc.	295	9,304
Crown Castle International Corp.	916	145,882
CyrusOne, Inc.	260	18,967
DiamondRock Hospitality Co.*	420	3,444
Digital Realty Trust, Inc.	600	86,370
Diversified Healthcare Trust	310	1,246
Douglas Emmett, Inc.	330	9,144
Duke Realty Corp.	790	31,252
Easterly Government Properties, Inc.	155	3,402
EastGroup Properties, Inc.	92	12,433
EPR Properties	170	6,739
Equinix, Inc.	193	142,812
Equity Residential	714	44,011
Essential Properties Realty Trust, Inc.	160	3,331
Essex Property Trust, Inc.	142	34,025
Extra Space Storage, Inc.	279	31,747
Federal Realty Investment Trust	143	12,521
First Industrial Realty Trust, Inc.	270	10,973
Four Corners Property Trust, Inc.	150	3,954
Franklin Street Properties Corp.	170	699
GEO Group, Inc. (The)	155	1,386
Getty Realty Corp.	55	1,461

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Global Net Lease, Inc.	110	$1,772
Healthcare Realty Trust, Inc.	275	8,253
Healthpeak Properties, Inc.	1,100	32,615
Hersha Hospitality Trust*	20	153
Highwoods Properties, Inc.	220	8,248
Host Hotels & Resorts, Inc.	1,470	19,918
Hudson Pacific Properties, Inc.	310	7,266
Independence Realty Trust, Inc.	140	1,859
Industrial Logistics Properties Trust	100	2,121
Innovative Industrial Properties, Inc.	53	9,917
Iron Mountain, Inc.	610	20,539
iStar, Inc.	120	1,822
JBG SMITH Properties	200	5,972
Kilroy Realty Corp.	220	12,459
Kimco Realty Corp.	840	13,868
Kite Realty Group Trust	170	2,710
Lamar Advertising Co. (Class A Stock)	180	14,540
Lexington Realty Trust	540	5,535
Life Storage, Inc.	157	12,808
LTC Properties, Inc.	60	2,318
Macerich Co. (The)	174	2,732
Mack-Cali Realty Corp.	130	1,655
Medical Properties Trust, Inc.	1,170	24,699
Mid-America Apartment Communities, Inc.	244	32,391
National Retail Properties, Inc.	374	14,586
National Storage Affiliates Trust	140	5,116
NexPoint Residential Trust, Inc.	40	1,579
Office Properties Income Trust	63	1,458
Omega Healthcare Investors, Inc.	480	17,386
Park Hotels & Resorts, Inc.	480	8,006
Pebblebrook Hotel Trust	270	4,963
Physicians Realty Trust	420	7,405
PotlatchDeltic Corp.	153	7,307
Prologis, Inc.	1,570	162,024
PS Business Parks, Inc.	56	7,623
Public Storage	327	74,432
Rayonier, Inc.	270	8,302
Realty Income Corp.	756	44,649
Regency Centers Corp.	351	16,560
Retail Opportunity Investments Corp.	150	2,114
Retail Properties of America, Inc. (Class A Stock)	350	3,224
Rexford Industrial Realty, Inc.	270	13,214

See Notes to Financial Statements.

PGIM Day One Underlying Funds    111

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

RPT Realty	80	$740
Sabra Health Care REIT, Inc.	433	7,270
Safehold, Inc.	20	1,472
Saul Centers, Inc.	10	299
SBA Communications Corp.	241	64,749
Service Properties Trust	240	2,546
Simon Property Group, Inc.	694	64,493
SITE Centers Corp.	200	2,218
SL Green Realty Corp.	166	11,202
Spirit Realty Capital, Inc.	220	8,483
STORE Capital Corp.	480	14,890
Summit Hotel Properties, Inc.	95	770
Tanger Factory Outlet Centers, Inc.	130	2,006
UDR, Inc.	625	24,031
Uniti Group, Inc.	400	4,924
Universal Health Realty Income Trust	26	1,552
Urban Edge Properties	150	2,069
Urstadt Biddle Properties, Inc. (Class A Stock)	20	277
Ventas, Inc.	796	36,672
Vornado Realty Trust	310	12,326
Washington Real Estate Investment Trust	130	2,852
Weingarten Realty Investors	250	5,627
Welltower, Inc.	898	54,419
Weyerhaeuser Co.	1,580	49,280
Whitestone REIT	30	234
Xenia Hotels & Resorts, Inc.	160	2,315

		2,072,419

Food & Staples Retailing 1.3%

Andersons, Inc. (The)	33	759
BJ’s Wholesale Club Holdings, Inc.*	280	11,780
Casey’s General Stores, Inc.	80	14,998
Chefs’ Warehouse, Inc. (The)*	30	819
Costco Wholesale Corp.	939	330,932
Grocery Outlet Holding Corp.*	180	7,684
Kroger Co. (The)	1,612	55,614
PriceSmart, Inc.	60	5,633
SpartanNash Co.	20	370
Sprouts Farmers Market, Inc.*	240	5,436
Sysco Corp.	1,092	78,089
United Natural Foods, Inc.*	120	3,250

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)

Walgreens Boots Alliance, Inc.	1,514	$76,078
Walmart, Inc.	2,941	413,181

		1,004,623

Food Products 1.0%

Archer-Daniels-Midland Co.	1,180	59,012
B&G Foods, Inc.	136	5,179
Calavo Growers, Inc.	30	2,284
Cal-Maine Foods, Inc.*	53	2,032
Campbell Soup Co.	410	19,725
Conagra Brands, Inc.	1,046	36,192
Darling Ingredients, Inc.*	350	21,703
Flowers Foods, Inc.	380	8,725
Fresh Del Monte Produce, Inc.	50	1,223
General Mills, Inc.	1,290	74,949
Hain Celestial Group, Inc. (The)*	160	6,654
Hershey Co. (The)	315	45,814
Hormel Foods Corp.	580	27,179
Ingredion, Inc.	148	11,170
J & J Snack Foods Corp.	34	5,190
J.M. Smucker Co. (The)	252	29,335
John B. Sanfilippo & Son, Inc.	30	2,413
Kellogg Co.	550	32,417
Kraft Heinz Co. (The)	1,358	45,507
Lamb Weston Holdings, Inc.	320	23,904
Lancaster Colony Corp.	45	7,856
McCormick & Co., Inc.	540	48,352
Mondelez International, Inc. (Class A Stock)	3,036	168,316
Pilgrim’s Pride Corp.*	80	1,550
Post Holdings, Inc.*	140	13,279
Sanderson Farms, Inc.	55	7,490
Seneca Foods Corp. (Class A Stock)*	16	580
Simply Good Foods Co. (The)*	180	5,137
Tootsie Roll Industries, Inc.	20	792
TreeHouse Foods, Inc.*	98	4,138
Tyson Foods, Inc. (Class A Stock)	632	40,644

		758,741

Gas Utilities 0.1%

Atmos Energy Corp.	266	23,674

See Notes to Financial Statements.

PGIM Day One Underlying Funds    113

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities (cont’d.)

Chesapeake Utilities Corp.	50	$5,071
National Fuel Gas Co.	180	7,247
New Jersey Resources Corp.	210	7,352
Northwest Natural Holding Co.	56	2,616
ONE Gas, Inc.	126	9,214
South Jersey Industries, Inc.	210	4,851
Southwest Gas Holdings, Inc.	126	7,555
Spire, Inc.	116	7,098
UGI Corp.	440	15,836

		90,514

Health Care Equipment & Supplies 3.6%

Abbott Laboratories	3,758	464,451
ABIOMED, Inc.*	97	33,780
Align Technology, Inc.*	153	80,383
AngioDynamics, Inc.*	30	562
Avanos Medical, Inc.*	80	3,624
Baxter International, Inc.	1,080	82,977
Becton, Dickinson & Co.	622	162,833
Boston Scientific Corp.*	3,000	106,320
Cantel Medical Corp.*	90	7,107
Cardiovascular Systems, Inc.*	100	4,499
CONMED Corp.	70	7,833
Cooper Cos., Inc. (The)	105	38,224
CryoLife, Inc.*	30	718
Cutera, Inc.*	10	242
Danaher Corp.	1,347	320,371
Dentsply Sirona, Inc.	470	25,140
DexCom, Inc.*	205	76,844
Edwards Lifesciences Corp.*	1,324	109,336
Glaukos Corp.*	90	7,982
Globus Medical, Inc. (Class A Stock)*	162	9,994
Haemonetics Corp.*	110	12,572
Heska Corp.*	27	4,519
Hill-Rom Holdings, Inc.	150	14,406
Hologic, Inc.*	540	43,054
ICU Medical, Inc.*	50	10,224
IDEXX Laboratories, Inc.*	183	87,599
Inogen, Inc.*	26	1,272
Integer Holdings Corp.*	80	5,904
Integra LifeSciences Holdings Corp.*	155	10,236

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Intuitive Surgical, Inc.*	251	$187,658
Invacare Corp.	40	374
Lantheus Holdings, Inc.*	140	2,278
LeMaitre Vascular, Inc.	17	817
LivaNova PLC*	95	5,976
Masimo Corp.*	107	27,384
Medtronic PLC	2,856	317,959
Meridian Bioscience, Inc.*	44	972
Merit Medical Systems, Inc.*	116	6,281
Mesa Laboratories, Inc.	10	2,771
Natus Medical, Inc.*	40	975
Neogen Corp.*	113	9,138
NuVasive, Inc.*	115	6,180
OraSure Technologies, Inc.*	135	2,056
Orthofix Medical, Inc.*	30	1,212
Penumbra, Inc.*	75	19,582
Quidel Corp.*	80	20,078
ResMed, Inc.	316	63,696
STAAR Surgical Co.*	90	9,232
STERIS PLC	183	34,241
Stryker Corp.	702	155,149
Surmodics, Inc.*	20	910
Tactile Systems Technology, Inc.*	41	2,237
Teleflex, Inc.	102	38,518
Varex Imaging Corp.*	39	755
Varian Medical Systems, Inc.*	200	35,114
West Pharmaceutical Services, Inc.	160	47,919
Zimmer Biomet Holdings, Inc.	440	67,615
Zynex, Inc.*	20	361
		2,800,444

Health Care Providers & Services 2.5%

Acadia Healthcare Co., Inc.*	185	9,376
Addus HomeCare Corp.*	38	4,277
Amedisys, Inc.*	76	21,836
AmerisourceBergen Corp.	316	32,927
AMN Healthcare Services, Inc.*	110	7,933
Anthem, Inc.	529	157,102
BioTelemetry, Inc.*	89	6,360
Cardinal Health, Inc.	630	33,850
Centene Corp.*	1,244	75,013

See Notes to Financial Statements.

PGIM Day One Underlying Funds    115

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

Chemed Corp.	38	$19,680
Cigna Corp.	774	167,997
Community Health Systems, Inc.*	230	2,144
CorVel Corp.*	34	3,360
Covetrus, Inc.*	202	6,882
Cross Country Healthcare, Inc.*	30	263
CVS Health Corp.	2,773	198,685
DaVita, Inc.*	160	18,779
Encompass Health Corp.	220	17,688
Ensign Group, Inc. (The)	120	9,394
Fulgent Genetics, Inc.*	20	2,210
Hanger, Inc.*	60	1,229
HCA Healthcare, Inc.	559	90,826
HealthEquity, Inc.*	160	13,368
Henry Schein, Inc.*	308	20,282
Humana, Inc.	285	109,186
Laboratory Corp. of America Holdings*	215	49,216
LHC Group, Inc.*	69	13,746
Magellan Health, Inc.*	44	4,135
McKesson Corp.	341	59,494
MEDNAX, Inc.*	130	3,545
ModivCare, Inc.*	26	4,123
Molina Healthcare, Inc.*	130	27,769
Owens & Minor, Inc.	140	4,071
Patterson Cos., Inc.	144	4,562
Pennant Group, Inc. (The)*	70	3,764
Quest Diagnostics, Inc.	284	36,679
R1 RCM, Inc.*	230	5,803
RadNet, Inc.*	60	1,075
Select Medical Holdings Corp.*	220	5,654
Tenet Healthcare Corp.*	220	10,399
Tivity Health, Inc.*	56	1,263
UnitedHealth Group, Inc.	2,012	671,163
Universal Health Services, Inc. (Class B Stock)	180	22,442
US Physical Therapy, Inc.	40	4,814

		1,964,364

Health Care Technology 0.1%

Allscripts Healthcare Solutions, Inc.*	330	5,445
Cerner Corp.	650	52,071
Computer Programs & Systems, Inc.	20	616

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Technology (cont’d.)

HealthStream, Inc.*	20	$466
HMS Holdings Corp.*	190	6,996
NextGen Healthcare, Inc.*	110	2,176
Omnicell, Inc.*	86	10,131
Simulations Plus, Inc.	30	2,374
Tabula Rasa HealthCare, Inc.*	40	2,271

		82,546

Hotels, Restaurants & Leisure 1.6%

BJ’s Restaurants, Inc.*	30	1,402
Bloomin’ Brands, Inc.	130	2,739
Boyd Gaming Corp.*	162	7,316
Brinker International, Inc.	110	6,477
Caesars Entertainment, Inc.*	440	30,972
Carnival Corp.	1,550	28,938
Cheesecake Factory, Inc. (The)	70	3,148
Chipotle Mexican Grill, Inc.*	61	90,280
Choice Hotels International, Inc.	70	7,045
Churchill Downs, Inc.	77	14,434
Chuy’s Holdings, Inc.*	20	702
Cracker Barrel Old Country Store, Inc.	62	8,389
Darden Restaurants, Inc.	290	33,898
Dave & Buster’s Entertainment, Inc.*	100	3,402
Dine Brands Global, Inc.	30	2,063
Domino’s Pizza, Inc.	88	32,627
El Pollo Loco Holdings, Inc.*	31	631
Fiesta Restaurant Group, Inc.*	30	452
Hilton Worldwide Holdings, Inc.	593	60,124
Jack in the Box, Inc.	50	4,707
Las Vegas Sands Corp.	690	33,182
Marriott International, Inc. (Class A Stock)	565	65,715
Marriott Vacations Worldwide Corp.	86	10,557
McDonald’s Corp.	1,588	330,050
MGM Resorts International	872	24,904
Monarch Casino & Resort, Inc.*	20	1,057
Norwegian Cruise Line Holdings Ltd.*	636	14,405
Papa John’s International, Inc.	76	7,773
Penn National Gaming, Inc.*	310	32,153
Red Robin Gourmet Burgers, Inc.*	10	262
Royal Caribbean Cruises Ltd.	410	26,650
Ruth’s Hospitality Group, Inc.	30	546

See Notes to Financial Statements.

PGIM Day One Underlying Funds    117

PGIM QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Scientific Games Corp.*	130	$5,099
Shake Shack, Inc. (Class A Stock)*	78	8,847
Six Flags Entertainment Corp.	130	4,446
Starbucks Corp.	2,489	240,960
Texas Roadhouse, Inc.	150	11,432
Wendy’s Co. (The)	340	6,936
Wingstop, Inc.	68	10,203
Wyndham Destinations, Inc.	190	8,406
Wyndham Hotels & Resorts, Inc.	200	11,634
Wynn Resorts Ltd.	208	20,702
Yum! Brands, Inc.	647	65,664

		1,281,329

Household Durables 0.5%

Cavco Industries, Inc.*	24	4,528
Century Communities, Inc.*	40	1,878
D.R. Horton, Inc.	720	55,296
Ethan Allen Interiors, Inc.	20	473
Garmin Ltd.	326	37,444
Helen of Troy Ltd.*	60	14,655
Installed Building Products, Inc.*	48	5,037
iRobot Corp.*	65	7,807
KB Home	190	7,912
La-Z-Boy, Inc.	80	3,098
Leggett & Platt, Inc.	260	10,660
Lennar Corp. (Class A Stock)	592	49,225
LGI Homes, Inc.*	52	5,549
M/I Homes, Inc.*	46	2,271
MDC Holdings, Inc.	117	6,086
Meritage Homes Corp.*	90	7,223
Mohawk Industries, Inc.*	127	18,237
Newell Brands, Inc.	796	19,120
NVR, Inc.*	8	35,572
PulteGroup, Inc.	580	25,230
Taylor Morrison Home Corp.*	260	6,755
Tempur Sealy International, Inc.*	380	10,032
Toll Brothers, Inc.	240	12,264
TopBuild Corp.*	72	14,396
Tri Pointe Homes, Inc.*	265	5,353
Tupperware Brands Corp.*	80	2,406

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

Universal Electronics, Inc.*	30	$1,627
Whirlpool Corp.	136	25,172

		395,306

Household Products 1.3%

Central Garden & Pet Co.*	20	846
Central Garden & Pet Co. (Class A Stock)*	88	3,432
Church & Dwight Co., Inc.	537	45,339
Clorox Co. (The)	272	56,973
Colgate-Palmolive Co.	1,820	141,960
Energizer Holdings, Inc.	106	4,647
Kimberly-Clark Corp.	732	96,697
Procter & Gamble Co. (The)	5,256	673,872
WD-40 Co.	33	10,045

		1,033,811

Independent Power & Renewable Electricity Producers 0.0%

AES Corp. (The)	1,370	33,414

Industrial Conglomerates 1.0%

3M Co.	1,222	214,657
Carlisle Cos., Inc.	115	16,667
General Electric Co.	18,540	198,007
Honeywell International, Inc.	1,496	292,273
Raven Industries, Inc.	50	1,613
Roper Technologies, Inc.	226	88,798

		812,015

Insurance 1.8%

Aflac, Inc.	1,388	62,710
Alleghany Corp.	32	18,139
Allstate Corp. (The)	640	68,595
Ambac Financial Group, Inc.*	55	793
American Equity Investment Life Holding Co.	190	5,546
American Financial Group, Inc.	158	14,874
American International Group, Inc.	1,810	67,766
AMERISAFE, Inc.	34	1,887
Aon PLC (Class A Stock)	492	99,925
Arthur J. Gallagher & Co.	410	47,318

See Notes to Financial Statements.

PGIM Day One Underlying Funds    119

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Assurant, Inc.	130	$17,611
Assured Guaranty Ltd.	180	6,435
Brighthouse Financial, Inc.*	180	6,365
Brown & Brown, Inc.	500	21,545
Chubb Ltd.	959	139,698
Cincinnati Financial Corp.	314	26,404
CNO Financial Group, Inc.	290	6,151
eHealth, Inc.*	60	2,871
Employers Holdings, Inc.	36	1,098
Everest Re Group Ltd.	86	18,153
First American Financial Corp.	240	12,550
Genworth Financial, Inc. (Class A Stock)*	800	2,272
Globe Life, Inc.	217	19,615
Hanover Insurance Group, Inc. (The)	88	9,897
Hartford Financial Services Group, Inc. (The)	750	36,015
HCI Group, Inc.	14	779
Horace Mann Educators Corp.	100	3,917
James River Group Holdings Ltd.	75	3,336
Kemper Corp.	131	9,216
Kinsale Capital Group, Inc.	50	9,378
Lincoln National Corp.	380	17,286
Loews Corp.	476	21,558
Marsh & McLennan Cos., Inc.	1,088	119,582
Mercury General Corp.	70	3,711
MetLife, Inc.	1,630	78,485
Old Republic International Corp.	550	9,955
Palomar Holdings, Inc.*	50	4,980
Primerica, Inc.	90	12,538
Principal Financial Group, Inc.	530	26,113
ProAssurance Corp.	90	1,650
Progressive Corp. (The)	1,248	108,813
Prudential Financial, Inc.(g)	850	66,538
Reinsurance Group of America, Inc.	142	14,917
RenaissanceRe Holdings Ltd. (Bermuda)	109	16,398
RLI Corp.	80	7,742
Safety Insurance Group, Inc.	28	2,056
Selective Insurance Group, Inc.	130	8,447
Stewart Information Services Corp.	63	2,922
Third Point Reinsurance Ltd. (Bermuda)*	80	738
Travelers Cos., Inc. (The)	538	73,329
Trupanion, Inc.*	80	8,976
United Fire Group, Inc.	35	964

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

United Insurance Holdings Corp.	30	$152
Universal Insurance Holdings, Inc.	50	670
Unum Group	405	9,408
W.R. Berkley Corp.	293	18,207
Willis Towers Watson PLC	276	56,012

		1,433,006

Interactive Media & Services 4.8%

Alphabet, Inc. (Class A Stock)*	639	1,167,683
Alphabet, Inc. (Class C Stock)*	617	1,132,651
Facebook, Inc. (Class A Stock)*	5,099	1,317,225
QuinStreet, Inc.*	70	1,482
TripAdvisor, Inc.*	200	6,194
Twitter, Inc.*	1,680	84,890
Yelp, Inc.*	110	3,585

		3,713,710

Internet & Direct Marketing Retail 4.2%

Amazon.com, Inc.*	905	2,901,611
Booking Holdings, Inc.*	87	169,157
eBay, Inc.	1,400	79,114
Etsy, Inc.*	270	53,754
Expedia Group, Inc.	291	36,113
Grubhub, Inc.*	200	15,054
Liquidity Services, Inc.*	50	976
PetMed Express, Inc.	20	764
Shutterstock, Inc.	50	3,250
Stamps.com, Inc.*	43	9,817

		3,269,610

IT Services 4.6%

Accenture PLC (Class A Stock)	1,348	326,108
Akamai Technologies, Inc.*	360	39,971
Alliance Data Systems Corp.	115	7,780
Automatic Data Processing, Inc.	912	150,589
BM Technologies, Inc.*^	3	39
Broadridge Financial Solutions, Inc.	248	35,045
CACI International, Inc. (Class A Stock)*	56	13,508
Cardtronics PLC (Class A Stock)*	84	3,263

See Notes to Financial Statements.

PGIM Day One Underlying Funds    121

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)

Cognizant Technology Solutions Corp. (Class A Stock)	1,140	$88,863
Concentrix Corp.*	91	9,730
CSG Systems International, Inc.	50	2,155
DXC Technology Co.	513	14,467
EVERTEC, Inc. (Puerto Rico)	100	3,470
ExlService Holdings, Inc.*	84	6,441
Fidelity National Information Services, Inc.	1,325	163,584
Fiserv, Inc.*	1,230	126,309
FleetCor Technologies, Inc.*	179	43,452
Gartner, Inc.*	190	28,863
Global Payments, Inc.	642	113,326
International Business Machines Corp.	1,905	226,905
Jack Henry & Associates, Inc.	170	24,614
KBR, Inc.	290	8,424
Leidos Holdings, Inc.	290	30,757
LiveRamp Holdings, Inc.*	140	10,599
ManTech International Corp. (Class A Stock)	56	5,023
Mastercard, Inc. (Class A Stock)	1,866	590,197
MAXIMUS, Inc.	140	10,508
NIC, Inc.	140	3,769
Paychex, Inc.	674	58,854
PayPal Holdings, Inc.*	2,487	582,729
Perficient, Inc.*	60	3,277
Perspecta, Inc.	281	8,135
Sabre Corp.	635	6,845
Science Applications International Corp.	119	11,428
Sykes Enterprises, Inc.*	80	3,087
TTEC Holdings, Inc.	40	3,023
Unisys Corp.*	130	3,106
VeriSign, Inc.*	221	42,889
Virtusa Corp.*	70	3,574
Visa, Inc. (Class A Stock)	3,599	695,507
Western Union Co. (The)	860	19,152
WEX, Inc.*	93	17,540

		3,546,905

Leisure Products 0.1%

Brunswick Corp.	170	14,698
Callaway Golf Co.	190	5,299
Hasbro, Inc.	270	25,332
Mattel, Inc.*	710	12,865

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Leisure Products (cont’d.)

Polaris, Inc.	132	$15,401
Sturm Ruger & Co., Inc.	34	2,154
Vista Outdoor, Inc.*	90	2,625
YETI Holdings, Inc.*	170	11,189

		89,563

Life Sciences Tools & Services 1.3%

Agilent Technologies, Inc.	660	79,312
Bio-Rad Laboratories, Inc. (Class A Stock)*	50	28,688
Bio-Techne Corp.	82	26,643
Charles River Laboratories International, Inc.*	110	28,496
Illumina, Inc.*	312	133,049
IQVIA Holdings, Inc.*	415	73,787
Luminex Corp.	83	2,331
Medpace Holdings, Inc.*	60	7,967
Mettler-Toledo International, Inc.*	52	60,741
NeoGenomics, Inc.*	230	12,195
PerkinElmer, Inc.	238	35,003
PRA Health Sciences, Inc.*	142	17,500
Repligen Corp.*	110	22,000
Syneos Health, Inc.*	170	12,640
Thermo Fisher Scientific, Inc.	842	429,167
Waters Corp.*	133	35,201

		1,004,720

Machinery 1.9%

AGCO Corp.	140	15,526
Alamo Group, Inc.	24	3,350
Albany International Corp. (Class A Stock)	60	4,171
Astec Industries, Inc.	50	2,973
Barnes Group, Inc.	90	4,326
Caterpillar, Inc.	1,160	212,094
Chart Industries, Inc.*	88	10,570
CIRCOR International, Inc.*	46	1,471
Colfax Corp.*	200	7,424
Crane Co.	114	8,628
Cummins, Inc.	316	74,077
Deere & Co.	664	191,763
Donaldson Co., Inc.	280	16,643
Dover Corp.	302	35,180

See Notes to Financial Statements.

PGIM Day One Underlying Funds    123

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Enerpac Tool Group Corp.	70	$1,419
EnPro Industries, Inc.	40	2,888
ESCO Technologies, Inc.	60	5,705
Federal Signal Corp.	100	3,269
Flowserve Corp.	270	9,601
Fortive Corp.	708	46,785
Franklin Electric Co., Inc.	93	6,456
Graco, Inc.	356	24,543
Greenbrier Cos., Inc. (The)	40	1,447
Hillenbrand, Inc.	164	6,740
IDEX Corp.	166	30,908
Illinois Tool Works, Inc.	615	119,439
Ingersoll Rand, Inc.*	767	32,091
ITT, Inc.	190	14,195
John Bean Technologies Corp.	70	8,112
Kennametal, Inc.	170	6,440
Lincoln Electric Holdings, Inc.	134	15,343
Lindsay Corp.	25	3,496
Lydall, Inc.*	10	301
Meritor, Inc.*	110	2,839
Middleby Corp. (The)*	120	16,286
Mueller Industries, Inc.	130	4,439
Nordson Corp.	120	21,479
Oshkosh Corp.	148	13,555
Otis Worldwide Corp.	865	55,922
PACCAR, Inc.	730	66,591
Parker-Hannifin Corp.	274	72,503
Pentair PLC	340	18,516
Proto Labs, Inc.*	57	12,073
Snap-on, Inc.	115	20,699
SPX Corp.*	110	5,688
SPX FLOW, Inc.*	100	5,297
Standex International Corp.	24	1,966
Stanley Black & Decker, Inc.	344	59,681
Tennant Co.	30	2,032
Terex Corp.	150	5,364
Timken Co. (The)	140	10,592
Titan International, Inc.	42	290
Toro Co. (The)	240	22,620
Trinity Industries, Inc.	140	3,893
Wabash National Corp.	30	479
Watts Water Technologies, Inc. (Class A Stock)	65	7,805

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Westinghouse Air Brake Technologies Corp.	384	$28,497
Woodward, Inc.	130	14,553
Xylem, Inc.	394	38,056

		1,439,089

Marine 0.0%

Kirby Corp.*	142	7,208
Matson, Inc.	100	5,980
SEACOR Holdings, Inc.*	25	1,043

		14,231

Media 1.2%

AMC Networks, Inc. (Class A Stock)*	50	2,471
Cable One, Inc.	12	24,000
Charter Communications, Inc. (Class A Stock)*	312	189,559
Comcast Corp. (Class A Stock)	9,696	480,631
Discovery, Inc. (Class A Stock)*	350	14,497
Discovery, Inc. (Class C Stock)*	630	22,069
DISH Network Corp. (Class A Stock)*	500	14,510
EW Scripps Co. (The) (Class A Stock)	50	741
Fox Corp. (Class A Stock)	710	22,138
Fox Corp. (Class B Stock)	330	9,864
Gannett Co., Inc.*	105	470
Interpublic Group of Cos., Inc. (The)	820	19,737
John Wiley & Sons, Inc. (Class A Stock)	100	4,561
Meredith Corp.	60	1,316
New York Times Co. (The) (Class A Stock)	310	15,373
News Corp. (Class A Stock)	820	15,908
News Corp. (Class B Stock)	250	4,720
Omnicom Group, Inc.	450	28,071
Scholastic Corp.	30	773
TechTarget, Inc.*	60	4,482
TEGNA, Inc.	440	7,053
ViacomCBS, Inc. (Class B Stock)	1,191	57,763

		940,707

Metals & Mining 0.4%

Allegheny Technologies, Inc.*	185	3,147
Arconic Corp.*	207	5,216

See Notes to Financial Statements.

PGIM Day One Underlying Funds    125

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Carpenter Technology Corp.	80	$2,499
Century Aluminum Co.*	40	390
Cleveland-Cliffs, Inc.	776	11,904
Commercial Metals Co.	230	4,529
Compass Minerals International, Inc.	60	3,496
Freeport-McMoRan, Inc.*	3,070	82,614
Haynes International, Inc.	16	371
Kaiser Aluminum Corp.	46	3,988
Materion Corp.	36	2,455
Newmont Corp.	1,720	102,512
Nucor Corp.	626	30,505
Olympic Steel, Inc.	20	273
Reliance Steel & Aluminum Co.	140	16,251
Royal Gold, Inc.	138	14,749
Steel Dynamics, Inc.	410	14,051
SunCoke Energy, Inc.	40	197
TimkenSteel Corp.*	30	151
United States Steel Corp.	450	7,992
Warrior Met Coal, Inc.	80	1,842
Worthington Industries, Inc.	80	4,187

		313,319

Mortgage Real Estate Investment Trusts (REITs) 0.0%

Apollo Commercial Real Estate Finance, Inc.	230	2,571
ARMOUR Residential REIT, Inc.	50	558
Capstead Mortgage Corp.	40	214
Granite Point Mortgage Trust, Inc.	60	559
Invesco Mortgage Capital, Inc.	271	1,095
KKR Real Estate Finance Trust, Inc.	40	685
New York Mortgage Trust, Inc.	445	1,660
PennyMac Mortgage Investment Trust	140	2,415
Ready Capital Corp.	52	592
Redwood Trust, Inc.	130	1,115

		11,464

Multiline Retail 0.5%

Big Lots, Inc.	90	5,371
Dollar General Corp.	520	101,197
Dollar Tree, Inc.*	499	50,728
Kohl’s Corp.	320	14,099

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Multiline Retail (cont’d.)

Macy’s, Inc.	640	$9,626
Nordstrom, Inc.	226	8,012
Ollie’s Bargain Outlet Holdings, Inc.*	130	12,315
Target Corp.	1,064	192,765

		394,113

Multi-Utilities 0.7%

Ameren Corp.	520	37,814
Avista Corp.	120	4,498
Black Hills Corp.	120	7,094
CenterPoint Energy, Inc.	1,124	23,705
CMS Energy Corp.	620	35,266
Consolidated Edison, Inc.	722	51,103
Dominion Energy, Inc.	1,733	126,318
DTE Energy Co.	421	49,981
MDU Resources Group, Inc.	390	10,253
NiSource, Inc.	810	17,942
NorthWestern Corp.	120	6,536
Public Service Enterprise Group, Inc.	1,070	60,380
Sempra Energy	610	75,494
WEC Energy Group, Inc.	670	59,563

		565,947

Oil, Gas & Consumable Fuels 2.0%

Antero Midstream Corp.	470	3,807
Apache Corp.	730	10,424
Bonanza Creek Energy, Inc.*	30	620
Cabot Oil & Gas Corp.	780	14,297
Callon Petroleum Co.*	63	872
Chevron Corp.	4,093	348,724
Cimarex Energy Co.	216	9,111
CNX Resources Corp.*	470	5,955
ConocoPhillips	2,886	115,526
CONSOL Energy, Inc.*	65	528
Devon Energy Corp.	1,178	19,390
Diamondback Energy, Inc.	323	18,311
Dorian LPG Ltd.*	50	579
EOG Resources, Inc.	1,249	63,649
EQT Corp.	530	8,644
Equitrans Midstream Corp.	714	4,748

See Notes to Financial Statements.

PGIM Day One Underlying Funds    127

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Exxon Mobil Corp.	8,952	$401,408
Green Plains, Inc.*	20	384
Hess Corp.	580	31,308
HollyFrontier Corp.	320	9,107
Kinder Morgan, Inc.	4,030	56,742
Laredo Petroleum, Inc.*	8	186
Marathon Oil Corp.	1,530	11,077
Marathon Petroleum Corp.	1,373	59,259
Matador Resources Co.*	145	2,216
Murphy Oil Corp.	210	2,598
Occidental Petroleum Corp.	1,730	34,704
ONEOK, Inc.	950	37,838
Par Pacific Holdings, Inc.*	20	266
PBF Energy, Inc. (Class A Stock)	145	1,228
PDC Energy, Inc.*	207	4,494
Penn Virginia Corp.*	20	201
Phillips 66	937	63,529
Pioneer Natural Resources Co.	441	53,317
QEP Resources, Inc.	300	855
Range Resources Corp.*	510	4,697
Renewable Energy Group, Inc.*	80	7,168
REX American Resources Corp.*	6	459
SM Energy Co.	135	1,133
Southwestern Energy Co.*	1,350	5,089
Talos Energy, Inc.*	30	254
Valero Energy Corp.	868	48,981
Williams Cos., Inc. (The)	2,564	54,434
World Fuel Services Corp.	140	4,283

		1,522,400

Paper & Forest Products 0.0%

Clearwater Paper Corp.*	50	1,904
Domtar Corp.	90	2,697
Glatfelter Corp.	20	313
Louisiana-Pacific Corp.	240	9,123
Mercer International, Inc. (Germany)	60	678
Neenah, Inc.	40	2,037
Schweitzer-Mauduit International, Inc.	60	2,228

		18,980

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Products 0.2%

Coty, Inc. (Class A Stock)	420	$2,676
Edgewell Personal Care Co.	80	2,672
elf Beauty, Inc.*	80	1,741
Estee Lauder Cos., Inc. (The) (Class A Stock)	484	114,539
Inter Parfums, Inc.	30	1,865
Medifast, Inc.	28	6,571
Nu Skin Enterprises, Inc. (Class A Stock)	97	5,613
USANA Health Sciences, Inc.*	20	1,655

		137,332

Pharmaceuticals 3.5%

Amphastar Pharmaceuticals, Inc.*	20	364
ANI Pharmaceuticals, Inc.*	10	285
Bristol-Myers Squibb Co.	4,786	294,004
Catalent, Inc.*	345	39,692
Corcept Therapeutics, Inc.*	210	5,935
Eli Lilly & Co.	1,688	351,053
Endo International PLC*	480	3,495
Innoviva, Inc.*	70	841
Jazz Pharmaceuticals PLC*	120	18,660
Johnson & Johnson	5,587	911,407
Lannett Co., Inc.*	20	155
Merck & Co., Inc.	5,361	413,172
Nektar Therapeutics*	340	6,698
Pacira BioSciences, Inc.*	90	5,947
Perrigo Co. PLC	270	11,529
Pfizer, Inc.	11,768	422,471
Phibro Animal Health Corp. (Class A Stock)	20	415
Prestige Consumer Healthcare, Inc.*	120	4,800
Supernus Pharmaceuticals, Inc.*	70	2,057
Viatris, Inc.*	2,508	42,611
Zoetis, Inc.	1,013	156,255

		2,691,846

Professional Services 0.4%

ASGN, Inc.*	120	9,949
CoreLogic, Inc.	170	12,799
Equifax, Inc.	258	45,694
Exponent, Inc.	120	9,910
Forrester Research, Inc.*	16	635

See Notes to Financial Statements.

PGIM Day One Underlying Funds    129

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services (cont’d.)

FTI Consulting, Inc.*	90	$9,897
Heidrick & Struggles International, Inc.	20	583
IHS Markit Ltd.	800	69,664
Insperity, Inc.	70	5,494
Kelly Services, Inc. (Class A Stock)	20	390
Korn Ferry	100	4,560
ManpowerGroup, Inc.	133	11,763
Nielsen Holdings PLC	690	15,408
Resources Connection, Inc.	30	346
Robert Half International, Inc.	230	15,525
TrueBlue, Inc.*	25	465
Verisk Analytics, Inc.	347	63,675

		276,757

Real Estate Management & Development 0.1%

CBRE Group, Inc. (Class A Stock)*	720	43,906
Jones Lang LaSalle, Inc.*	115	16,814
Marcus & Millichap, Inc.*	30	1,072
RE/MAX Holdings, Inc. (Class A Stock)	20	724
Realogy Holdings Corp.*	160	2,272
St. Joe Co. (The)	50	2,225

		67,013

Road & Rail 0.9%

ArcBest Corp.	33	1,529
Avis Budget Group, Inc.*	90	3,720
CSX Corp.	1,617	138,666
Heartland Express, Inc.	40	751
J.B. Hunt Transport Services, Inc.	180	24,239
Kansas City Southern	200	40,534
Knight-Swift Transportation Holdings, Inc.	265	10,600
Landstar System, Inc.	90	12,546
Marten Transport Ltd.	49	777
Norfolk Southern Corp.	540	127,775
Old Dominion Freight Line, Inc.	210	40,740
Ryder System, Inc.	120	7,511
Saia, Inc.*	60	10,605
Union Pacific Corp.	1,435	283,369
Werner Enterprises, Inc.	103	4,042

		707,404

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 5.0%

Advanced Energy Industries, Inc.*	86	$8,822
Advanced Micro Devices, Inc.*	2,550	218,382
Analog Devices, Inc.	788	116,096
Applied Materials, Inc.	1,936	187,172
Axcelis Technologies, Inc.*	80	2,739
Broadcom, Inc.	859	386,979
Brooks Automation, Inc.	160	12,122
CEVA, Inc.*	56	3,292
Cirrus Logic, Inc.*	130	12,180
CMC Materials, Inc.	62	9,133
Cohu, Inc.	95	3,865
Cree, Inc.*	243	24,562
Diodes, Inc.*	100	7,078
DSP Group, Inc.*	40	645
Enphase Energy, Inc.*	270	49,234
First Solar, Inc.*	190	18,839
FormFactor, Inc.*	175	7,152
Ichor Holdings Ltd.*	30	1,083
Intel Corp.	8,701	482,993
KLA Corp.	332	92,983
Kulicke & Soffa Industries, Inc. (Singapore)	130	4,637
Lam Research Corp.	308	149,057
Maxim Integrated Products, Inc.	570	49,995
MaxLinear, Inc.*	140	4,395
Microchip Technology, Inc.	563	76,630
Micron Technology, Inc.*	2,358	184,561
MKS Instruments, Inc.	125	19,759
Monolithic Power Systems, Inc.	90	31,976
NVIDIA Corp.	1,316	683,780
Onto Innovation, Inc.*	114	6,162
PDF Solutions, Inc.*	30	580
Photronics, Inc.*	60	666
Power Integrations, Inc.	126	10,149
Qorvo, Inc.*	244	41,695
QUALCOMM, Inc.	2,402	375,385
Rambus, Inc.*	240	4,559
Semtech Corp.*	140	9,933
Silicon Laboratories, Inc.*	90	11,805
Skyworks Solutions, Inc.	360	60,930
SMART Global Holdings, Inc.*	20	743
SolarEdge Technologies, Inc.*	109	31,428
Synaptics, Inc.*	70	6,945

See Notes to Financial Statements.

PGIM Day One Underlying Funds    131

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Teradyne, Inc.	364	$41,307
Texas Instruments, Inc.	1,951	323,261
Ultra Clean Holdings, Inc.*	85	3,281
Universal Display Corp.	90	20,774
Veeco Instruments, Inc.*	105	1,938
Xilinx, Inc.	534	69,724

		3,871,406

Software 7.8%

8x8, Inc.*	220	7,755
ACI Worldwide, Inc.*	230	8,830
Adobe, Inc.*	1,021	468,404
Agilysys, Inc.*	40	1,472
Alarm.com Holdings, Inc.*	90	8,363
ANSYS, Inc.*	182	64,495
Autodesk, Inc.*	467	129,560
Blackbaud, Inc.	112	7,447
Bottomline Technologies DE, Inc.*	90	4,300
Cadence Design Systems, Inc.*	590	76,930
CDK Global, Inc.	270	13,473
Ceridian HCM Holding, Inc.*	280	26,015
Citrix Systems, Inc.	270	35,994
CommVault Systems, Inc.*	108	6,780
Ebix, Inc.	28	1,458
Fair Isaac Corp.*	63	28,357
Fortinet, Inc.*	290	41,977
InterDigital, Inc.	60	3,853
Intuit, Inc.	559	201,928
J2 Global, Inc.*	91	9,340
LivePerson, Inc.*	140	8,870
Manhattan Associates, Inc.*	140	15,852
Microsoft Corp.	16,038	3,720,174
MicroStrategy, Inc. (Class A Stock)*	16	9,877
NortonLifeLock, Inc.	1,190	25,073
OneSpan, Inc.*	30	700
Oracle Corp.	4,020	242,929
Paycom Software, Inc.*	105	39,873
Paylocity Holding Corp.*	80	14,997
Progress Software Corp.	78	3,134
PTC, Inc.*	230	30,569
Qualys, Inc.*	78	10,801

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Sailpoint Technologies Holdings, Inc.*	200	$11,062
salesforce.com, Inc.*	1,945	438,714
ServiceNow, Inc.*	415	225,411
SPS Commerce, Inc.*	76	7,516
Synopsys, Inc.*	330	84,298
Teradata Corp.*	230	6,187
Tyler Technologies, Inc.*	87	36,783
Xperi Holding Corp.	215	4,141

		6,083,692

Specialty Retail 2.2%

Aaron’s Co., Inc. (The)*	75	1,270
Abercrombie & Fitch Co. (Class A Stock)	100	2,307
Advance Auto Parts, Inc.	148	22,073
American Eagle Outfitters, Inc.	310	7,034
America’s Car-Mart, Inc.*	10	1,188
Asbury Automotive Group, Inc.*	48	6,845
AutoNation, Inc.*	119	8,482
AutoZone, Inc.*	50	55,918
Barnes & Noble Education, Inc.*	40	234
Bed Bath & Beyond, Inc.	260	9,186
Best Buy Co., Inc.	486	52,887
Boot Barn Holdings, Inc.*	50	2,862
Buckle, Inc. (The)	70	2,752
Caleres, Inc.	53	801
CarMax, Inc.*	345	40,634
Cato Corp. (The) (Class A Stock)	20	227
Chico’s FAS, Inc.	110	243
Children’s Place, Inc. (The)*	24	1,763
Conn’s, Inc.*	30	472
Designer Brands, Inc. (Class A Stock)	90	1,102
Dick’s Sporting Goods, Inc.	150	10,051
Five Below, Inc.*	120	21,088
Foot Locker, Inc.	230	10,079
GameStop Corp. (Class A Stock)*	110	35,750
Gap, Inc. (The)*	420	8,505
Genesco, Inc.*	30	1,164
Group 1 Automotive, Inc.	36	4,954
Guess?, Inc.	40	929
Haverty Furniture Cos., Inc.	20	654
Hibbett Sports, Inc.*	50	2,822

See Notes to Financial Statements.

PGIM Day One Underlying Funds    133

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Home Depot, Inc. (The)	2,285	$618,824
L Brands, Inc.	490	19,972
Lithia Motors, Inc. (Class A Stock)	60	19,121
Lowe’s Cos., Inc.	1,554	259,285
Lumber Liquidators Holdings, Inc.*	30	839
MarineMax, Inc.*	26	1,088
Michaels Cos., Inc. (The)*	110	1,705
Monro, Inc.	83	4,853
Murphy USA, Inc.	54	6,727
ODP Corp. (The)	119	5,080
O’Reilly Automotive, Inc.*	155	65,948
Rent-A-Center, Inc.	120	5,196
RH*	35	16,638
Ross Stores, Inc.	768	85,471
Sally Beauty Holdings, Inc.*	172	2,597
Shoe Carnival, Inc.	20	940
Signet Jewelers Ltd.	120	4,874
Sleep Number Corp.*	70	7,542
Sonic Automotive, Inc. (Class A Stock)	60	2,456
TJX Cos., Inc. (The)	2,540	162,662
Tractor Supply Co.	250	35,435
Ulta Beauty, Inc.*	122	34,131
Urban Outfitters, Inc.*	100	2,743
Williams-Sonoma, Inc.	160	20,627
Zumiez, Inc.*	20	862

		1,699,892

Technology Hardware, Storage & Peripherals 6.1%

3D Systems Corp.*	260	9,240
Apple, Inc.	33,898	4,473,180
Diebold Nixdorf, Inc.*	60	820
Hewlett Packard Enterprise Co.	2,664	32,874
HP, Inc.	2,910	70,829
NCR Corp.*	264	8,807
NetApp, Inc.	470	31,227
Seagate Technology PLC	490	32,399
Western Digital Corp.	652	36,792
Xerox Holdings Corp.	297	6,246

		4,702,414

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	300	$12,498
Carter’s, Inc.	90	7,924
Columbia Sportswear Co.	70	6,122
Crocs, Inc.*	150	10,503
Deckers Outdoor Corp.*	61	17,811
Fossil Group, Inc.*	40	580
G-III Apparel Group Ltd.*	60	1,622
Hanesbrands, Inc.	673	10,290
Kontoor Brands, Inc.	111	4,009
Movado Group, Inc.	20	413
NIKE, Inc. (Class B Stock)	2,658	355,082
Oxford Industries, Inc.	30	1,957
PVH Corp.	158	13,471
Ralph Lauren Corp.	110	11,116
Skechers USA, Inc. (Class A Stock)*	270	9,310
Steven Madden Ltd.	170	5,712
Tapestry, Inc.	568	17,960
Under Armour, Inc. (Class A Stock)*	380	6,650
Under Armour, Inc. (Class C Stock)*	400	5,988
Unifi, Inc.*	20	479
Vera Bradley, Inc.*	30	254
VF Corp.	683	52,502
Wolverine World Wide, Inc.	180	5,155

		557,408

Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	114	4,440
Capitol Federal Financial, Inc.	270	3,353
Essent Group Ltd.	220	9,203
Flagstar Bancorp, Inc.	80	3,428
HomeStreet, Inc.	30	1,092
Meta Financial Group, Inc.	82	3,168
MGIC Investment Corp.	670	7,852
Mr. Cooper Group, Inc.*	140	3,812
New York Community Bancorp, Inc.	900	9,414
NMI Holdings, Inc. (Class A Stock)*	135	2,863
Northfield Bancorp, Inc.	30	371
Northwest Bancshares, Inc.	170	2,168
Provident Financial Services, Inc.	90	1,667
TrustCo Bank Corp.	50	311

See Notes to Financial Statements.

PGIM Day One Underlying Funds    135

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)

Walker & Dunlop, Inc.	72	$5,927
Washington Federal, Inc.	110	2,880

		61,949

Tobacco 0.6%

Altria Group, Inc.	3,936	161,691
Philip Morris International, Inc.	3,298	262,685
Universal Corp.	38	1,743
Vector Group Ltd.	178	2,090

		428,209

Trading Companies & Distributors 0.2%

Applied Industrial Technologies, Inc.	90	6,335
Boise Cascade Co.	70	3,334
DXP Enterprises, Inc.*	20	464
Fastenal Co.	1,230	56,076
GATX Corp.	70	6,496
GMS, Inc.*	60	1,739
MSC Industrial Direct Co., Inc. (Class A Stock)	100	7,757
NOW, Inc.*	150	1,243
United Rentals, Inc.*	156	37,910
Univar Solutions, Inc.*	340	6,321
Veritiv Corp.*	6	110
W.W. Grainger, Inc.	98	35,710
Watsco, Inc.	75	17,887

		181,382

Water Utilities 0.1%

American States Water Co.	90	6,953
American Water Works Co., Inc.	388	61,700
California Water Service Group	120	6,557
Essential Utilities, Inc.	470	21,761

		96,971

Wireless Telecommunication Services 0.2%

Shenandoah Telecommunications Co.	100	3,887
Spok Holdings, Inc.	30	334

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services (cont’d.)

Telephone & Data Systems, Inc.	190	$3,562
T-Mobile US, Inc.*	1,240	156,339

		164,122

TOTAL COMMON STOCKS
(cost $51,006,585)		72,796,333

EXCHANGE-TRADED FUNDS 3.5%

iShares Core S&P 500 ETF	7,100	2,637,792
iShares Core S&P Mid-Cap ETF	200	46,650
iShares Core S&P Small-Cap ETF	300	29,271

TOTAL EXCHANGE-TRADED FUNDS
(cost $2,171,532)		2,713,713

TOTAL LONG-TERM INVESTMENTS
(cost $53,178,117)		75,510,046

SHORT-TERM INVESTMENTS 2.6%

AFFILIATED MUTUAL FUND 2.3%

PGIM Core Ultra Short Bond Fund
(cost $1,743,825)(wa)	1,743,825	1,743,825

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) 0.3%
U.S. Treasury Bills	0.075%	03/18/21	200	199,988
U.S. Treasury Bills	0.090	02/25/21	50	49,999

TOTAL U.S. TREASURY OBLIGATIONS
(cost $249,978)				249,987

TOTAL SHORT-TERM INVESTMENTS
(cost $1,993,803)				1,993,812

TOTAL INVESTMENTS 99.9%
(cost $55,171,920)				77,503,858
Other assets in excess of liabilities(z) 0.1%				97,148

NET ASSETS 100.0%				$77,601,006

See Notes to Financial Statements.

PGIM Day One Underlying Funds    137

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $39 and 0.0% of net assets.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Russell 2000 E-Mini Index	Mar. 2021	$103,410	$7,690
8	S&P 500 E-Mini Index	Mar. 2021	1,482,080	7,204
1	S&P Mid Cap 400 E-Mini Index	Mar. 2021	233,570	5,122

				$20,016

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$249,987

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$1,078,675	$—	$—
Air Freight & Logistics	448,805	—	—
Airlines	185,473	—	—
Auto Components	201,252	—	—
Automobiles	1,531,730	—	—
Banks	3,007,936	—	—
Beverages	1,017,923	—	—
Biotechnology	1,398,676	—	—
Building Products	432,824	—	—
Capital Markets	1,942,093	—	—
Chemicals	1,368,947	—	—
Commercial Services & Supplies	378,554	—	—
Communications Equipment	595,794	—	—
Construction & Engineering	120,554	—	—
Construction Materials	92,573	—	—
Consumer Finance	402,039	—	—
Containers & Packaging	269,869	—	—
Distributors	81,709	—	—
Diversified Consumer Services	50,223	—	—
Diversified Financial Services	951,512	—	—
Diversified Telecommunication Services	962,624	—	—
Electric Utilities	1,219,292	—	—
Electrical Equipment	442,331	—	—
Electronic Equipment, Instruments & Components	646,565	—	—
Energy Equipment & Services	167,277	—	—
Entertainment	1,465,996	—	—
Equity Real Estate Investment Trusts (REITs)	2,072,419	—	—
Food & Staples Retailing	1,004,623	—	—
Food Products	758,741	—	—
Gas Utilities	90,514	—	—
Health Care Equipment & Supplies	2,800,444	—	—
Health Care Providers & Services	1,964,364	—	—
Health Care Technology	82,546	—	—
Hotels, Restaurants & Leisure	1,281,329	—	—
Household Durables	395,306	—	—
Household Products	1,033,811	—	—
Independent Power & Renewable Electricity Producers	33,414	—	—
Industrial Conglomerates	812,015	—	—
Insurance	1,433,006	—	—
Interactive Media & Services	3,713,710	—	—
Internet & Direct Marketing Retail	3,269,610	—	—
IT Services	3,546,866	—	39

See Notes to Financial Statements.

PGIM Day One Underlying Funds    139

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Leisure Products	$89,563	$—	$—
Life Sciences Tools & Services	1,004,720	—	—
Machinery	1,439,089	—	—
Marine	14,231	—	—
Media	940,707	—	—
Metals & Mining	313,319	—	—
Mortgage Real Estate Investment Trusts (REITs)	11,464	—	—
Multiline Retail	394,113	—	—
Multi-Utilities	565,947	—	—
Oil, Gas & Consumable Fuels	1,522,400	—	—
Paper & Forest Products	18,980	—	—
Personal Products	137,332	—	—
Pharmaceuticals	2,691,846	—	—
Professional Services	276,757	—	—
Real Estate Management & Development	67,013	—	—
Road & Rail	707,404	—	—
Semiconductors & Semiconductor Equipment	3,871,406	—	—
Software	6,083,692	—	—
Specialty Retail	1,699,892	—	—
Technology Hardware, Storage & Peripherals	4,702,414	—	—
Textiles, Apparel & Luxury Goods	557,408	—	—
Thrifts & Mortgage Finance	61,949	—	—
Tobacco	428,209	—	—
Trading Companies & Distributors	181,382	—	—
Water Utilities	96,971	—	—
Wireless Telecommunication Services	164,122	—	—
Exchange-Traded Funds	2,713,713	—	—
Affiliated Mutual Fund	1,743,825	—	—
U.S. Treasury Obligations	—	249,987	—

Total	$77,253,832	$249,987	$39

Other Financial Instruments*
Assets
Futures Contracts	$20,016	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2021 were as follows:

Software	7.8%
Technology Hardware, Storage & Peripherals	6.1
Semiconductors & Semiconductor Equipment	5.0
Interactive Media & Services	4.8
IT Services	4.6
Internet & Direct Marketing Retail	4.2
Banks	3.9
Health Care Equipment & Supplies	3.6
Exchange-Traded Funds	3.5
Pharmaceuticals	3.5
Equity Real Estate Investment Trusts (REITs)	2.7
Health Care Providers & Services	2.5
Capital Markets	2.5
Affiliated Mutual Funds	2.3
Specialty Retail	2.2
Automobiles	2.0
Oil, Gas & Consumable Fuels	2.0
Entertainment	1.9
Machinery	1.9
Insurance	1.8
Biotechnology	1.8
Chemicals	1.8
Hotels, Restaurants & Leisure	1.6
Electric Utilities	1.6
Aerospace & Defense	1.4
Household Products	1.3
Beverages	1.3
Life Sciences Tools & Services	1.3
Food & Staples Retailing	1.3
Diversified Telecommunication Services	1.2
Diversified Financial Services	1.2
Media	1.2
Industrial Conglomerates	1.0
Food Products	1.0
Road & Rail	0.9
Electronic Equipment, Instruments & Components	0.8
Communications Equipment	0.8
Multi-Utilities	0.7
Textiles, Apparel & Luxury Goods	0.7
Air Freight & Logistics	0.6

Electrical Equipment	0.6%
Building Products	0.6
Tobacco	0.6
Consumer Finance	0.5
Household Durables	0.5
Multiline Retail	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.4
Professional Services	0.4
Containers & Packaging	0.3
U.S. Treasury Obligations	0.3
Auto Components	0.3
Airlines	0.2
Trading Companies & Distributors	0.2
Energy Equipment & Services	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Construction & Engineering	0.2
Water Utilities	0.1
Construction Materials	0.1
Gas Utilities	0.1
Leisure Products	0.1
Health Care Technology	0.1
Distributors	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Diversified Consumer Services	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Paper & Forest Products	0.0	*
Marine	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Day One Underlying Funds    141

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2021 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$20,016	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures

Equity contracts	$(76)	$412,986

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)	Futures
Equity contracts	$(1,070)	$(79,598)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

For the six months ended January 31, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)

$1,978,597

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2021.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    143

PGIM QMA US Broad Market Index Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2021

Assets
Investments at value:
Unaffiliated investments (cost $53,351,937)	$75,693,495
Affiliated investments (cost $1,819,983)	1,810,363
Cash	104
Receivable for Fund shares sold	291,829
Dividends and interest receivable	63,970
Receivable for investments sold	578
Prepaid expenses	2,006

Total Assets	77,862,345

Liabilities
Payable for investments purchased	145,986
Due to broker—variation margin futures	35,920
Payable for Fund shares purchased	34,827
Custodian and accounting fees payable	23,009
Accrued expenses and other liabilities	19,932
Management fee payable	922
Trustees’ fees payable	683
Affiliated transfer agent fee payable	60

Total Liabilities	261,339

Net Assets	$77,601,006

Net assets were comprised of:
Shares of beneficial interest, at par	$4,631
Paid-in capital in excess of par	56,783,546
Total distributable earnings (loss)	20,812,829

Net assets, January 31, 2021	$77,601,006

Class R6
Net asset value, offering price and redemption price per share, ($77,601,006 ÷ 4,631,219 shares of beneficial interest issued and outstanding)	$16.76

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $8 foreign withholding tax)	$564,669
Affiliated dividend income	4,320
Income from securities lending, net (including affiliated income of $202)	203
Interest income	105

Total income	569,297

Expenses
Management fee	64,002
Custodian and accounting fees	35,499
Audit fee	12,348
Legal fees and expenses	9,279
Trustees’ fees	5,899
Shareholders’ reports	2,970
SEC registration fees	566
Transfer agent’s fees and expenses (including affiliated expense of $191)	285
Registration fees	126
Miscellaneous	8,528

Total expenses	139,502
Less: Fee waiver and/or expense reimbursement	(68,391)

Net expenses	71,111

Net investment income (loss)	498,186

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(895))	(276,172)
Futures transactions	412,986

136,814

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,993)	9,521,957
Futures	(79,598)

9,442,359

Net gain (loss) on investment transactions	9,579,173

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,077,359

See Notes to Financial Statements.

PGIM Day One Underlying Funds    145

PGIM QMA US Broad Market Index Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$498,186	$846,927
Net realized gain (loss) on investment transactions	136,814	(989,841)
Net change in unrealized appreciation (depreciation) on investments	9,442,359	5,534,287

Net increase (decrease) in net assets resulting from operations	10,077,359	5,391,373

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,399,691)	(851,368)

Fund share transactions
Net proceeds from shares sold	14,561,790	29,074,039
Net asset value of shares issued in reinvestment of dividends and distributions	1,399,691	851,368

Cost of shares purchased	(9,146,428)	(17,490,670)

Net increase (decrease) in net assets from Fund share transactions	6,815,053	12,434,737

Total increase (decrease)	15,492,721	16,974,742

Net Assets:

Beginning of period	62,108,285	45,133,543

End of period	$77,601,006	$62,108,285

See Notes to Financial Statements.

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 currently consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (the “Commodity Strategies Fund”), which is a non-diversified fund for purposes of the 1940 Act. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund (each, a “Fund” and collectively, the “Funds”).

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. PIP2’s Board of Trustees has oversight responsibility for the investment activities of the Commodity Strategies Fund, including its investment in the Cayman Subsidiary, and the Commodity Strategies Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund. The consolidated financial statements of the Commodity Strategies Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment

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Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

restrictions as the Commodity Strategies Fund. The portion of the Commodity Strategies Fund’s or Cayman Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposures could be substantial.

To the extent of the Commodity Strategies Fund’s investment through the Cayman Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Cayman Subsidiary invests. By investing in the Cayman Subsidiary, the Commodity Strategies Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivatives and other investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Commodity Strategies Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of January 31, 2021, the Cayman Subsidiary had net assets of $10,366,525, representing 19.3% of the Commodity Strategies Fund’s net assets.

The Funds of PIP2 have the following investment objective(s) and Subadviser(s):

Fund	Investment Objective(s)	Subadviser(s)
PGIM Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.	Jennison Associates, LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
PGIM Core Conservative Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Bond Index over full market cycles.	PGIM Limited and PGIM Fixed Income, a business unit of PGIM, Inc.
PGIM TIPS Fund	Outperform the Bloomberg Barclays US Treasury Inflation-Protected Index.	PGIM Fixed Income
PGIM QMA Commodity Strategies Fund	Generate returns over time in excess of the Bloomberg Commodity Index.	QMA LLC (“QMA”)(a wholly-owned subsidiary of PGIM, Inc.)
PGIM QMA Mid-Cap Core Equity Fund	Outperform the S&P Mid-Cap 400 Index.	QMA
PGIM QMA US Broad Market Index Fund	Seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.	QMA

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”)

Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. PIP 2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures (Consolidated Schedule of Investments for Commodity Strategies).

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Day One Underlying Funds    149

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds are valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies

PGIM Day One Underlying Funds    151

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Commodity Strategies Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP2, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Warrants and Rights: Certain Funds held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous.

PGIM Day One Underlying Funds    153

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): Certain Funds invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: PGIM Core Conservative Bond Fund and PGIM TIPS Fund declare daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund expect to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies Fund) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

PIP2, on behalf of the Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. At January 31, 2021, PGIM Investments has engaged the firms referenced in Note 1 as Subadvisers for their respective Funds.

The management fee payable to the Manager is accrued daily and payable monthly at an annual rate of the Funds’ average daily net assets specified below and PGIM Investments, in turn, pays each subadviser a fee for its services.

Fund	Management Fee	Effective Management Fee	Fee Waiver and/or Expense Limitations through November 30, 2021
PGIM Jennison Small-Cap Core Equity Fund	0.75%	0.44%	contractually limit expenses to 0.95%
PGIM Core Conservative Bond Fund	0.27	0.20	contractually limit expenses to 0.50%

PGIM Day One Underlying Funds    155

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

Fund	Management Fee	Effective Management Fee	Fee Waiver and/or Expense Limitations through November 30, 2021

PGIM TIPS Fund	0.23%	0.21%	contractually limit expenses to 0.40%
PGIM QMA Commodity Strategies Fund	0.47*	0.40	contractually limit expenses to 0.70%*
PGIM QMA Mid-Cap Core Equity Fund	0.50	0.31	contractually limit expenses to 0.85%
PGIM QMA US Broad Market Index Fund	0.18	—#	contractually limit expenses to 0.20%

# The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.

* The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the annual rate of 0.40% of the Cayman Subsidiary’s average daily net assets. The consolidated management fee rate includes the Cayman Subsidiary. The Manager has contractually agreed to waive any management fees it receives for the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. Effective October 1, 2020, the Manager has contractually agreed to limit expenses to 0.70%. Prior to October 1, 2020, the Manager had contractually agreed to limit expenses to 0.80%.

PIP2, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Funds. No distribution or service fees are paid to PIMS as distributor of the Class R6 shares of the Funds.

PGIM Investments, PIMS, PGIM, Inc., PGIM Limited, Jennison and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended January 31, 2021, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2021, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

PGIM Jennison Small-Cap Core Equity Fund	$7,815,357	$9,528,221
PGIM Core Conservative Bond Fund	39,027,458	38,693,840
PGIM QMA Mid-Cap Core Equity Fund	18,174,609	17,024,084
PGIM QMA US Broad Market Index Fund	12,223,599	5,699,541

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2021, is presented as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$675,577	$4,812,214	$4,985,675	$—	$—	$502,116	502,116	$807

PGIM Institutional Money Market Fund (1)(b)(wa)
265,534	2,537,942	2,802,161	(435)	256	1,136	1,137	308(2)

$941,111	$7,350,156	$7,787,836	$(435)	$256	$503,252		$1,115

PGIM Day One Underlying Funds    157

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

PGIM Core Conservative Bond Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$5,017,604	$16,853,556	$17,012,126	$—	$—	$4,859,034	4,859,034	$6,088

PGIM TIPS Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$776,742	$15,853,147	$16,219,974	$—	$—	$409,915	409,915	$541

PGIM QMA Commodity Strategies Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(bb)(wb)
$—	$25,655,573	$17,898,133	$—	$—	$7,757,440	7,757,440	$6,795

PGIM QMA Mid-Cap Core Equity Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$43,980	$5,570,054	$5,431,187	$—	$—	$182,847	182,847	$176

PGIM Institutional Money Market Fund (1)(b)(wa)
—	523,836	501,542	—	(77)	22,217	22,226	45(2)

$43,980	$6,093,890	$5,932,729	$—	$(77)	$205,064		$221

PGIM QMA US Broad Market Index Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)
$ 48,795	$ 6,979	$ 1,459	$12,993	$(770)	$ 66,538	850	$1,793

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
2,241,935	12,145,608	12,643,718	—	—	1,743,825	1,743,825	2,527

PGIM Institutional Money Market Fund(1)(b)(wa)
200	3,546,438	3,546,513	—	(125)	—	—	202	(2)

$2,242,135	$15,692,046	$16,190,231	$ —	$(125)	$1,743,825		$2,729

$2,290,930	$15,699,025	$16,191,690	$12,993	$(895)	$1,810,363		$4,522

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(g)	An affiliated security.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2021 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Jennison Small-Cap Core Equity Fund	$20,187,205	$8,985,304	$(449,052)	$8,536,252
PGIM Core Conservative Bond Fund	63,828,690	2,645,909	(337,121)	2,308,788
PGIM TIPS Fund	85,740,045	4,552,650	(490,600)	4,062,050
PGIM QMA Commodity Strategies Fund	60,605,074	4,256,957	(7,462,398)	(3,205,441)
PGIM QMA Mid-Cap Core Equity Fund	23,688,187	4,790,255	(774,516)	4,015,739
PGIM QMA US Broad Market Index Fund	56,715,710	24,130,424	(3,322,260)	20,808,164

PGIM Day One Underlying Funds    159

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2020 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
PGIM Jennison Small-Cap Core Equity Fund	$ 427,000
PGIM QMA Commodity Strategies Fund	1,000
PGIM QMA Mid-Cap Core Equity Fund	1,984,000

The PGIM Jennison Small-Cap Core Equity Fund elected to treat late year ordinary losses of approximately $45,000 as having been incurred the following fiscal year (July 31, 2021). The PGIM QMA Commodity Strategies Fund elected to treat late year ordinary losses of approximately $48,000 as having been incurred the following fiscal year (July 31, 2021).

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies Fund) for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.	Capital and Ownership

The Funds offer Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized an unlimited number of shares of beneficial interest.

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund–Class R6	1,707,651	100.0%
PGIM Core Conservative Bond Fund–Class R6	6,035,499	100.0
PGIM TIPS Fund–Class R6	8,351,416	100.0
PGIM QMA Commodity Strategies Fund–Class R6	5,426,823	100.0
PGIM QMA Mid-Cap Core Equity Fund–Class R6	2,354,257	100.0
PGIM QMA US Broad Market Index Fund–Class R6	4,631,219	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund	4	81.8%	—	—%
PGIM Core Conservative Bond Fund	6	90.9	—	—
PGIM TIPS Fund	6	90.2	—	—
PGIM QMA Commodity Strategies Fund	5	82.1	—	—
PGIM QMA Mid-Cap Core Equity Fund	7	85.7	—	—
PGIM QMA US Broad Market Index Fund	8	91.7	—	—

Transactions in shares of beneficial interest were as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	147,244	$2,143,218
Shares issued in reinvestment of dividends and distributions	67,106	1,083,084
Shares purchased	(224,776)	(3,438,377)

Net increase (decrease) in shares outstanding	(10,426)	$(212,075)

Year ended July 31, 2020:
Shares sold	650,650	$6,847,970
Shares purchased	(402,830)	(4,069,959)

Net increase (decrease) in shares outstanding	247,820	$2,778,011

PGIM Core Conservative Bond Fund:

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	1,143,426	$12,181,988
Shares issued in reinvestment of dividends and distributions	110,660	1,173,700
Shares purchased	(580,866)	(6,175,838)

Net increase (decrease) in shares outstanding	673,220	$7,179,850

Year ended July 31, 2020:
Shares sold	1,939,352	$20,298,716
Shares issued in reinvestment of dividends and distributions	119,325	1,246,574
Shares purchased	(1,329,477)	(13,859,437)

Net increase (decrease) in shares outstanding	729,200	$7,685,853

PGIM Day One Underlying Funds    161

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

PGIM TIPS Fund:

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	4,446,641	$47,378,503
Shares issued in reinvestment of dividends and distributions	136,950	1,461,323
Shares purchased	(798,588)	(8,523,045)

Net increase (decrease) in shares outstanding	3,785,003	$40,316,781

Year ended July 31, 2020:
Shares sold	3,419,169	$34,833,583
Shares issued in reinvestment of dividends and distributions	54,785	550,849
Shares purchased	(2,550,112)	(25,704,948)

Net increase (decrease) in shares outstanding	923,842	$9,679,484

PGIM QMA Commodity Strategies Fund:

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	1,208,089	$10,671,101
Shares purchased	(401,920)	(3,675,935)

Net increase (decrease) in shares outstanding	806,169	$6,995,166

Year ended July 31, 2020:
Shares sold	3,540,207	$30,076,283
Shares issued in reinvestment of dividends and distributions	24,299	233,752
Shares purchased	(1,180,963)	(9,411,703)

Net increase (decrease) in shares outstanding	2,383,543	$20,898,332

PGIM QMA Mid-Cap Core Equity Fund:

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	600,150	$6,473,558
Shares issued in reinvestment of dividends and distributions	16,119	184,245
Shares purchased	(403,019)	(4,448,501)

Net increase (decrease) in shares outstanding	213,250	$2,209,302

Year ended July 31, 2020:
Shares sold	1,594,642	$14,514,549
Shares issued in reinvestment of dividends and distributions	15,032	170,308
Shares purchased	(886,100)	(7,792,793)

Net increase (decrease) in shares outstanding	723,574	$6,892,064

PGIM QMA US Broad Market Index Fund:

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	920,689	$14,561,790
Shares issued in reinvestment of dividends and distributions	85,088	1,399,691
Shares purchased	(571,968)	(9,146,428)

Net increase (decrease) in shares outstanding	433,809	$6,815,053

Year ended July 31, 2020:
Shares sold	2,180,023	$29,074,039
Shares issued in reinvestment of dividends and distributions	59,620	851,368
Shares purchased	(1,360,639)	(17,490,670)

Net increase (decrease) in shares outstanding	879,004	$12,434,737

8.	Borrowings

PIP2, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$1,200,000,000	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds utilized the SCA during the reporting period ended January 31, 2021. The

PGIM Day One Underlying Funds    163

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2021
PGIM TIPS Fund	$656,500	1.35%	4	$835,000	$—
PGIM QMA Mid-Cap Core Equity Fund	196,692	1.42	13	383,000	—

9.	Purchases & Redemption In-kind

On September 15, 2020, the Board approved changes which would change the way an affiliated mutual fund within the PGIM Retail Mutual Fund Complex (“PGIM Real Assets Fund”), obtained exposure to a particular asset class by investing in an applicable PGIM Retail Mutual Fund (the “Underlying Fund”) utilizing a substantially similar investment strategy rather than from investing in direct investments.

As of the close of business on October 23, 2020, the PGIM Real Assets Fund delivered portfolio securities and other assets to the PGIM TIPS Fund in exchange for Class R6 shares.

The following table is a summary of the value of such securities and other assets that were transferred in-kind and the shares purchased in-kind of the PGIM TIPS Fund:

Fund/Sleeve	Market Value of Net Assets Received	Applicable Underlying Fund	Applicable Underlying Fund Shares of R6 Transferred
PGIM Real Assets Fund/TIPS	$26,442,173	PGIM TIPS Fund	2,485,167

The dollar amount of in-kind shares is included with net proceeds from shares sold on the Statement of Changes in Net Assets. The share amount of in-kind shares is included within shares sold for Class R6 in Note 7.

For US GAAP purposes, the securities and other assets transferred were recorded at fair value, but the historical cost basis of the assets transferred was not carried forward to the Underlying Fund.

10.	Risks of Investing in the Funds

The Funds’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Funds’ risks, please refer to the Funds’ Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Funds’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Funds for redemption before it matures and the Funds may lose income.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will be considered qualifying regulated investment company (RIC) income for tax purposes. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired gold/defensive investment strategy.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Funds. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds’ derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Funds.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Funds invest could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM Day One Underlying Funds    165

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

Foreign Securities Risk: The Funds’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Funds’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Index Investment Approach Risk: Since the Funds are passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Funds’ shares. There is no requirement that these entities maintain their investment in the Funds. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Funds in a short period of time, which could have a significant negative impact on the Funds’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Funds’ ability to implement its investment strategy. The Funds’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Funds may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Funds could not meet requests to redeem shares issued by the Funds without significant dilution of remaining investors’ interests in the Funds. The Funds may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Funds are forced to sell these investments to pay redemption proceeds or for other reasons, the Funds may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Funds may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Market Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of your investment in the Funds will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related

PGIM Day One Underlying Funds    167

Notes to Financial Statements/Consolidated Financial Statements  (unaudited)

governmental and public responses have had and may continue to have an impact on the Funds’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Funds may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-diversification Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Funds will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Funds.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Funds purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Funds hold TIPS, the Funds may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

11.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

PGIM Day One Underlying Funds    169

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,				November 15, 2016(a) through July 31, 2017
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.48		$11.82	$13.04	$11.27		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		- (c)	0.01	-	(c)	0.02
Net realized and unrealized gain (loss) on investment transactions	5.08		0.66	(0.53)	1.97		1.27
Total from investment operations	5.07		0.66	(0.52)	1.97		1.29
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.04)	-	(c)	(0.02)
Tax return of capital distributions	-		-	(0.01)	-		-
Distributions from net realized gains	(0.64)		-	(0.65)	(0.20)		-
Total dividends and distributions	(0.64)		-	(0.70)	(0.20)		(0.02)
Net asset value, end of period	$16.91		$12.48	$11.82	$13.04		$11.27
Total Return(d):	41.08%		5.50%	(3.26)%	17.75%		12.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,880		$21,439	$17,371	$16,158		$12,584
Average net assets (000)	$25,428		$17,831	$16,167	$14,370		$10,943
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	0.95	%(f)	0.95%	0.95%	0.95%		1.02	%(f)
Expenses before waivers and/or expense reimbursement	1.26	%(f)	1.52%	1.64%	1.68%		2.04	%(f)
Net investment income (loss)	(0.15	)%(f)	(0.03)%	0.07%	-	%(c)	0.22	%(f)
Portfolio turnover rate(g)	32%		54%	36%	39%		28%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			November 15, 2016(a) through July 31, 2017
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.81		$10.12	$9.66	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.22	0.25	0.21	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.18)		0.73	0.49	(0.34)	0.05
Total from investment operations	(0.11)		0.95	0.74	(0.13)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.26)	(0.28)	(0.24)	(0.14)
Distributions from net realized gains	(0.09)		-	-	-	-
Total dividends and distributions	(0.20)		(0.26)	(0.28)	(0.24)	-
Net asset value, end of period	$10.50		$10.81	$10.12	$9.66	$10.03
Total Return(c):	(1.00)%		9.50%	7.74%	(1.31)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,377		$57,963	$46,905	$38,592	$31,357
Average net assets (000)	$61,163		$50,192	$42,668	$34,737	$25,827
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50%	0.50%	0.53	%(e)
Expenses before waivers and/or expense reimbursement	0.57	%(e)	0.67%	0.77%	0.78%	0.95	%(e)
Net investment income (loss)	1.35	%(e)	2.07%	2.55%	2.11%	1.72	%(e)
Portfolio turnover rate(f)(g)	104%		174%	107%	171%	348%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    171

PGIM TIPS Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			November 15, 2016(a) through July 31, 2017
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.67		$9.87	$9.61	$9.86	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.01	0.21	0.28	0.13
Net realized and unrealized gain (loss) on
investment and foreign currency transactions	0.19		0.94	0.30	(0.19)	(0.09)
Total from investment operations	0.26		0.95	0.51	0.09	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.15)	(0.25)	(0.34)	(0.18)
Distributions from net realized gains	(0.09)		-	-	-	-
Total dividends and distributions	(0.21)		(0.15)	(0.25)	(0.34)	(0.18)
Net asset value, end of period	$10.72		$10.67	$9.87	$9.61	$9.86
Total Return(c):	2.32%		9.83%	5.38%	0.87%	0.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89,555		$48,736	$35,938	$23,693	$16,011
Average net assets (000)	$70,104		$38,800	$30,412	$19,916	$6,479
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40	%(e)	0.40%	0.40%	0.40%	0.55	%(e)
Expenses before waivers and/or expense reimbursement	0.42	%(e)	0.58%	0.72%	0.94%	2.41	%(e)
Net investment income (loss)	1.35	%(e)	0.12%	2.17%	2.83%	1.79	%(e)
Portfolio turnover rate(f)	25	%(g)	102%	40%	54%	41%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Commodity Strategies Fund

Consolidated Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			November 15, 2016(a) through July 31, 2017
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.34		$9.44	$10.31	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.01	0.14	0.04	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.59		(1.01)	(0.74)	0.27	0.20
Total from investment operations	1.57		(1.00)	(0.60)	0.31	0.15
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)	(0.27)	(0.15)	-
Tax return of capital distributions	-		- (c)	-	-	-
Total dividends and distributions	-		(0.10)	(0.27)	(0.15)	-
Net asset value, end of period	$9.91		$8.34	$9.44	$10.31	$10.15
Total Return(d):	18.82%		(10.74)%	(5.69)%	3.09%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,755		$38,553	$21,123	$18,187	$13,811
Average net assets (000)	$48,246		$28,308	$19,634	$16,136	$10,738
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.67	%(f)	0.80%	0.80%	0.92%	1.30	%(f)
Expenses before waivers and/or expense reimbursement	0.74	%(f)	0.94%	1.10%	1.88%	2.64	%(f)
Net investment income (loss)	(0.54	)%(f)	0.17%	1.42%	0.41%	(0.67	)%(f)
Portfolio turnover rate(g)	0%		0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    173

PGIM QMA Mid-Cap Core Equity Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			November 17, 2016(a) through July 31, 2017
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.72		$10.84	$12.08	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.11	0.09	0.05
Net realized and unrealized gain (loss) on investment transactions	2.24		(1.10)	(0.67)	1.16	1.12
Total from investment operations	2.29		(1.00)	(0.56)	1.25	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.12)	(0.09)	(0.07)	(0.01)
Distributions from net realized gains	-		-	(0.59)	(0.26)	-
Total dividends and distributions	(0.08)		(0.12)	(0.68)	(0.33)	(0.01)
Net asset value, end of period	$11.93		$9.72	$10.84	$12.08	$11.16
Total Return(c):	23.63%		(9.42)%	(4.08)%	11.36%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,082		$20,814	$15,360	$12,182	$8,426
Average net assets (000)	$24,313		$16,827	$13,541	$10,251	$5,794
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.85%	0.85%	0.85%	0.97	%(e)
Expenses before waivers and/or expense reimbursement	1.04	%(e)	1.32%	1.54%	1.80%	2.91	%(e)
Net investment income (loss)	0.93	%(e)	1.02%	1.03%	0.78%	0.62	%(e)
Portfolio turnover rate(f)	71%		140%	120%	113%	64%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA US Broad Market Index Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,			November 17, 2016(a) through July 31, 2017
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.80		$13.60	$12.99	$11.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.23	0.23	0.20	0.12
Net realized and unrealized gain (loss) on investment transactions	2.17		1.22	0.64	1.61	1.26
Total from investment operations	2.28		1.45	0.87	1.81	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.23)	(0.19)	(0.14)	(0.02)
Distributions from net realized gains	(0.11)		(0.02)	(0.07)	(0.04)	-
Total dividends and distributions	(0.32)		(0.25)	(0.26)	(0.18)	(0.02)
Net asset value, end of period	$16.76		$14.80	$13.60	$12.99	$11.36
Total Return(c):	15.42%		10.71%	6.95%	16.05%	13.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,601		$62,108	$45,134	$37,020	$22,374
Average net assets (000)	$70,534		$49,589	$40,825	$29,409	$12,357
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.20	%(e)	0.20%	0.20%	0.20%	0.26	%(e)
Expenses before waivers and/or expense reimbursement	0.39	%(e)	0.52%	0.59%	0.65%	1.86	%(e)
Net investment income (loss)	1.40	%(e)	1.71%	1.78%	1.64%	1.63	%(e)
Portfolio turnover rate(f)	8%		23%	15%	15%	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    175

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal
Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief
Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French,
Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary •
Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant
Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin,
Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Day One Underlying Funds c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP
PGIM JENNISON SMALL-CAP CORE EQUITY FUND	PQJCX	74440E805	PGIM QMA COMMODITY STRATEGIES FUND	PQCMX	74440E862
PGIM CORE CONSERVATIVE BOND FUND	PQCNX	74440E888	PGIM QMA MID-CAP CORE EQUITY FUND	PQCCX	74440E508
PGIM TIPS FUND	PQTSX	74440E870	PGIM QMA US BROAD MARKET INDEX FUND	PQBMX	74440E409

MF242E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 17, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 17, 2021